    As filed with the Securities and Exchange Commission on February 15, 2002

                   Registration Nos. 33- 56654 and 811- 04844

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
         Pre-Effective Amendment No.                                        [ ]
                                      -----
         Post-Effective Amendment No.  16                                   [X]
                                      -----

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
         Amendment No.  28                                                  [X]
                       -----

                        (Check appropriate box or boxes)

             Separate Account I of Integrity Life Insurance Company
                           (Exact Name of Registrant)

                        Integrity Life Insurance Company
                               (Name of Depositor)

                  515 West Market Street, Louisville, KY 40202
         (Address of Depositor's Principal Executive Offices) (Zip Code)
        Depositor's Telephone Number, including Area Code (502) 582-7900
                                                             ---------------

                             G. Stephen Wastek, Esq.
                        Integrity Life Insurance Company
                             515 West Market Street
                           Louisville, Kentucky 40202
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon after the effective date of this Registration Statement as is practicable.

It is proposed that this filing will become effective (check appropriate box)

             immediately upon filing pursuant to paragraph (b) of Rule 485
         ---

             on (May 1, 2001) pursuant to paragraph (b) of Rule 485
         ---

          x   60 days after filing pursuant to paragraph (a)(1) of Rule 485
         ---

             on (date) pursuant to paragraph (a)(1) of Rule 485
         ---

             75 days after filing pursuant to paragraph (a)(2) of Rule 485
         ---

             on (date) pursuant to paragraph (a)(2) of Rule 485
         ---

If appropriate, check the following box:

             this post-effective amendment designates a new effective date for a --- previously filed post-effective amendment.

    THIS FILING IS NOT INTENDED TO SUPERSEDE THE PROSPECTUS AND STATEMENT OF
      ADDITIONAL INFORMATION FOR THE IQ 3 FLEXIBLE PREMIUM VARIABLE ANNUITY OFFERED BY INTEGRITY LIFE INSURANCE COMPANY, CONTAINED IN REGISTRATION STATEMENT NOS. 33-56654 (POST-EFFECTIVE NUMBER 15) AND 811-4844 (POST-
               EFFECTIVE NUMBER 27), FILED ON DECEMBER 17, 2001.

PROSPECTUS
                                  GRANDMASTER 4
                        FLEXIBLE PREMIUM VARIABLE ANNUITY
                   issued by INTEGRITY LIFE INSURANCE COMPANY

This prospectus describes a flexible premium variable annuity contract offered by Integrity Life Insurance Company, a subsidiary of The Western and Southern Life Insurance Company (W&S). The contract provides several types of benefits, some of which have tax-favored status under the Internal Revenue Code of 1986, as amended (THE CODE). You may allocate contributions to different investment divisions of our Separate Account I, referred to as Variable Account Options and Fixed Accounts. Together, the Variable Account Options and Fixed Account Options are referred to as INVESTMENT OPTIONS.

Your contributions to the Variable Account Options are invested in shares of the portfolios of the following mutual funds:

DEUTSCHE ASSET MANAGEMENT VIT FUNDS
-----------------------------------
Deutsche EAFE Equity Index Fund
Deutsche Equity 500 Index Fund
Deutsche Small Cap Index  Fund

FIDELITY VIP FUNDS
------------------
Fidelity VIP Aggressive Growth Fund
Fidelity VIP Contrafund(R)Fund
Fidelity VIP Dynamic Capital Appreciation Fund
Fidelity VIP Equity Income Fund
Fidelity VIP Growth Fund
Fidelity VIP Growth & Income Fund
Fidelity VIP Growth Opportunities Fund
Fidelity VIP Mid-Cap Fund
Fidelity VIP Money Market Fund

JANUS ASPEN SERIES
------------------
Janus Aspen Aggressive Growth Portfolio
Janus Aspen Balanced Portfolio
Janus Aspen Capital Appreciation Portfolio
Janus Aspen Core Equity Portfolio
Janus Aspen Growth Portfolio
Janus Aspen International Growth Portfolio
Janus Aspen Strategic Value Portfolio
Janus Aspen Worldwide Growth Portfolio

J.P. MORGAN SERIES TRUST II
---------------------------
J.P. Morgan International Opportunities Portfolio
J.P. Morgan Bond Portfolio
J.P. Mid Cap Value Portfolio

LEGENDS FUND
------------
Baron Small Cap Portfolio
Gabelli Large Cap Value Portfolio
Harris Bretall Sullivan & Smith Equity Growth Portfolio
Third Avenue Value Portfolio

MFS FUNDS
---------
MFS Capital Opportunities Portfolio
MFS Emerging Growth Portfolio
MFS Investors Growth Stock Portfolio
MFS Investors Trust Portfolio
MFS Mid Cap Growth Portfolio
MFS New Discovery Portfolio
MFS Research Portfolio
MFS Total Return Portfolio

MORGAN STANLEY UIF PORTFOLIO
----------------------------
Morgan Stanley UIF Emerging Markets Debt Portfolio
Morgan Stanley UIF U.S. Real Estates Portfolio

PUTNAM FUNDS
------------
Putnam VT Growth and Income Fund
Putnam VT International Growth Fund
Putnam VT Small Cap Value Fund
Putnam VT Technology Fund
Putnam VT Voyager Fund II

TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------
Touchstone Balanced Fund
Touchstone Bond Fund
Touchstone Emerging Growth Fund
Touchstone Enhanced 30 Fund
Touchstone Equity Fund
Touchstone Growth & Income Fund
Touchstone Growth/Value Fund
Touchstone High Yield Fund
Touchstone International Equity Fund
Touchstone Money Market Fund
Touchstone Small Cap Value Fund
Touchstone Value Plus Fund

VAN KAMPEN LIFE UIT PORTFOLIOS
------------------------------
Van Kampen Bandwidth & Telecommunications
Van Kampen Biotechnilogy & Pharmaceutical
Van Kampen Internet
Van Kampen Morgan Stanley High-Tech 35(SM)
Van Kampen Morgan Stanley U.S. Multinational(SM)

`We also offer Guaranteed Rate Options (GROS) and a Systematic Transfer Option
(STO), together referred to as FIXED ACCOUNTS. The money you contribute to a GRO grows at a fixed interest rate that we declare at the beginning of the duration you select. A MARKET VALUE ADJUSTMENT will be made for withdrawals, surrenders, transfers and certain other transactions made before your GRO Account expires. However, your value under a GRO Account can't be decreased below an amount equal to your contribution, less prior withdrawals, plus interest compounded at an annual effective rate of 3% (MINIMUM VALUE). Withdrawal charges and an annual administrative charge may apply, which may invade principal. The money you contribute to the STO grows at a fixed interest rate that we declare each calendar quarter, guaranteed never to be less than an effective annual yield of 3%. YOU MUST TRANSFER ALL CONTRIBUTIONS YOU MAKE TO THE STO INTO OTHER INVESTMENT OPTIONS WITHIN ONE YEAR OF CONTRIBUTION ON A MONTHLY OR QUARTERLY BASIS.

This prospectus contains information about the contracts that you should know before you invest. Read this prospectus and any supplements, and retain them for future reference. This prospectus isn't valid unless provided with the current prospectus for the Portfolios, which you should also read.

For further information and assistance, contact our Administrative Office at Integrity Life Insurance Company, P.O. Box 740074, Louisville, Kentucky 40201-0074. The express mail address is Integrity Life Insurance Company, 515 West Market Street, Louisville, Kentucky 40202. You may also us at 1-800-325-8583.

A registration statement relating to the contract, which includes a Statement of Additional Information (SAI) dated May 1, 2001, has been filed with the Securities and Exchange Commission. The SAI is incorporated by reference into this prospectus. A free copy of the SAI is available by writing to or calling our Administrative Office. The table of contents for the SAI is found in Appendix F.

THESE SECURITIES HAVEN'T BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

You can review and copy information about GrandMaster 4 at the SEC's Public Reference Room in Washington, D.C. For hours of operation of the Public Reference Room, please call 1-800-SEC-0330. You may also obtain information about GrandMaster 4 on the SEC's Internet site at http://www.sec.gov. Copies of that information are also available, after paying a duplicating fee, by electronic request to publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20459-0102.

THE CONTRACT IS NOT A DEPOSIT OR OBLIGATION OF OR GUARANTEED BY ANY BANK, NOR IS IT INSURED BY THE FDIC; IT IS SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.

The date of this Prospectus is May 1, 2002.

TABLE OF CONTENTS

                                                                                             PAGE
GLOSSARY

PART 1 - SUMMARY

Your Variable Annuity Contract                                                                  7
Your Benefits                                                                                   7
How Your Contract is Taxed                                                                      7
Your Contributions                                                                              7
Your Investment Options                                                                         7
Account Value, Adjusted Account Value and Cash Value                                            8
Transfers                                                                                       8
Charges and Fees                                                                                8
Withdrawals                                                                                     8
Your Initial Right to Revoke                                                                    8
Risk/Return Summary: Investments and Risks                                                      9
Table of Annual Fees and Expenses                                                              10
Examples                                                                                       14

PART 2 - INTEGRITY AND THE SEPARATE ACCOUNT

Integrity Life Insurance Company                                                               17
The Separate Account and the Variable Account Options                                          17
Assets of Our Separate Account                                                                 17
Changes In How We Operate                                                                      17

PART 3 - YOUR INVESTMENT OPTIONS

The Portfolios                                                                                 18
Fixed Accounts                                                                                 28
      Guaranteed Rate Options                                                                  29
       Renewals of GRO Accounts                                                                29
       Market Value Adjustments                                                                29
       Systematic Transfer Option                                                              30

PART 4 - DEDUCTIONS AND CHARGES

Separate Account Charges                                                                       30
Annual Administrative Charge                                                                   31
Reduction or Elimination of Separate Account or Administrative Charges                         31
Portfolio Charges                                                                              31
State Premium Tax Deduction                                                                    31
Contingent Withdrawal Charge                                                                   31
Reduction or Elimination of the Contingent Withdrawal Charge                                   32
Recapture of Added Value Option                                                                32
Transfer Charge                                                                                32
Hardship Waiver                                                                                32
Tax Reserve                                                                                    32

PART 5 - TERMS OF YOUR VARIABLE ANNUITY

Contributions Under Your Contract                                                              33
Your Account Value                                                                             33
Units in Our Separate Account                                                                  33


                                       3

How We Determine Unit Value                                                                    34
Transfers                                                                                      34
Excessive Trading                                                                              35
Withdrawals                                                                                    35
Assignments                                                                                    35
Death Benefit                                                                                  35
Annuity Benefits                                                                               36
Annuities                                                                                      36
Annuity Payments                                                                               37
Timing of Payment                                                                              37
How You Make Requests and Give Instructions                                                    37

PART 6 - OPTIONAL CONTRACT FEATURES
Added Value Option                                                                             37
Enhanced Earnings Benefit                                                                      38

PART 7 - VOTING RIGHTS

Voting Rights                                                                                  39
How We Determine Your Voting Shares                                                            40
How Portfolio Shares Are Voted                                                                 40
Separate Account Voting Rights                                                                 40

PART 8 - TAX ASPECTS OF THE CONTRACT

Introduction                                                                                   40
Your Contract is an Annuity                                                                    41
Taxation of Annuities Generally                                                                41
Distribution-at-Death Rules                                                                    42
Diversification Standards                                                                      42
Tax-Favored Retirement Programs                                                                42
Federal and State Income Tax Withholding                                                       43
Impact of Taxes to Integrity                                                                   43
Transfers Among Investment Options                                                             43

PART 9 - ADDITIONAL INFORMATION

Systematic Withdrawals                                                                         43
Income Plus Withdrawal Program                                                                 43
Dollar Cost Averaging                                                                          44
Systematic Transfer Program                                                                    44
Customized Asset Rebalancing                                                                   45
Systematic Contributions                                                                       45
Legal Proceedings                                                                              45

PART 10 - PRIOR CONTRACTS

Prior Contracts                                                                                45

Appendix A  - Financial Information                                                            55
Appendix B  - Illustration of a Market Value Adjustment                                        64
Appendix C  - Calculating the Added Value Option Charge                                        67
Appendix D  - How the Market Affects the Added Value Option                                    70
Appendix E  - Enhanced Earnings Benefit Calculation Examples                                   74
Appendix F  -  SAI Table of Contents                                                           75

GLOSSARY

ACCOUNT VALUE - the value of your contract, which consists of the values of your Investment Options added together.

ADJUSTED ACCOUNT VALUE - your Account Value increased or decreased by any Market Value Adjustment made to your GRO Account.

ANNUITANT - the person upon whose life an annuity benefit and death benefit are based.

BUSINESS DAY - any day that the New York Stock Exchange is open.

CASH VALUE - your Adjusted Account Value reduced by any withdrawal charges and/or any pro-rata annual administrative charges and Added Value Option recapture that may apply.

ENHANCED RATE - a higher rate of interest we may declare for the first year of any GRO Account that exceeds the Guaranteed Interest Rate credited during the rest of the Guarantee Period.

FIRST YEAR TOTAL CONTRIBUTIONS - All monies deposited into the annuity by either the owner or the company during the first 12 calendar months the contract is in force

FIXED ACCOUNTS - Guaranteed Rate Options and the Systematic Transfer Option.

GAIN - Account Value less Net Premium

GRO - Guaranteed Rate Options, which offer durations of two, three, five, seven and ten years and lock in a fixed annual effective interest rate.

GRO VALUE - the value of a GRO Account. The GRO Value at the expiration of a GRO Account, assuming you haven't withdrawn or transferred any amounts, will be the amount you put in plus interest at the Guaranteed Interest Rate.

GUARANTEE PERIOD - the duration of your GRO Account.

GUARANTEED INTEREST RATE - a fixed annual effective interest rate that we declare for the duration of your GRO Account.

INVESTMENT OPTIONS - Variable Account Options and Fixed Accounts, collectively.

MARKET VALUE ADJUSTMENT ("MVA")- an upward or downward adjustment (never below the Minimum Value) made to the value of your GRO Account for withdrawals, surrenders, transfers and certain other transactions made before the GRO Account expires.

MINIMUM VALUE - an amount equal to your net allocation to a GRO Account, less prior withdrawals (and associated charges), accumulated at 3% interest annually, less any administrative charges.

NET PREMIUMS - Total Customer Contribution less any withdrawals or loans.

PORTFOLIO - an investment portfolio of a mutual fund in which the Separate Account invests its assets.

RETIREMENT DATE - All annuity benefits under your contract are calculated as of your Retirement Date. The Retirement Date can't be later than your 98th birthday, or earlier if required by law.

STO - Systematic Transfer Option - our STO provides a guaranteed interest rate; contributions to the STO must be transferred into other Investment Options within one year of your most recent STO contribution.

TOTAL CUSTOMER CONTRIBUTIONS - The sum of all premiums contributed by the policyholder.

UNIT - a measure of your ownership interest in a variable account option.

UNIT VALUE - the value of each Unit calculated on any Business Day.

VARIABLE ACCOUNT OPTIONS - the various investment options available to you under the contract, other than the GROs and STO. The value of your contract will reflect the investment performance of the Variable Account Options you choose.

PART 1 - SUMMARY

YOUR VARIABLE ANNUITY CONTRACT

In this prospectus, "we," "our" and "us" mean Integrity Life Insurance Company (INTEGRITY). The terms "you" and "your" mean the Annuitant, the person upon whose life the Annuity Benefit and the Death Benefit are based, usually the owner of the contract. If the Annuitant doesn't own the contract, the owner has all of the rights under the contract until annuity payments begin. If there are joint owners, they share contract rights and they must both sign for any changes or transactions. The death of the first joint owner will determine the timing of distribution.

You can invest for retirement by buying a GrandMaster 4 if you properly complete a Customer Profile form (an application or enrollment form may be required in some states) and make a minimum initial contribution. Because the premium is flexible, additional contributions can be any amount you choose, as long as they are above the minimum required contribution discussed below.

YOUR BENEFITS

Your contract has an Account Value, an annuity benefit, and a death benefit. These benefits are described in more detail below.

Your benefits under the contract may be controlled by the usual rules for taxation of annuities, including the deferral of taxes on your investment growth until you actually make a withdrawal. You should read Part 7, "Tax Aspects of the Contract" for more information, and possibly consult a tax adviser. The contract can also provide your benefits under certain tax-favored retirement programs, which may be subject to special eligibility and contribution rules.

HOW YOUR CONTRACT IS TAXED

Under the current tax laws, any increases in the value of your contributions won't be considered part of your taxable income until you make a withdrawal. However, most of the withdrawals you make before you are 59 1/2 years old are subject to a 10% federal tax penalty on the taxable portion of the amounts withdrawn.

YOUR CONTRIBUTIONS

The minimum initial contribution is $2,000 (some states may require a higher initial contribution). Additional contributions can be as little as $100. Some tax-favored retirement plans allow smaller contributions. See "Contributions Under Your Contract" in Part 5.

YOUR INVESTMENT OPTIONS

You may have your contributions placed in the Variable Account Options or the Fixed Accounts, or place part of your contributions in each of them. The Variable Account Options and the Fixed Accounts are together referred to as the INVESTMENT OPTIONS. You may have money in as many as nine different Investment Options at any one time. See "Contributions Under Your Contract" in Part 5. To select Investment Options most suitable for you, see Part 3, "Your Investment Options."

The Variable Account Options invest in shares of investment portfolios of mutual funds. Each investment portfolio is referred to as a PORTFOLIO. The investment goal of each Variable Account Option and its corresponding Portfolio is the same. For example, if your investment goal is to save money for retirement, you might choose a GROWTH oriented Variable Account Option, which invests in a GROWTH Portfolio. Your value in a Variable Account Option will vary with the performance of the corresponding Portfolio. For a full description of each Portfolio, see that Portfolio's prospectus and Statement of Additional Information.

ACCOUNT VALUE, ADJUSTED ACCOUNT VALUE AND CASH VALUE

Your ACCOUNT VALUE consists of the value of your Fixed Accounts added to the value of your Variable Account Options. Your ADJUSTED ACCOUNT VALUE is your Account Value, as increased or decreased by any Market Value Adjustments. Your ADJUSTED ACCOUNT VALUE in the GROs can never be decreased below the Minimum Value. Your CASH VALUE is equal to your Adjusted Account Value, minus any contingent withdrawal charge and minus the pro-rata portion of the annual administrative charge or any Added Value Option recapture, if it applies. See "Charges and Fees" below.

TRANSFERS

You may transfer all or any part of your Account Value among the Investment Options, although there are some restrictions that apply. You can find these in
Part 5, "Transfers." Any transfer must be at least $250 and may be arranged through our telephone transfer service. Transfers may also be made among certain Investment Options under the following special programs: (i) Dollar Cost Averaging, (ii) Customized Asset Rebalancing, or (iii) to transfer your STO contributions. All of these programs are discussed in Part 8. If you make more than twelve transfers between your Investment Options in one contract year, your account can be charged up to $20 for each transfer after the first twelve.

CHARGES AND FEES

An annual administrative expense charge of $50 is deducted from your Account.

A daily charge at an effective annual rate of 1.55% is deducted from the Account Value of each of your Variable Account Options to cover mortality and expense risks (1.40%) and certain administrative expenses (.15%). The charge will never be greater than this. For more information, see Part 4, "Deductions and Charges."

Investment advisory fees and other expenses are deducted from amounts the Separate Account invests in the Portfolios. Fidelity Management and Research Company receives investment management fees from the Portfolios based on the average net assets of each Portfolio. Advisory fees can't be increased without the consent of shareholders. See "Table of Annual Fees and Expenses" below and "The Portfolios' Investment Adviser" in Part 3.

WITHDRAWALS

You may make withdrawals as often as you wish. Each withdrawal must be at least $300. You may withdraw up to 10% of your Account Value each contract year without paying withdrawal charges. After the first 10%, there may be a charge for withdrawals you make, based upon the length of time your money has been in your account. See "Contingent Withdrawal Charge" in Part 4.

ADDED VALUE OPTION

This is an optional contract feature that must be selected at the time of application. If you select the option, Integrity will credit from 1% up to 5% of any premium contribution made during the first 12 months the contract is in effect. For example, if $50,000 is deposited and the 3% Added Value Option is selected, Integrity will credit $1500 to your ACCOUNT VALUE. Integrity charges a fee for the option. The fee is subject to a minimum and maximum dollar amount limit. Expenses for a contract with the Added Value Option will be higher than for a contract without the option. Over time, the benefit of the Added Value Option may be more than offset by the fees associated with the option. See
Section 6, "Optional Contract Features" for more detailed information.

YOUR INITIAL RIGHT TO REVOKE (FREE LOOK PERIOD)

You can cancel your contract within ten days after you receive it by returning it to our Administrative Office. We will extend the ten-day period as required by law in certain states. If you cancel your contract, we'll return your contract value (contributions net any investment performance and applicable daily charges), which may be more or less than your initial contribution. If the law requires, upon cancellation we'll return all of your contributions without any adjustment. We'll return the amount of any contribution to the Guaranteed Rate Option upon cancellation and we will also recapture any Added Value Option which has been credited to your account.

RISK/RETURN SUMMARY: INVESTMENTS AND RISKS

VARIABLE ANNUITY INVESTMENT GOALS

The investment goals of the GrandMaster 4 Variable Annuity are protecting your investment, building for retirement and providing future income. We strive to achieve these goals through extensive portfolio diversification and superior portfolio management.

RISKS

An investment in any of the Variable Account Options carries with it certain risks, including the risk that the value of your investment will decline and you could lose money. This could happen if one of the issuers of the stocks becomes financially impaired or if the stock market as a whole declines. Because most of the Variable Account Options are in common stocks, there's also the inherent risk that holders of common stock generally are behind creditors and holders of preferred stock for payments in the event of the bankruptcy of a stock issuer.

For a complete discussion of the risks associated with an investment in any particular Variable Account Option, see the prospectus of the corresponding Portfolio.

TABLE OF ANNUAL FEES AND EXPENSES

OWNER TRANSACTION EXPENSES
      Sales Load on Purchases                                                                            $0
      Deferred Sales Load (as a percentage of contributions)(1)                                  7% Maximum
      Exchange Fee (assessed after 12 transfers in one contract year)(2)                                $20

ANNUAL ADMINISTRATIVE CHARGE

      Annual Administrative Charge                                                                      $50

Separate Account Annual Expenses
(AS A PERCENTAGE OF SEPARATE ACCOUNT VALUE)(3)

      Mortality and Expense Risk Fees                                                                 1.40%
      Administrative Expenses                                                                          .15%
                                                                                                      -----
      Total Separate Account Annual Expenses                                                          1.55%
                                                                                                      =====

      Optional Added Value Option Charge (5%)                                                          .75%
      Optional Enhanced Earnings Benefit Charge, Issue Age 70-79                                       .50%
                                                                                                        ---
      Highest Possible Total Separate Account Annual Charges if These Options Elected                 2.80%
                                                                                                       ====

OPTIONAL CONTRACT EXPENSES

Added Value Option (Charges Assessed to the Separate and Fixed Accounts)

For an additional annual charge of .15% of separate account value, Integrity will credit 1% of purchase payment(s) made to the contract during the first 12 months the contract is in force. An additional charge of .15% will be charged for each additional 1% credited to the contract. A maximum of 5% can be credited to the contract. These charges will assessed until 7 years from the date the contract was issued. The fee for the Added Value Option will be assessed to both the separate and fixed accounts.

     ADDED VALUE OPTION CHARGE          TOTAL SEPARATE ACCOUNT CHARGES WITH ADDED VALUE OPTION
         1%      .15%                   1%                        1.70%
         2%      .30%                   2%                        1.85%
         3%      .45%                   3%                        2.00%
         4%      .60%                   4%                        2.15%
         5%      .75%                   5%                        2.30%

The dollar amount of the charge for the Added Value Option is subject to a minimum and maximum amount. For a 1% credit the minimum amount is .145% multiplied by FIRST-YEAR TOTAL CONTRIBUTIONS. For a 1% credit the maximum amount is .182% multiplied by FIRST-YEAR TOTAL CONTRIBUTIONS. To calculate the minimum and maximum dollar amounts, multiply the FIRST-YEAR TOTAL CONTRIBUTIONS, by the percentages in the following chart, for the Added Value Option you select.

ADDED VALUE OPTION                         MINIMUM PERCENTAGE              MAXIMUM PERCENTAGE
         1%                                    .145%                            .182%
         2%                                    .290%                            .364%
         3%                                    .435%                            .546%
         4%                                    .580%                            .728%
         5%                                    .725%                            .910%

SEE APPENDIX C FOR AN EXPLANATION AND EXAMPLES OF HOW TO CALCULATE THE CHARGES FOR THE AVO SELECTED.

Enhanced Earnings Benefit (Charges are Assessed to both the Separate and Fixed Accounts)

      ISSUE AGE                                                                       ANNUAL COST
      ---------                                                                       -----------
      0-59                                                                                   .20%
      Total Variable Account Charges with EEB                                               1.75%

      60-69                                                                                  .40%
      Total variable Account Charges with EEB                                               1.95%

      70- 79                                                                                 .50%
      Total Variable Account Charges with EEB                                               2.05%

------------------------

1. See "Deductions and Charges - Contingent Withdrawal Charge" in Part 4. You have a free withdrawal of up to 10% of the Account Value in any contract year.

2. After the first twelve transfers during a contract year, we can charge a transfer fee of $20 for each transfer. This charge doesn't apply to transfers made for dollar cost averaging, asset rebalancing, or systematic transfers. See "Deductions and Charges - Transfer Charge" in Part 4.

3.   See "Deductions and Charges - Separate Account Charges" in Part 4.

Portfolio Annual Expenses After Reimbursement
(AS A PERCENTAGE OF AVERAGE NET ASSETS)

                                                                MANAGEMENT        OTHER           12b-1       TOTAL ANNUAL
PORTFOLIO                                                         FEES           EXPENSES          FEE          EXPENSES
Deutsche EAFE Equity Index - Service Class Shares
Deutsche Equity 500 Index - Service Class Shares
Deutsche Small Cap Index - Service Class Shares
Fidelity VIP Aggressive Growth Fund - Service Class 2
Fidelity VIP Contrafund(R) Fund - Service Class 2
Fidelity VIP Dynamic Capital Appreciation Fund - S C2
Fidelity VIP Equity Income Fund - Service Class 2
Fidelity VIP Growth Fund - Service Class 2
Fidelity VIP Growth & Income Fund - Service Class 2
Fidelity VIP Growth Opportunities Fund - S C2
Fidelity VIP Mid-Cap Fund - Service Class 2
Fidelity VIP Money Market Fund - Service Class 2
Janus Aspen Series Aggressive Growth - Service Shares
Janus Aspen Series Balanced - Service Shares
Janus Aspen Series Capital Appreciation - Service Shares
Janus Aspen Series Core Equity - Service Shares
Janus Aspen Series Growth - Service Shares
Janus Aspen Series International Growth - Service Shares
Janus Aspen Series Strategic Value - Service Shares
Janus Aspen Series Worldwide Growth - Service Shares
J.P. Morgan International Opportunities
J.P. Morgan Bond
J.P. Mid Cap Value
Baron Small Cap
Gabelli Large Cap Value
Harris Bretall Sullivan & Smith Equity Growth
Third Avenue Value
Gabelli Large Cap Value
Harris Bretall Sullivan & Smith Equity Growth
Third Avenue Value
MFS Capital Opportunities - Service Class
MFS Emerging Growth - Service Class
MFS Investors Growth Stock - Service Class
MFS Investors Trust - Service Class
MFS Mid Cap Growth - Service Class
MFS New Discovery - Service Class
MFS Research - Service Class
MFS Total Return - Service Class
Morgan Stanley UIF Emerging Markets Debt
Morgan Stanley UIF U.S. Real Estate
Putnam VT Growth and Income Fund - Class IB
Putnam VT International Growth Fund - Class IB
Putnam VT Small Cap Value Fund - Class IB
Putnam VT Technology Fund - Class IB
Putnam VT Voyager Fund II - Class IB
Touchstone Balanced
Touchstone Bond
Touchstone Emerging Growth
Touchstone Enhanced 30
Touchstone Equity
Touchstone Growth & Income
Touchstone Growth/Value


                                       12

Touchstone High Yield
Touchstone International Equity
Touchstone Money Market
Touchstone Small Cap Value
Touchstone Value Plus
Van Kampen Bandwidth & Telecommunications
Van Kampen Biotechnology & Pharmaceutical
Van Kampen Internet
Van Kampen Morgan Stanley High-Tech 35
Van Kampen Morgan Stanley U.S. Multinational

EXAMPLES

The examples below show the expenses on a $1,000 investment (which does not include the 5% Added Value Option credit), assuming a $40,000 average contract value and a 5% annual rate of return on assets. These figures include charges for the Added Value Option (5%) and the Enhanced Earnings Benefit issue ages 70-79.

EXPENSES PER $1,000 INVESTMENT IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE PERIOD SHOWN:

PORTFOLIO                                                        1 YEAR          3 YEARS          5 YEARS          10 YEARS
---------                                                        ------          -------          -------          --------
Deutsche EAFE Equity Index - Service Class Shares
Deutsche Equity 500 Index - Service Class Shares
Deutsche Small Cap Index - Service Class Shares
Fidelity VIP Aggressive Growth Fund - Service Class 2
Fidelity VIP Contrafund(R) Fund - Service Class 2
Fidelity VIP Dynamic Capital Appreciation Fund - S C2
Fidelity VIP Equity Income Fund - Service Class 2
Fidelity VIP Growth Fund - Service Class 2
Fidelity VIP Growth & Income Fund - Service Class 2
Fidelity VIP Growth Opportunities Fund - S C2
Fidelity VIP Mid-Cap Fund - Service Class 2
Fidelity VIP Money Market Fund - Service Class 2
Janus Aspen Series Aggressive Growth - Service Shares
Janus Aspen Series Balanced - Service Shares
Janus Aspen Series Capital Appreciation - Service Shares
Janus Aspen Series Core Equity - Service Shares
Janus Aspen Series Growth - Service Shares
Janus Aspen Series International Growth - Service Shares
Janus Aspen Series Strategic Value - Service Shares
Janus Aspen Series Worldwide Growth - Service Shares
J.P. Morgan International Opportunities
J.P. Morgan Bond
J.P. Mid Cap Value
Baron Small Cap
Gabelli Large Cap Value
Harris Bretall Sullivan & Smith Equity Growth
Third Avenue Value
Gabelli Large Cap Value
Harris Bretall Sullivan & Smith Equity Growth
Third Avenue Value
MFS Capital Opportunities - Service Class
MFS Emerging Growth - Service Class
MFS Investors Growth Stock - Service Class
MFS Investors Trust - Service Class
MFS Mid Cap Growth - Service Class
MFS New Discovery - Service Class
MFS Research - Service Class
MFS Total Return - Service Class
Morgan Stanley UIF Emerging Markets Debt
Morgan Stanley UIF U.S. Real Estate
Putnam VT Growth and Income Fund - Class IB
Putnam VT International Growth Fund - Class IB
Putnam VT Small Cap Value Fund - Class IB
Putnam VT Technology Fund - Class IB
Putnam VT Voyager Fund II - Class IB
Touchstone Balanced
Touchstone Bond
Touchstone Emerging Growth


                                       14

Touchstone Enhanced 30
Touchstone Equity
Touchstone Growth & Income
Touchstone Growth/Value
Touchstone High Yield
Touchstone International Equity
Touchstone Money Market
Touchstone Small Cap Value
Touchstone Value Plus
Van Kampen Bandwidth & Telecommunications
Van Kampen Biotechnology & Pharmaceutical
Van Kampen Internet
Van Kampen Morgan Stanley High-Tech 35
Van Kampen Morgan Stanley U.S. Multinational

EXPENSES PER $1,000 INVESTMENT IF YOU ELECT TO ANNUITIZE OR DON'T SURRENDER YOUR CONTRACT AT THE END OF THE PERIOD SHOWN:

PORTFOLIO                                                         1 YEAR          3 YEARS          5 YEARS          10 YEARS
---------                                                         ------          -------          -------          --------
Deutsche EAFE Equity Index - Service Class Shares
Deutsche Equity 500 Index - Service Class Shares
Deutsche Small Cap Index - Service Class Shares
Fidelity VIP Aggressive Growth Fund - Service Class 2
Fidelity VIP Contrafund(R) Fund - Service Class 2
Fidelity VIP Dynamic Capital Appreciation Fund - S C2
Fidelity VIP Equity Income Fund - Service Class 2
Fidelity VIP Growth Fund - Service Class 2
Fidelity VIP Growth & Income Fund - Service Class 2
Fidelity VIP Growth Opportunities Fund - S C2
Fidelity VIP Mid-Cap Fund - Service Class 2
Fidelity VIP Money Market Fund - Service Class 2
Janus Aspen Series Aggressive Growth - Service Shares
Janus Aspen Series Balanced - Service Shares
Janus Aspen Series Capital Appreciation - Service Shares
Janus Aspen Series Core Equity - Service Shares
Janus Aspen Series Growth - Service Shares
Janus Aspen Series International Growth - Service Shares
Janus Aspen Series Strategic Value - Service Shares
Janus Aspen Series Worldwide Growth - Service Shares
J.P. Morgan International Opportunities
J.P. Morgan Bond
J.P. Mid Cap Value
Baron Small Cap
Gabelli Large Cap Value
Harris Bretall Sullivan & Smith Equity Growth
Third Avenue Value
Gabelli Large Cap Value
Harris Bretall Sullivan & Smith Equity Growth
Third Avenue Value
MFS Capital Opportunities - Service Class
MFS Emerging Growth - Service Class
MFS Investors Growth Stock - Service Class
MFS Investors Trust - Service Class
MFS Mid Cap Growth - Service Class
MFS New Discovery - Service Class
MFS Research - Service Class
MFS Total Return - Service Class


                                       15

Morgan Stanley UIF Emerging Markets Debt
Morgan Stanley UIF U.S. Real Estate
Putnam VT Growth and Income Fund - Class IB
Putnam VT International Growth Fund - Class IB
Putnam VT Small Cap Value Fund - Class IB
Putnam VT Technology Fund - Class IB
Putnam VT Voyager Fund II - Class IB
Touchstone Balanced
Touchstone Bond
Touchstone Emerging Growth
Touchstone Enhanced 30
Touchstone Equity
Touchstone Growth & Income
Touchstone Growth/Value
Touchstone High Yield
Touchstone International Equity
Touchstone Money Market
Touchstone Small Cap Value
Touchstone Value Plus
Van Kampen Bandwidth & Telecommunications
Van Kampen Biotechnology & Pharmaceutical
Van Kampen Internet
Van Kampen Morgan Stanley High-Tech 35
Van Kampen Morgan Stanley U.S. Multinational

These examples assume that all of the fixed charges of the Separate Account and of the investment advisory fees and other expenses of the Portfolios will continue as they were for their most recent fiscal year or estimated expenses (after reimbursement), if applicable. ACTUAL PORTFOLIO EXPENSES MAY BE MORE OR LESS. The annual rate of return assumed in the examples isn't an estimate or guarantee of future investment performance. The table assumes an estimated $40,000 average contract value, so that the administrative charge per $1,000 of net asset value in the Separate Account is $0.75. This per $1,000 charge would be higher for smaller Account Values and lower for higher values.

The table and examples above are to help you understand the various costs and expenses that apply to your contract. These tables show expenses of the Separate Account as well as those of the Portfolios. Premium taxes may also apply when you receive a payout of your contributions.

CONDENSED FINANCIAL INFORMATION FOR THE SEPARATE ACCOUNT IS PROVIDED IN APPENDIX A.

PART 2 - INTEGRITY AND THE SEPARATE ACCOUNT

INTEGRITY LIFE INSURANCE COMPANY

Integrity is a stock life insurance company organized under the laws of Ohio. Our principal executive office is in Louisville, Kentucky. We are authorized to sell life insurance and annuities in 47 states and the District of Columbia. We sell flexible premium annuities with underlying investment options other than the Portfolios, fixed single premium annuities, and flexible premium annuities offering both traditional fixed guaranteed interest rates and fixed equity indexed options. Integrity is a subsidiary of W&S, a mutual life insurance company originally organized under the laws of the State of Ohio on February 23, 1888.

THE SEPARATE ACCOUNT AND THE VARIABLE ACCOUNT OPTIONS

The Separate Account was established in 1986, and is maintained under the insurance laws of the State of Ohio. It is a unit investment trust, which is a type of investment company, registered with the Securities and Exchange Commission (the SEC). SEC registration doesn't mean that the SEC is involved in any way in supervising the management or investment policies of the Separate Account. Each Variable Account Option invests in shares of a corresponding Portfolio. We may establish additional Options from time to time. The Variable Account Options currently available to you are listed in Part 3, "Your Investment Options." Prior to September 3, 1991, the Portfolios invested in shares of corresponding portfolios of Prism Investment Trust.

ASSETS OF OUR SEPARATE ACCOUNT

Under Ohio law, we own the assets of our Separate Account and use them to support the variable portion of your contract and other variable annuity contracts. Annuitants under other variable annuity contracts participate in the Separate Account in proportion to the amounts in their contracts. We can't use the Separate Account's assets supporting the variable portion of these variable contracts to satisfy liabilities arising out of any of our other businesses. Under certain unlikely circumstances, one Variable Account Option may be liable for claims relating to the operations of another Option.

Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains or losses. We may allow charges owed to us to stay in the Separate Account, and in that way, we can participate proportionately in the Separate Account. Amounts in the Separate Account in excess of reserves and other liabilities belong to us, and we may transfer them to our general account.

CHANGES IN HOW WE OPERATE

We can change how we or our Separate Account operate, subject to your approval when required by the Investment Company Act of 1940 ("1940 ACT") or other applicable law or regulation. We'll notify you if any changes result in a material change in the underlying investments of a Variable Account Option. We may:

- add Options to, or remove Options from, our Separate Account, combine two or more Options within our Separate Account, or withdraw assets relating to your contract from one Option and put them into another;

-    register or end the registration of the Separate Account under the 1940
     Act;

- operate our Separate Account under the direction of a committee or discharge a committee at any time (the committee may be composed of a majority of persons who are "interested persons" of Integrity under the 1940 Act);

- restrict or eliminate any voting rights of owners or others who have voting rights that affect our Separate Account;

- cause one or more Option(s) to invest in a mutual fund other than or in addition to the Portfolios;

- operate our Separate Account or one or more of the Options in any other form the law allows, including a form that allows us to make direct investments. We may make any legal investments we wish. In choosing these investments, we'll rely on our own or outside counsel for advice.

PART 3 - YOUR INVESTMENT OPTIONS

THE PORTFOLIOS

Management fees and other expenses deducted from each Portfolio are described in that Portfolio's prospectus. Some of the Portfolios' investment advisers may compensate us for providing administrative services in connection with the Portfolios. This compensation is paid from the investment adviser's assets. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ON ANY PORTFOLIO, CALL OUR ADMINISTRATIVE OFFICE TOLL-FREE AT 1-800-325-8583.

DEUTSCHE ASSET MANAGEMENT VIT FUNDS

The investment adviser for the Deutsche Asset Management VIT Funds is Deutsche Asset Management, Inc. (DeAM). DeAM is a broad-based global investment firm that provides asset management capabilities to a variety of institutional clients worldwide. DeAM presence in all of the major investment markets gives its clients a global network and product range. DeAM manages U.S., international, emerging markets, and fixed income investments and is a leader in index strategies.

INVESTMENT OBJECTIVES OF THE PORTFOLIOS. Following is a summary of the investment objectives of the Deutsche Asset Management VIT Funds. We can't guarantee that these objectives will be met. YOU SHOULD READ THE DEUTSCHE ASSET MANAGEMENT VIT FUNDS PROSPECTUSES CAREFULLY BEFORE INVESTING.

Deutsche VIT EAFE(R) Equity Index Fund

The EAFE(R) Equity Index Fund seeks to match, as closely as possible (before expenses are deducted), the performance of the EAFE(R) Index, which measures international stocK market performance. The Fund attempts to invest in stocks and other securities that are representative of the EAFE(R) Index as a whole.

DEUTSCHE VIT EQUITY 500 INDEX FUND

The Equity 500 Index Fund seeks to match, as closely as possible (before expenses are deducted), the performance of the S&P 500 Index, which emphasizes stocks of large U.S. companies. The Fund attempts to invest in stocks and other securities that are representative of the S&P 500 Index as a whole.

DEUTSCHE VIT SMALL CAP INDEX FUND

The Small Cap Index Fund seeks to match, as closely as possible (before expenses are deducted), the performance of the Russell 2000 Index, which emphasizes stocks of small U.S. companies. The Fund attempts to invest in stocks and other securities that are representative of the Russell 2000 Index as a whole.

FIDELITY VIP FUNDS

Fidelity Management & Research Company (FMR) is a registered investment adviser under the Investment Advisers Act of 1940. It serves as the investment adviser to each Portfolio. Deutsche Asset Management, Inc. is the Fidelity VIP Index 500 Portfolio's sub-adviser.

INVESTMENT OBJECTIVES OF THE PORTFOLIOS. Below is a summary of the investment objectives of the Portfolios of Fidelity's VIP Funds. There are no guarantees that a Portfolio will be able to achieve its objective. YOU SHOULD READ FIDELITY'S VIP FUNDS' PROSPECTUS CAREFULLY BEFORE INVESTING.

FIDELITY VIP MONEY MARKET PORTFOLIO

Fidelity VIP Money Market Portfolio seeks to earn a high level of current income while preserving capital and providing liquidity. It invests only in high-quality, U.S. dollar denominated money market securities of domestic and foreign issuers, such as certificates of deposit, obligations of governments and their agencies, and commercial paper and notes.

FIDELITY VIP HIGH INCOME PORTFOLIO

Fidelity VIP High Income Portfolio seeks a high current income, while also considering growth of capital. It normally invests at least 65% of its total assets in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

FIDELITY VIP EQUITY-INCOME PORTFOLIO

Fidelity VIP Equity-Income Portfolio seeks reasonable income. The Portfolio will also consider the potential for capital appreciation. The Portfolio seeks a yield that exceeds the composite yield on the securities comprising the S&P 500. FMR normally invests at least 65% of the Portfolio's total assets in income-producing equity securities.

FIDELITY VIP GROWTH PORTFOLIO

Fidelity VIP Growth Portfolio seeks capital appreciation. FMR invests the Portfolio's assets in companies FMR believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue. Companies with high growth potential tend to be companies with higher than average price/earnings (P/E) ratios. Companies with strong growth potential often have new products, technologies, distribution channels or other opportunities or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

FIDELITY VIP OVERSEAS PORTFOLIO

Fidelity VIP Overseas Portfolio seeks long-term growth of capital primarily through investments in foreign securities. It normally invests at least 65% of its assets in foreign securities.

FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO

Fidelity VIP Investment Grade Bond Portfolio seeks as high a level of current income as is consistent with the preservation of capital by investing in U.S. dollar-denominated investment-grade bonds.

FIDELITY VIP ASSET MANAGER PORTFOLIO

Fidelity VIP Asset Manager Portfolio seeks high total return with reduced risk over the long-term by allocating its assets among stocks, bonds and short-term money market instruments.

FIDELITY VIP INDEX 500 PORTFOLIO

Fidelity VIP Index 500 Portfolio seeks to provide investment results that correspond to the total return (i.e., the combination of capital changes and income) of common stocks publicly traded in the United States. In seeking this objective, the Portfolio attempts to duplicate the composition and total return of the Standard & Poor's 500 Composite Stock Price Index while keeping transaction costs and other expenses low.

FIDELITY VIP CONTRAFUND(R) PORTFOLIO

Fidelity VIP Contrafund(R) Portfolio seeks long-term capital appreciation. FMR normally invests the Portfolio's assets primarily in common stocks. FMR invests the Portfolio's assets in securities of companies whose value FMR believes is not fully recognized by the public. The types of companies in which the Portfolio may invest include companies experiencing positive fundamental change such as a new management team or product launch, a significant cost-cutting initiative, a merger or acquisition, or a reduction in industry capacity that should lead to improved pricing; companies whose earning potential has increased or is expected to increase more than generally perceived; companies that have enjoyed recent market popularity but which appear to have temporarily fallen out of favor for reasons that are considered non-recurring or short-term; and companies that are undervalued in relation to securities of other companies in the same industry.

FIDELITY VIP ASSET MANAGER: GROWTH PORTFOLIO

Fidelity VIP Asset Manager: Growth Portfolio is an asset allocation fund that seeks to maximize total return over the long term through investments in stocks, bonds, and short-term money market instruments. The fund has a neutral mix, which represents the way the fund's investments will generally be allocated over the long term. The range and approximate neutral mix for each asset class are shown below:

                                       RANGE             NEUTRAL MIX
                                       -----             -----------
           Stock Class                 50-100%              70%
           Bond Class                    0-50%              25%
           Short-Term/
           Money Market Class            0-50%               5%

FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO

Fidelity VIP Growth Opportunities Portfolio seeks to provide capital growth. FMR normally invests the Portfolio's assets primarily in common stocks. FMR may also invest the Portfolio's assets in other types of securities, including bonds, which may be lower-quality debt securities.

FIDELITY VIP BALANCED PORTFOLIO

Fidelity VIP Balanced Portfolio seeks both income and growth of capital by investing approximately 65% of assets in stocks and other equity securities, and the remainder in bonds and other debt securities, including lower-quality debt securities, when its outlook is neutral.

FIDELITY VIP GROWTH & INCOME PORTFOLIO

Fidelity VIP Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation. FMR normally invests a majority of the Portfolio's assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation. FMR may also invest the Portfolio's assets in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.
FIDELITY VIP MID CAP PORTFOLIO

FMR normally invests the Fidelity VIP Mid Cap Portfolio's assets primarily in common stocks. FMR normally invests at least 65% of the Portfolio's total assets in securities of companies with medium market capitalizations. Medium market capitalization companies are those whose market capitalization is similar to the capitalization of companies in the S&P Mid Cap 400 at the time of the investment. Companies whose capitalization no longer meets this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 65% policy.

JANUS ASPEN SERIES

Each portfolio of the Janus Aspen Series is a mutual fund registered with the SEC. Janus Capital Corporation serves as the investment adviser to each Portfolio.

INVESTMENT OBJECTIVES OF THE PORTFOLIOS. Below is a summary of the investment goals of the Portfolios of the Janus Aspen Series. There are no guarantees that these objectives will be met. YOU SHOULD READ THE JANUS ASPEN SERIES PROSPECTUSES CAREFULLY BEFORE INVESTING.

JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO

Janus Aspen Aggressive Growth Portfolio seeks long-term growth of capital. It is a non-diversified portfolio that pursues its objective by normally investing at least 50% of its equity assets in securities issued by medium-sized companies. Medium-sized companies are those whose market capitalization's fall within the range of companies in the S&P MidCap 400 Index. Market capitalization is a commonly used measure of the size and value of a company. The market capitalizations within the Index will vary, but as of December 31, 2000, they ranged from approximately $102 million to $13 billion.

JANUS ASPEN GROWTH PORTFOLIO

Janus Aspen Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. It is a diversified portfolio that pursues its objective by investing primarily in common stocks selected for their growth potential. Although the Portfolio can invest in companies of any size, it generally invests in larger, more established companies.

JANUS ASPEN CAPITAL APPRECIATION PORTFOLIO

Janus Aspen Capital Appreciation Portfolio seeks long-term growth of capital. It is a non-diversified portfolio that pursues its objective by investing primarily in common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

JANUS ASPEN BALANCED PORTFOLIO

Janus Aspen Balanced Portfolio seeks long-term capital growth, consistent with capital preservation and balanced by current income. It is a diversified portfolio that pursues its objective by normally investing 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential. The Portfolio normally invests at least 25% of its assets in fixed-income securities.

JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO

Janus Aspen Worldwide Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. It is a diversified portfolio that pursues its objective by investing primarily in common stocks of companies of any size throughout the world. The Portfolio normally invests in issuers from at least five different countries, including the United States. The Portfolio may at times invest in fewer than five countries or even a single country.

JANUS ASPEN EQUITY INCOME PORTFOLIO

Janus Aspen Equity Income Portfolio seeks current income and long-term growth of capital. It normally emphasizes investments in common stocks, and growth potential is a significant investment consideration. The Portfolio tries to provide a lower level of volatility than the S&P 500 Index. Normally, it invests at least 65% of its assets in income-producing equity securities including common and preferred stocks, warrants and securities that are convertible to common or preferred stocks.

JANUS ASPEN INTERNATIONAL GROWTH PORTFOLIO

Janus Aspen International Growth Portfolio seeks long-term growth of capital. It normally invests at least 65% of its total assets in securities of issuers from at least five different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may invest in U.S. issuers and it may at times invest all of its assets in fewer than five countries, or even a single country.

JANUS ASPEN STRATEGIC VALUE PORTFOLIO

Janus Aspen Strategic Value Portfolio seeks long-term growth of capital. It is a non-diversified portfolio that pursues its objective by investing primarily in common stocks with the potential for long-term growth of capital using a "value" approach. The "value" approach the portfolio manager uses emphasizes investments in companies he believes are undervalued relative to their intrinsic worth.

J.P. MORGAN SERIES TRUST II

Each portfolio of the J.P. Morgan Series Trust II is a diversified mutual fund registered with the SEC. J.P. Morgan Investment Management Inc. is the investment adviser to the J.P. Morgan Series Trust II.

INVESTMENT OBJECTIVES OF THE PORTFOLIOS. Below is a summary of the investment objectives of the Portfolios of the J.P. Morgan Series Trust II. There is no guarantee that these objectives will be met. YOU SHOULD READ THE PROSPECTUS FOR J.P. MORGAN SERIES TRUST II CAREFULLY BEFORE INVESTING.

J.P. MORGAN BOND PORTFOLIO

J.P. Morgan Bond Portfolio seeks to provide a high total return consistent with moderate risk of capital and maintenance of liquidity. Although the net asset value of the Portfolio will fluctuate, the Portfolio attempts to preserve the value of its investments to the extent consistent with its objective.

J.P. MORGAN INTERNATIONAL OPPORTUNITIES PORTFOLIO

J.P. Morgan International Opportunities Portfolio seeks to provide a high total return from a portfolio of equity securities of foreign companies. The Portfolio is designed for investors who have long-term investment goals and who want to diversify their investments by adding international equities, taking advantage of investment opportunities outside the U.S. The Portfolio seeks to meet its investment goal primarily through stock valuation and selection.

J.P. MORGAN MID CAP VALUE



THE LEGENDS FUND

The Legends Fund is an open-end management investment company registered with the SEC. Touchstone Advisers, Inc. is the investment advisor of The Legends Fund. Touchstone Advisors has entered into a sub-advisory agreement with a professional manager to invest the assets of each of its portfolios. The sub-adviser for each portfolio is listed below.

INVESTMENT OBJECTIVES OF THE PORTFOLIOS. Following is a summary of the investment objectives of the Legends Fund Portfolios. We can't guarantee that these objectives will be met. You should read the Legends Fund prospectus carefully before investing.

BARON SMALL CAP

The Baron Small Cap Portfolio seeks long-term capital appreciation. It is a diversified portfolio that pursues its objective by investing primarily in common stocks of smaller companies with market values under $2 billion selected for their capital appreciation potential. In making investment decisions for the Portfolio, the sub-adviser seeks securities that it believes have (1) favorable price to value characteristics based on the sub-adviser's assessment of their prospects for future growth and profitability, and (2) the potential to increase in value at least 50% over two subsequent years. The sub-adviser to the Portfolio is BAMCO, Inc.

GABELLI LARGE CAP VALUE

The Gabelli Large Cap Value Portfolio seeks long term capital appreciation. It is a diversified Portfolio that seeks to achieve its objective by investing primarily in common stocks of large, well known, widely-held, high-quality companies that have a market capitalization greater than $5 billion. Companies of this general type are often referred to as "Blue Chip" companies. The sub-adviser is Gabelli Asset Management Company.

HARRIS BRETALL SULLIVAN & SMITH EQUITY GROWTH

Harris Bretall Sullivan & Smith Equity Growth Portfolio seeks long-term capital appreciation. It is a diversified portfolio that pursues its objective by investing primarily in stocks of established companies with proven records of superior and consistent earnings growth. In selecting equity securities for the Portfolio, the sub-adviser looks for successful companies that have exhibited superior growth in revenues and earnings, strong product lines and proven management ability over a variety of business cycles. Harris Bretall Sullivan & Smith, LLC is the sub-adviser to the Portfolio.

THIRD AVENUE VALUE

The Third Avenue Value Portfolio seeks long-term capital appreciation. It is a non-diversified portfolio that seeks to achieve its objective mainly by acquiring common stocks of well-financed companies (companies without significant debt in comparison to their cash resources) at a substantial discount to what the sub-adviser believes is their true value. The Portfolio also seeks to acquire senior securities, such as preferred stock and debt instruments, that the sub-adviser believes are undervalued. The sub-adviser is EQSF Advisors, Inc.

MFS FUNDS

Each portfolio of the MFS Variable Insurance Trust is a diversified mutual fund registered with the SEC. Massachusetts Financial Services Company is the investment adviser to the MFS Funds.

INVESTMENT OBJECTIVES OF THE PORTFOLIOS. Below is a summary of the investment objectives of the Portfolios of the MFS Funds. There is no guarantee that these objectives will be met. YOU SHOULD READ THE PROSPECTUS FOR MFS VARIABLE INSURANCE TRUST CAREFULLY BEFORE INVESTING.

MFS CAPITAL OPPORTUNITIES PORTFOLIO

MFS Capital Opportunities Portfolio seeks capital appreciation by normally investing at least 65% of its total assets in common stocks and related securities. The Portfolio focuses on companies that MFS believes have favorable growth prospects and attractive valuations based on current and expected earnings or cash flow.

MFS EMERGING GROWTH PORTFOLIO

MFS Emerging Growth Portfolio seeks long term growth of capital by normally investing at least 65% of its total assets in common stocks and related securities of emerging growth companies. Emerging growth companies are companies that MFS believes are either (1) early in their life cycle but which have the potential to become major enterprises, or (2) major enterprises whose rates of earnings growth are expected to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand, or basic changes in the economic environment. Emerging growth companies may be of any size, and MFS would expect these companies to have products, technologies, management, markets and opportunities that will facilitate earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation.

MFS INVESTORS TRUST PORTFOLIO

MFS Investors Trust Portfolio (formerly known as MFS Growth with Income) seeks mainly to provide long-term growth of capital, with a secondary objective of current income, by normally investing at least 65% of its total assets in common stocks and related securities. While the Portfolio may invest in companies of any size, it generally focuses on companies with larger market capitalizations that MFS believes have sustainable growth prospects and attractive valuations based on current and expected earnings or cash flow. The Portfolio will also seek to generate gross income equal to approximately 90% of the dividend yield on the Standard & Poor's 500 Composite Index.

MFS MID CAP GROWTH PORTFOLIO

MFS Mid Cap Growth Portfolio seeks long term growth of capital by normally investing at least 65% of its total assets in common stocks and related securities of companies with medium market capitalization that MFS believes have above-average growth potential. Medium market capitalization companies are defined by the Portfolio as companies with market capitalizations equaling or exceeding $250 million but not exceeding the top of the Russell Midcap Growth Index range at the time of the Portfolio's investment. Companies whose market capitalizations fall below $250 million or exceed the top of the Russell Midcap Growth Index range after purchase continue to be considered medium-capitalization companies for purposes of the Portfolio's 65% investment policy. As of February 29, 2000, the top of the Russell Midcap Growth Index range was $59.6 billion.

MFS NEW DISCOVERY PORTFOLIO

MFS New Discovery Portfolio seeks capital appreciation by normally investing at least 65% of its total assets in common stocks and related securities of emerging growth companies. Emerging growth companies are companies that MFS believes offer superior prospects for growth and are either (1) early in their life cycle but which have the potential to become major enterprises, or (2) major enterprises whose rates of earnings growth are expected to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand, or basic changes in the economic environment. While emerging growth companies may be of any size, the Portfolio will generally focus on smaller cap emerging growth companies that are early in their life cycle. MFS would expect these companies to have products, technologies, management, markets and opportunities that will facilitate earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation.

MFS INVESTORS GROWTH STOCK PORTFOLIO

MFS Investors Growth Stock Portfolio seeks to provide long-term growth of capital and future income rather than current income by investing, under normal market conditions, at least 80% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities, of companies which MFS believes offer better than average prospects for long-term growth. MFS looks particularly for companies which demonstrate: (1) a strong franchise, strong cash flows and a recurring revenue stream; (2) a strong industry position where there is potential for high profit margins or substantial barriers to new entry in the industry; (3) a strong management with a clearly defined strategy; and (4) new products or services.

MFS TOTAL RETURN PORTFOLIO

MFS Total Return Portfolio seeks mainly to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income. The Portfolio invests in a combination of equity and fixed income securities. Under normal market conditions, the Portfolio invests (1) at least 40%, but not more than 75%, of its net assets in common stocks and related securities such as preferred stock, bonds, warrants or rights convertible into stock, and depositary receipts for those securities; and (2) at least 25% of its net assets in non-convertible fixed income securities. The Portfolio may vary the percentage of its assets invested in any one type of security, within the limits described above, in accordance with MFS's interpretation of economic and money market conditions, fiscal and monetary policy and underlying security values.

MFS RESEARCH PORTFOLIO

The MFS Research Portfolio seeks to provide long-term growth of capital and future income. The portfolio invests, under normal market conditions, at least 80% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depository receipts. The portfolio focuses on companies that MFS believes have favorable prospects for long-term growth, attractive valuations based on current and expected earnings or cash flow, dominant or growing market share, and superior management. The portfolio may invest in companies of any size. The investments may include securities traded on securities exchanges or in the over-the-counter markets. The portfolio may invest in foreign securities (including emerging market securities), through which it may have exposure to foreign currencies.

PUTNAM FUNDS

Each fund is a mutual fund registered with the SEC. Putnam Investment Management, LLC ("Putnam Management") serves as the investment adviser of each portfolio.

INVESTMENT OBJECTIVES OF THE FUNDS. Below is a summary of the investment objectives of Putnam's VT Funds. YOU SHOULD READ PUTNAM'S VT FUNDS' PROSPECTUS CAREFULLY BEFORE INVESTING.

PUTNAM VT VOYAGER FUND II

The fund seeks long-term growth of capital. The fund invests mainly in common stocks of U.S. companies, with a focus on growth stocks. Growth stocks are issued by companies that Putnam Management believes are fast-growing and whose earnings it believes are likely to increase. The fund invests in companies of all sizes.

PUTNAM VT INTERNATIONAL GROWTH FUND

The fund seeks capital appreciation. The fund normally invests mainly in common stocks of companies outside the United States. For example, the fund may purchase stocks of companies with stock prices that reflect a value lower than that which we place on the company. The fund may also consider other factors it believe will cause the stock price to rise. The fund invests mainly in midsize and large companies, although it can invest in companies of any size. Although the fund emphasizes investments in developed countries, it may also invest in companies located in developing (also know as emerging) markets.

PUTNAM VT TECHNOLOGY FUND

The fund seeks capital appreciation and invests mainly in common stocks of U.S. companies in the technology industries that Putnam Management believes offer the opportunity for gain. These types of stocks are typically considered growth stocks. Growth stocks are issued by companies that Putnam Management believes are fast-growing and whose earnings Putnam Management believes are likely to increase over time. The fund invests in companies of all sizes.

PUTNAM VT GROWTH AND INCOME FUND

The fund seeks capital growth and current income. The fund invests mainly in common stocks of U.S. companies, with a focus on value stocks that offer potential for capital growth, current income, or both. Value stocks are those stocks Putnam Management believes are currently undervalued by the market. Putnam Management looks for companies undergoing positive change. It invests mainly in large companies.

PUTNAM VT SMALL CAP VALUE FUND

The fund seeks capital appreciation. The fund invests mainly in common stocks of U.S. companies with a focus on value stocks. Value stocks are those that Putnam Management believes are currently undervalued by the market. Putnam Management looks for companies undergoing positive change. The fund invests mainly in small companies. These are companies of a size similar to those in the Russell 2000 Index, an index that measures the performance of small companies.

TOUCHSTONE VARIABLE SERIES TRUST

Each portfolio of the Touchstone Variable Series Trust is an open-end, diversified management investment company. Touchstone Advisors, Inc. is the investment adviser of each fund. Credit Suisse Asset Management, LLC. is the sub-adviser for the International Equity fund. Westfield Capital Management, Inc./TCW Investment Management Company is the sub-adviser for the Emerging Growth fund. Todd Investment Advisors is the sub-adviser for the Small Cap Value and Enhanced 30 funds. Mastrapasqua & Associates is the sub-adviser for the Growth Value fund. Ft. Washington Investment Advisors, Inc. is the sub-adviser for the Equity, Value Plus, High Yield, Bond and Money Market funds. Zurich Scudder Investments, Inc. is the sub-adviser for the Growth & Income fund. OpCap Advisors is the sub-advisor for the Balanced fund.

TOUCHSTONE INTERNATIONAL EQUITY FUND

Touchstone International Equity Fund seeks to increase the value of fund shares over the long-term by investing at least 80% of total assets in equity securities of foreign companies. The fund will invest in at least three countries outside of the United States and focuses on companies located in Europe, Australia and the Far East. The fund may invest up to 40% of its assets in securities issued by companies active in emerging market countries.

TOUCHSTONE EMERGING GROWTH FUND

Touchstone Emerging Growth Fund seeks to increase value of fund shares as a primary goal and to earn income as a secondary goal. The fund invests primarily in small cap companies, but may invest in mid cap companies and larger company stocks. It primarily invests in equity securities, including common and preferred stocks and convertible securities.

TOUCHSTONE SMALL CAP VALUE FUND

Touchstone Small Cap Value Fund seeks long-term growth of capital by investing primarily (at least 75% of total assets) in common stocks of small to medium capitalization companies that the portfolio manager believes are undervalued. The portfolio manager looks for stocks that it believes are priced lower than they should be, and also contain a catalyst for growth. These stocks may not pay dividends.

TOUCHSTONE GROWTH/VALUE FUND

Touchstone Growth/Value Fund seeks long-term capital appreciation primarily through equity investments in companies whose valuation may not reflect the prospects for accelerated earnings and/or cash flow growth. The fund invests primarily in stocks of domestic large-cap growth companies that the portfolio manager believes have a demonstrated record of achievement with excellent prospects for earnings and/or cash flow growth over a 3 to 5 year period. In choosing securities, the portfolio manager looks for companies that it believes to be priced lower than their true value. These may include companies in the technology sector.

TOUCHSTONE EQUITY FUND

Touchstone Equity Fund seeks long-term growth of capital by investing primarily in growth-oriented stocks. The fund invests primarily (at least 65% of total assets) in a diversified portfolio of common stocks that are believed to have growth attributes superior to the general market. In selecting investments, the portfolio manager focuses on those companies that have attractive opportunities for growth of principal, yet sell at reasonable valuations compared to their expected growth rate of revenues, cash flows and earnings. These may include companies in the technology sector.

TOUCHSTONE ENHANCED 30 FUND

Touchstone Enhanced 30 Fund seeks to achieve a total return which is higher than the total return of the Dow Jones Industrial Average ("DJIA"). The fund's portfolio is based on the 30 stocks that compromise the DJIA. The DJIA is a measurement of general market price movement for 30 widely held stocks. The portfolio manager seeks to surpass the total return of the DJIA by substituting stocks that offer above average growth potential for those stocks in the DJIA that appear to have less growth potential. The fund's portfolio will at all times consist of 30 stocks and up to one-third of these holdings may represent substituted stocks in the enhanced portion of the portfolio.

TOUCHSTONE VALUE PLUS FUND

Touchstone Value Plus Fund seeks to increase value of the fund shares over the long-term by investing primarily (at least 65% of total assets) in common stock of larger companies that the portfolio manager believes are undervalued. In choosing undervalued stocks, the portfolio manager looks for companies that have proven management and unique features or advantages, but are believed to be priced lower than their true value. These companies may not pay dividends. The fund may also invest in common stocks of rapidly growing companies to enhance the fund's return and vary its investments to avoid having too much of the fund's assets subject to risks specific to undervalued stocks. Approximately 70% of total assets will generally be invested in large cap companies and approximately 30% will generally be invested in mid cap companies.

TOUCHSTONE GROWTH & INCOME FUND

Touchstone Growth & Income Fund seeks to increase the value of fund shares over the long-term, while receiving dividend income, by investing at least 50% of total assets in dividend paying common stock, preferred stocks and convertible securities in a variety of industries. The portfolio manager may purchase securities which that do not pay dividends (up to 50%) but which are expected to increase in value or produce high income payments in the future.

TOUCHSTONE BALANCED FUND

Touchstone Balanced Fund seeks to achieve both an increase in share price and current income by investing in both equity securities (generally about 60% of total assets) and debt securities (generally about 40%, but at least 25%). The fund may also invest up to one-third of its assets in securities of foreign companies, and up to 15% in securities of companies in emerging market countries. In choosing equity securities for the fund, the portfolio manager will seek out companies that are in a strong position within their industry, are owned in part by management and are selling at a price lower than the company's intrinsic value. Debt securities are also chosen using a value style, and will be rated investment grade or at the two highest levels of non-investment grade. The portfolio manager will focus on higher yielding securities, but will also consider expected movements in interest rates and industry position.

TOUCHSTONE HIGH YIELD FUND

Touchstone High Yield Fund seeks to achieve a high level of current income as its main goal, with capital appreciation as a secondary consideration. The fund invests primarily (at least 65% of total assets) in non-investment grade debt securities of domestic corporations. Non-investment grade securities are often referred to as "junk bonds" and are considered speculative.

TOUCHSTONE BOND FUND

Touchstone Bond Fund seeks to provide a high level of current income as is consistent with the preservation of capital by investing primarily in high-quality investment grade debt securities (at least 65% of total assets). The fund invests in mortgage-related securities (up to 60%), asset-backed securities and preferred stocks. The fund also invests in non-investment grade U.S. or foreign debt securities and preferred stock that are rated as low as B (up to 35%).

TOUCHSTONE MONEY MARKET FUND

Touchstone Money Market Fund seeks high current income, consistent with liquidity and stability of principal by investing primarily (at least 65% of total assets) in high-quality money market instruments. The fund is a money market fund and tries to maintain a constant share price of $1.00 per share, although there is no guarantee that it will do so.

VAN KAMPEN LIFE PORTFOLIOS

Each portfolio of Van Kampen Life Portfolios is a unit investment trust registered with the SEC. Van Kampen Funds, Inc. is the sponsor and depositor for each portfolio.

INVESTMENT OBJECTIVES OF THE PORTFOLIOS. Below is a summary of the investment objectives and other information relating to the Van Kampen Life Portfolios. There is no guarantee that these objectives will be met. YOU SHOULD READ THE VAN KAMPEN LIFE PORTFOLIOS PROSPECTUSES CAREFULLY BEFORE INVESTING.

VAN KAMPEN BANDWIDTH & TELECOMMUNICATIONS PORTFOLIO

Van Kampen Bandwidth and Telecommunications Portfolio seeks capital appreciation by investing in common stocks of companies diversified within the communications industry.

VAN KAMPEN BIOTECHNOLOGY AND PHARMACEUTICAL PORTFOLIO

Van Kampen Biotechnology and Pharmaceutical Portfolio seeks capital appreciation by investing in common stocks of companies diversified within the biotechnology and pharmaceuticals industry. Van Kampen designed the portfolio to benefit from companies that are positioned for growth in these industries.

VAN KAMPEN INTERNET PORTFOLIO

Van Kampen Internet Portfolio seeks capital appreciation by investing in common stocks of companies primarily involved in the enabling technology or communications services area of the Internet.

VAN KAMPEN HIGH-TECHNOLOGY 35 INDEX PORTFOLIO

Van Kampen Morgan Stanley High-Technology 35 Index seeks to provide capital appreciation through investment in a portfolio of the common stocks included in the Morgan Stanley High-Technology 35 Index. In creating the index, the Morgan Stanley Technology Research Group sought to design a benchmark that provides broad industry representation of equally-weighted, highly liquid, pure technology companies that is rebalanced annually. The index currently includes 35 pure technology companies representing the full breadth of technology industry segments.

VAN KAMPEN MORGAN STANLEY U.S. MULTINATIONAL 50 INDEX PORTFOLIO

Van Kampen Morgan Stanley U.S. Multinational 50 Index Portfolio seeks capital appreciation through an investment in a portfolio of the stocks included in the Morgan Stanley U.S. Multinational Index. The index consists of 50 of the largest U.S. based companies often referred to as the "New Nifty Fifty". The Morgan Stanley Research Group designed the index to measure the performance of companies that derive a significant portion of their activity from foreign operations.

TERMINATION OF VAN KAMPEN PORTFOLIOS

Because the Van Kampen Life Portfolio is a unit investment trust, it is only available for a fixed period of time. All of the Portfolios will be liquidated on May 1, 2003. We currently anticipate that the same investment strategy will be reapplied to any successor unit investment trust offered to succeed any of the Van Kampen Life Portfolios. However, there is no guarantee that Van Kampen will create a successor trust.

You will be required to give us instructions by April 30, 2003 about how to invest any account value in these Portfolios when they terminate. You will receive a notice requesting instructions prior to that time. Your choices at that time will include:

1. Giving us instructions to rollover your account value in the Van Kampen Life Portfolios to the successor portfolio, if available, or;

2. Giving us instructions to transfer any account value in the Van Kampen Life Portfolios to any other investment options available under contract. This transfer will be made on the date you give us your transfer instructions, unless you direct us to make the transfer on date of liquidation.

IF YOU DO NOT PICK EITHER OF THESE CHOICES AT THAT TIME, YOU WILL BE DEEMED TO HAVE INSTRUCTED US TO TRANSFER ANY OF YOU ACCOUNT VALUE IN THE VAN KAMPEN LIFE PORTFOLIOS TO THE FIDELITY VIP MONEY MARKET FUND ON THE DATE OF LIQUIDATION.

Management fees and other expenses deducted from each Portfolio are described in that Portfolio's prospectus. Some of the Portfolios' investment advisers may compensate us for providing administrative services in connection with the Portfolios. This compensation is paid from the investment adviser's assets. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ON ANY PORTFOLIO, CALL OUR ADMINISTRATIVE OFFICE TOLL-FREE AT 1-800-325-8583.

FIXED ACCOUNTS

FOR VARIOUS LEGAL REASONS, INTERESTS IN CONTRACTS ATTRIBUTABLE TO FIXED ACCOUNTS HAVEN'T BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT"), OR THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). THUS, NEITHER THESE CONTRACTS NOR OUR GENERAL ACCOUNT, WHICH GUARANTEES THE VALUES AND BENEFITS UNDER THOSE CONTRACTS, ARE GENERALLY SUBJECT TO REGULATION UNDER THE PROVISIONS OF THE 1933 ACT OR THE 1940 ACT. ACCORDINGLY, WE HAVE BEEN ADVISED THAT THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HASN'T REVIEWED THE DISCLOSURE IN THIS PROSPECTUS RELATING TO THE FIXED ACCOUNTS OR THE GENERAL ACCOUNT. DISCLOSURES REGARDING THE FIXED ACCOUNTS OR THE GENERAL ACCOUNT MAY, HOWEVER, BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS RELATING TO THE ACCURACY AND COMPLETENESS OF STATEMENTS MADE IN PROSPECTUSES.

GUARANTEED RATE OPTIONS

We offer GROs with durations of two, three, five, seven and ten years. We can change the durations available from time to time. When you put money in a GRO, that locks in a fixed effective annual interest rate that we declare (GUARANTEED INTEREST RATE) for the duration you select. The duration of your GRO Account is the GUARANTEE PERIOD. Each contribution or transfer to a GRO establishes a new GRO Account for the duration you choose at the then current Guaranteed Interest Rate we declare. We won't declare an interest rate less than 3%. Each GRO Account expires at the end of the duration you have selected. See "Renewals of GRO Accounts" below. All contributions you make to a GRO are placed in a non-unitized separate account. Values and benefits under your contract attributable to GROs are guaranteed by the reserves in our GRO separate account as well as by our General Account.

The value of each of your GRO Accounts is referred to as a GRO VALUE. The GRO Value at the expiration of the GRO Account, assuming you haven't transferred or withdrawn any amounts, will be the amount you put in plus interest at the Guaranteed Interest Rate. We credit interest daily at an effective annual rate equal to the Guaranteed Interest Rate.

We may declare a higher rate of interest in the first year for any Contribution allocated to a GRO that exceeds the Guaranteed Interest Rate credited during the rest of the Guarantee Period (ENHANCED RATE). This Enhanced Rate will be guaranteed for the Guaranteed Period's first year and declared at the time of purchase. We can declare and credit additional interest based on Contribution, Account Value, withdrawal dates, economic conditions or on any other lawful, nondiscriminatory basis (ADDITIONAL INTEREST). Any Enhanced Rate and Additional Interest credited to your GRO Account will be separate from the Guaranteed Interest Rate and not used in the Market Value Adjustment formula. THE ENHANCED RATE OR ADDITIONAL INTEREST MAY NOT BE AVAILABLE IN CERTAIN STATES.

Each group of GRO Accounts of the same duration is considered one GRO. For example, all of your three-year GRO Accounts are one GRO while all of your five-year GRO Accounts are another GRO, even though they may have different maturity dates.

You can get our current Guaranteed Interest Rates by calling our Administrative Office.

ALLOCATIONS TO GROS CAN'T BE MADE UNDER CONTRACTS ISSUED IN CERTAIN STATES.

RENEWALS OF GRO ACCOUNTS. When a GRO Account expires, we'll set up a new GRO Account for the same duration as your old one, at the then-current Guaranteed Interest Rate, unless you withdraw your GRO Value or transfer it to another Investment Option. We'll notify you in writing before your GRO Account expires. You must tell us before the expiration of your GRO Accounts if you want to make any changes.

The effective date of a renewal of a GRO Account will be the expiration date of the old GRO Account. You will receive the Guaranteed Interest Rate that is in effect on that date. If a GRO Account expires and it can't be renewed for the same duration, the new GRO Account will be set up for the next shortest available duration. For example, if your expiring GRO Account was for 10 years and when it expires, we don't offer a 10-year GRO, but we do offer a seven-year GRO, your new one will be for seven years. If you want something different, you can tell us within 30 days before the GRO Account expires. You can't choose, and we won't renew a GRO Account that expires after your Retirement Date.

MARKET VALUE ADJUSTMENTS. A MARKET VALUE ADJUSTMENT is an adjustment, either up or down, that we make to your GRO Value if you make an early withdrawal or transfer from your GRO Account. No Market Value Adjustment is made for free withdrawal amounts or for withdrawals or transfers made within 30 days of the expiration of the GRO Guarantee Period. In addition, we won't make a Market Value Adjustment for a death benefit. The market adjusted value may be higher or lower than the GRO Value, but will never be less than the MINIMUM VALUE. Minimum Value is an amount equal to your contribution to the GRO Account, less previous withdrawals from the GRO Account and less any applicable contingent withdrawal and administrative charges, plus 3% interest compounded annually. Withdrawal charges and the administrative expense charge can invade the Minimum Value.

The Market Value Adjustment we make to your GRO Account is based on the changes in our Guaranteed Interest Rate. If our Guaranteed Interest Rate has increased since the time of your investment, the Market Value

Adjustment will reduce your GRO Value (but not below the Minimum Value). On the other hand, if our Guaranteed Interest Rate has decreased since the time of your investment, the Market Value Adjustment will increase your GRO Value.

The Market Value Adjustment (MVA) for a GRO Account is determined under the following formula:

                              N/12                 N/12
    MVA = GRO Value x [(1 + A)    / (1 + B + .0025)    - 1], where

    A is the Guaranteed Interest Rate being credited to the GRO Account subject to the Market Value Adjustment,

    B is the current Guaranteed Interest Rate, as of the effective date of the application of the Market Value Adjustment, for current allocations to a GRO Account, the length of which is equal to the number of whole months remaining in your GRO Account. Subject to certain adjustments, if that remaining period isn't equal to an exact period for which we have declared a new Guaranteed Interest Rate, B will be determined by a formula that finds a value between the Guaranteed Interest Rates for GRO Accounts of the next highest and next lowest durations.

    N is the number of whole months remaining in your GRO Account.

For contracts issued in certain states, the formula above will be adjusted to comply with state requirements.

If the remaining term of your GRO Account is 30 days or less, the Market Value Adjustment for your GRO Account will be zero. If for any reason we are no longer declaring current Guaranteed Interest Rates, then to determine B we will use the yield to maturity of United States Treasury Notes with the same remaining term as your GRO Account, using a formula when necessary, in place of the current Guaranteed Interest Rate or Rates.

For illustrations of the application of the Market Value Adjustment formula, see Appendix B.

SYSTEMATIC TRANSFER OPTION

We also offer a Systematic Transfer Option that guarantees an interest rate that we declare in advance for each calendar quarter. This interest rate applies to all contributions made to the STO Account during the calendar quarter for which the rate has been declared. You MUST transfer all STO contributions into other Investment Options within one year of your most recent STO contribution. Transfers will be made automatically in approximately equal quarterly or monthly installments of not less than $1,000 each. You can't transfer from other Investment Options into the STO. Normal contingent withdrawal charges apply to withdrawals from the STO. We guarantee that the STO's effective annual yield will never be less than 3%. See "Systematic Transfer Program" in Part 8 for details on this program. This option may not be available in some states.

PART 4 - DEDUCTIONS AND CHARGES

SEPARATE ACCOUNT CHARGES

Integrity deducts a daily expense amount from the Unit Value equal to an effective annual rate of 1.55% of your Account Value in the Variable Account Options. We can't increase this daily expense rate without your consent. Of the 1.55% total charge, .15% is used to reimburse us for administrative expenses not covered by the annual administrative charge described below. We deduct the remaining 1.40% for assuming the expense risk and the mortality risk under the contract. The expense risk is the risk that our actual expenses of administering the contracts will exceed the annual administrative expense charge. Mortality risk, as used here, refers to the risk Integrity takes that annuitants, as a class of persons, will live longer than estimated and we will be required to pay out more annuity benefits than anticipated. The relative proportion of the mortality and expense risk charge may be changed, but the total 1.40% effective annual risk charge can't be increased.

Integrity may realize a gain from these daily charges if they aren't needed to meet the actual expenses incurred.

ANNUAL ADMINISTRATIVE CHARGE

We charge an annual administrative charge of $50. This charge is deducted pro-rata from your Account Value in each Investment Option. The part of the charge deducted from the Variable Account Options reduces the number of Units we credit to you. The part of the charge deducted from the Fixed Accounts is withdrawn in dollars. The annual administrative charge is pro-rated in the event of the Annuitant's retirement, death, annuitization, or contract termination during a contract year.

REDUCTION OR ELIMINATION OF SEPARATE ACCOUNT OR ADMINISTRATIVE CHARGES

We can reduce or eliminate the separate account or administrative charges for individuals or groups of individuals if we anticipate expense savings. We may do this based on the size and type of the group and the amount of the contributions. We won't unlawfully discriminate against any person or group if we reduce or eliminate these charges.

PORTFOLIO CHARGES

The Separate Account buys shares of the Portfolios at net asset value. That price reflects investment advisory fees and other direct expenses that have already been deducted from the assets of the Portfolios. The amount charged for investment management can't be increased without the approval of the shareholders.

STATE PREMIUM TAX DEDUCTION

Integrity won't deduct state premium taxes from your contributions before investing them in the Investment Options, unless required by your state law. If the Annuitant elects an annuity benefit, we'll deduct any applicable state premium taxes from the amount available for an annuity benefit. State premium taxes currently range up to 4%.

CONTINGENT WITHDRAWAL CHARGE

We don't deduct sales charges when you make a contribution to the contract. However, contributions withdrawn may be subject to a withdrawal charge of up to 7%. As shown below, the charge varies, depending upon the "age" of the contributions included in the withdrawal- that is, the number of years that have passed since each contribution was made. The maximum of 7% would apply if the entire amount of the withdrawal consisted of contributions made during your current contribution year. We don't deduct withdrawal charges when you withdraw contributions made more than three years prior to your withdrawal. To calculate the withdrawal charge, (1) the oldest contributions will be treated as the first withdrawn and more recent contributions next, and (2) partial withdrawals up to the free withdrawal amount aren't considered in the withdrawal charge calculation. For partial withdrawals, the total amount deducted from your Account will include the withdrawal amount requested, any Market Value Adjustment that applies, and any withdrawal charges that apply, so that the net amount you receive will be the amount you requested.

You may take up to 10% of your account value each year without any contingent withdrawal charge or Market Value Adjustment. This is referred to as your "free withdrawal." If you don't take any free withdrawals in one year, you can't add it to the next year's free withdrawal. If you aren't 59 1/2 , federal tax penalties may apply.

             NUMBER OF FULL YEARS FROM THE         CHARGE AS A PERCENTAGE OF THE
             DATE OF CONTRIBUTION                      CONTRIBUTION WITHDRAWN
                     1                                          7%
                     2                                          6%
                     3                                          5%
                     4 (+)                                      0%

We won't deduct a contingent withdrawal charge if you use the withdrawal to buy from Integrity either an immediate annuity benefit with life contingencies or an immediate annuity without life contingencies with a restricted prepayment option that provides for level payments over five or more years. Similarly, we won't deduct a charge if the Annuitant dies. See "Death Benefits and Similar Benefit Distributions" in Part 5.

REDUCTION OR ELIMINATION OF THE CONTINGENT WITHDRAWAL CHARGE

We can reduce or eliminate the contingent withdrawal charge for individuals or a group of individuals if we anticipate expense savings. We may do this based on the size and type of the group and the amount of the contribution or whether there is some relationship with Integrity. Examples of these relationships would include being an employee of Integrity or an affiliate, receiving distributions or making internal transfers from other contracts issued by Integrity, or making transfers of amounts held under qualified plans sponsored by Integrity or an affiliate.

We won't unlawfully discriminate against any person or group if we reduce or eliminate the contingent withdrawal charge.

RECAPTURE OF THE ADDED VALUE OPTION

If you select the Added Value Option all or part of the Added Value Option will be recaptured by the company and not distributed in the case of annuitization within the first three years or a partial or complete surrender. The chart below shows what portion of the Added Value Option originally credited will be recaptured. For a partial or a complete surrender, the factors in the chart will be applied to a percentage of the amount credited, where the percentage equals the withdrawn amount divided by the account value at the time of withdrawal. The amount recaptured is based upon the year the withdrawal is taken. The total amount recaptured will never exceed what was credited.

      POLICY YEAR                      AMOUNT OF ADDED VALUE OPTION RECAPTURED
          1                                              100%
          2                                              100%
          3                                               85%
          4                                               70%
          5                                               55%
          6                                               40%
          7                                               25%
          8                                                0%

TRANSFER CHARGE

If you make more than twelve transfers among your Investment Options during one contract year, we may charge your account up to $20 for each additional transfer during that year. Transfer charges don't apply to transfers under (i) Dollar Cost Averaging, (ii) Customized Asset Rebalancing, (iii) Asset Allocation and Rebalancing, or (iv) systematic transfers from the STO, nor do these transfers count toward the twelve free transfers you may make in a contract year.

HARDSHIP WAIVER

We can waive withdrawal charges on full or partial withdrawal requests of $1,000 or more under a hardship circumstance. We can also waive the Market Value Adjustment on any amounts withdrawn from the GRO Accounts. Hardship circumstances include the owner's (1) confinement to a nursing home, hospital or long term care facility, (2) diagnosis of terminal illness with any medical condition that would result in death or total disability, and (3) unemployment. We can require reasonable notice and documentation including, but not limited to, a physician's certification and Determination Letter from a State Department of Labor. Some of the hardship circumstances listed above may not apply in some states, and, in other states, may not be available at all.

TAX RESERVE

We can make a charge in the future for taxes or for reserves set aside for taxes, which will reduce the investment performance of the Variable Account Options.

PART 5 - TERMS OF YOUR VARIABLE ANNUITY

CONTRIBUTIONS UNDER YOUR CONTRACT

You can make contributions of at least $100 at any time up to the Annuitant's Retirement Date. Your first contribution, however, can't be less than $2,000 (some states may require higher initial minimum contributions). We have special rules for minimum contribution amounts for tax-favored retirement programs. See "Tax-Favored Retirement Programs" in the SAI.

We may limit the total contributions under a contract to $1,000,000 if you are under age 76 or to $250,000 if you are over age 76. Once you reach nine years before your Retirement Date, we may refuse to accept any contribution. Contributions may also be limited by various laws or prohibited by Integrity for all Annuitants under the contract. If your contributions are made under a tax-favored retirement program, we won't measure them against the maximum limits set by law.

Contributions are applied to the various Investment Options you select and are used to pay annuity and death benefits. Each contribution is credited as of the date we have RECEIVED (as defined below) both the contribution and instructions for allocation among the Investment Options at our Administrative Office. Wire transfers of federal funds are deemed received on the day of transmittal if credited to our account by 3 p.m. Eastern Time, otherwise they are deemed received on the next Business Day. Contributions by check or mail are deemed received when they are delivered in good order to our Administrative Office.

You can change your choice of Investment Options at any time by writing to the Administrative Office. The request should indicate your contract number and the specific change you want to make, and you should sign the request. When the Administrative Office receives it, the change will be effective for any contribution that accompanies it and for all future contributions. We can also accept changes by telephone transfer. See "Transfers" in Part 5.

YOUR ACCOUNT VALUE

Your Account Value reflects various charges. See Part 4, "Deductions and Charges." Annual deductions are made as of the last day of each contract year. Withdrawal charges and Market Value Adjustments, if applicable, are made as of the effective date of the transaction. Charges against our Separate Account are reflected daily. Any amount allocated to a Variable Account Option will go up or down in value depending on the investment experience of that Option. The value of contributions made to the Variable Account Options isn't guaranteed. The value of your contributions made to Fixed Accounts is guaranteed, subject to any applicable Market Value Adjustments. See "Guaranteed Rate Options" in Part 3.

UNITS IN OUR SEPARATE ACCOUNT

Allocations to the Variable Account Options are used to purchase Units. On any given day, the value you have in a Variable Account Option is the Unit Value multiplied by the number of Units credited to you in that Option. The Units of each Variable Account Option have different Unit Values.

The number of Units purchased or redeemed (sold) in any Variable Account Option is calculated by dividing the dollar amount of the transaction by the Option's Unit Value, calculated as of the close of business that day. The number of Units for a Variable Account Option at any time is the number of Units purchased less the number of Units redeemed. The value of Units fluctuates with the investment performance of the corresponding Portfolios, which in turn reflects the investment income and realized and unrealized capital gains and losses of the Portfolios, as well as their expenses. The Unit Values also change because of deductions and charges we make to our Separate Account. The number of Units credited to you, however, won't vary because of changes in Unit Values. Units of a Variable Account Option are purchased when you make new contributions or transfer contributions you made to a different Option into that Option. Units are redeemed when you make withdrawals or transfer amounts out of a Variable Account Option into a different Option. We also redeem Units to pay the death benefit when the Annuitant dies, to pay the annual administrative charge and to pay for the Added Value Option or any optional death benefits, if elected.

HOW WE DETERMINE UNIT VALUE

We determine Unit Values for each Variable Account Option at 4 p.m. Eastern Time on each Business Day. The Unit Value of each Variable Account Option for any Business Day is equal to the Unit Value for the previous Business Day multiplied by the net investment factor for that Option on the current day. We determine a NET INVESTMENT FACTOR for each Option as follows:

- First, we take the value of the shares belonging to the Option in the corresponding Portfolio at the close of business that day (before giving effect to any transactions for that day, such as contributions or withdrawals). For this purpose, we use the share value reported to us by the Portfolios.

- Next, we add any dividends or capital gains distributions by the Portfolio on that day.

- Then we charge or credit for any taxes or amounts set aside as a reserve for taxes.

- Then we divide this amount by the value of the amounts in the Option at the close of business on the last day on which a Unit Value was determined (after giving effect to any transactions on that day).

- Finally, we subtract a daily asset charge for each calendar day since the last day on which a Unit Value was determined (for example, a Monday calculation will include charges for Saturday and Sunday). The daily charge is equal to an effective annual rate of 1.55%. This charge is for the mortality risk, administrative expenses and expense risk we assume under the contract.

Generally, this means that we adjust Unit Values to reflect what happens to the Portfolios and for the mortality and expense risk charge and any charge for administrative expenses or taxes.

TRANSFERS

You may transfer your Account Value among the Variable Account Options and the GROs, subject to Integrity's transfer restrictions. You can't make a transfer into the STO. Transfers to a GRO must be to a newly elected GRO (i.e. to a GRO you haven't already purchased) at the then-current Guaranteed Interest Rate, unless we agree otherwise. Transfers you make from a GRO Account, except within 30 days before your GRO Account expires, are subject to a Market Value Adjustment. See "Guaranteed Rate Options" in Part 3. Transfers from GROs will be made according to the order in which money was originally allocated to the GRO.

The amount transferred must be at least $250 or, if less, the entire amount in the Investment Option. You have twelve free transfers during a contract year. After those twelve transfers, a charge of up to $20 may apply to each additional transfer during that contract year. No charge will be made for transfers under our Dollar Cost Averaging, Customized Asset Rebalancing, or systematic transfer programs, described in Part 8.

You may request a transfer by writing to our Administrative Office. Each request for a transfer must specify the contract number, the amounts to be transferred and the Investment Options to and from which the amounts are to be transferred. Transfers may also be arranged through our telephone transfer service if you have established a Personal Identification Number (PIN CODE). We'll honor telephone transfer instructions from any person who provides correct identifying information. We aren't responsible for any fraudulent telephone transfers that we believe to be genuine in accordance with these procedures. You bear the risk of loss if unauthorized persons make transfers on your behalf.

A transfer request is effective as of the Business Day our Administrative Office receives it. A transfer request doesn't change the allocation of current or future contributions among the Investment Options. Telephone transfers may be requested from 9:00 a.m. - 5:00 p.m., Eastern Time, on any day we're open for business. You'll receive the Variable Account Options' Unit Values as of the close of business on the day you call. Transfer requests received after 4:00 p.m. Eastern Time (or the close of the New York Stock Exchange, if earlier) will be processed using Unit Values as of the close of business on the next Business Day after the day you call. All transfers will be confirmed in writing.

Transfer requests submitted by agents or market timing services that represent multiple policies will be processed no later than the next Business Day after our Administrative Office receives the requests.

EXCESSIVE TRADING

We reserve the right to limit the number of transfers in any contract year or to refuse any transfer request for an owner or certain owners if we believe in our sole discretion that (a) excessive trading by the owner or owners or a specific transfer request or group of transfer requests may have a detrimental effect on Unit Values or the share prices of the underlying mutual funds; or (b) we are informed by one or more of the underlying mutual funds that the purchase or redemption of shares is to be restricted because of excessive trading, or that a specific transfer or group of transfers is expected to have a detrimental effect on share prices of affected underlying mutual funds. We also have the right, which may be exercised in our sole discretion, to prohibit transfers occurring on consecutive Business Days.

We will notify you or your designated representative if your requested transfer is not made. Current SEC rules preclude us from processing your request at a later date if it is not made when initially requested. ACCORDINGLY, YOU WILL NEED TO SUBMIT A NEW TRANSFER REQUEST IN ORDER TO MAKE A TRANSFER THAT WAS NOT MADE BECAUSE OF THESE LIMITATIONS.

WITHDRAWALS

You may make withdrawals as often as you wish. Each withdrawal must be for at least $300. The money will be taken from your Investment Options, pro-rata, in the same proportion that their value bears to your total Account Value. For example, if your Account Value is divided in equal 25% shares among four Investment Options, when you make a withdrawal, 25% of the money withdrawn will come from each of your Investment Options. You can tell us if you want your withdrawal handled differently. During the first three years of your contract, there is a contingent withdrawal charge for any withdrawals other than your free withdrawals. The charge starts at 7% and decreases depending on the age of your account. This charge is in addition to any Market Value Adjustments made to early withdrawals from GRO Accounts. Under some circumstances, the contingent withdrawal charge and Market Value Adjustment may be waived.

When you make a partial withdrawal, the total amount deducted from your Account Value will include the withdrawal amount requested plus any contingent withdrawal charges and any Market Value Adjustments. The total amount that you receive will be the total that you requested. Most of the withdrawals you make before you are 59 1/2 years old are subject to a 10% federal tax penalty. If your contract is part of a tax-favored plan, the plan may limit your withdrawals. See "Tax Aspects of the Contract" in Part 7. Residents of Pennsylvania and South Carolina are required to keep at least $3,000 in their Accounts.

ASSIGNMENTS

If your contract isn't part of a tax-favored program, you may assign the contract before the Annuitant's Retirement Date. You can't, however, make a partial or collateral assignment. An assignment of the contract may have adverse tax consequences. See Part 7, "Tax Aspects of the Contract." We won't be bound by an assignment unless it is in writing and our Administrative Office has received it in a form acceptable to us.

DEATH BENEFIT

We'll pay a death benefit to the Annuitant's surviving beneficiary (or beneficiaries, in equal shares) if the last Annuitant dies before annuity payments have started. If the contract was issued on or after the youngest Annuitant's 86th birthday, the death benefit is the Account Value at the end of the Business Day when we receive proof of death. For contracts issued before the youngest Annuitant's 86th birthday and before annuity payments have started, the death benefit is the highest of:

     (a) your highest Account Value on any contract anniversary prior to the deceased Annuitants 76th birthday, plus subsequent contributions received after the contract anniversary date and minus subsequent withdrawals (after being adjusted for associated charges and adjustments);

     (b) total contributions, minus subsequent withdrawals (after being adjusted for associated charges and adjustments); or

     (c)  your current Account Value.

The reductions in death benefit described in (a) and (b) above for subsequent withdrawals will be calculated on a pro rata basis with respect to Account Value at the time of withdrawal. We'll also adjust the death benefit for any applicable charges.

Death benefits and benefit distributions required because of a separate owner's death can be paid in a lump sum or as an annuity. If a benefit option hasn't been selected for the beneficiary at the Annuitant's death, the beneficiary can select an option.

The owner selects the beneficiary of the death benefit. An owner may change beneficiaries by submitting the appropriate form to the Administrative Office. If an Annuitant's beneficiary doesn't survive the Annuitant, then the death benefit is generally paid to the Annuitant's estate. A death benefit won't be paid after the Annuitant's death if there is a contingent Annuitant. In that case, the contingent Annuitant becomes the new Annuitant under the contract.

ANNUITY BENEFITS

All annuity benefits under your contract are calculated as of the Retirement Date you select. You can change the Retirement Date by writing to the Administrative Office any time before the Retirement Date. The Retirement Date can't be later than your 98th birthday or earlier, if required by law. Contract terms that apply to the various retirement programs, along with the federal tax laws, establish certain minimum and maximum retirement ages.

Annuity benefits may be a lump sum payment or paid out over time. A lump sum payment will provide the Annuitant with the Cash Value under the contract shortly after the Retirement Date. The amount applied toward the purchase of an annuity benefit will be the Adjusted Account Value, less any pro-rata annual administrative charge, except that the Cash Value will be the amount applied instead if the annuity benefit doesn't have a life contingency and either the term is less than five years or the annuity can be commuted to a lump sum payment without a withdrawal charge applying.

ANNUITIES

Annuity benefits can provide for fixed payments, which may be made monthly, quarterly, semi-annually or annually. You can't change or redeem the annuity once payments have begun. For any annuity, the minimum initial payment must be at least $100 monthly, $300 quarterly, $600 semi-annually or $1,200 annually.

If you haven't already selected a form of annuity, within six months prior to your Retirement Date we'll send you a notice form. You can tell us on the form the type of annuity you want or confirm to us that we're to provide the normal form of annuity, which is the LIFE AND TEN YEARS CERTAIN ANNUITY. However, if we don't receive a completed form from you on or before your Retirement Date, we'll extend the Retirement Date until we receive your written instructions at our Administrative Office. During this extension, the values under your contract in the various Investment Options will remain invested in those options and amounts remaining in Variable Account Options will continue to be subject to the associated investment risks. However, your Retirement Date can't be extended beyond your 98th birthday or earlier, if required by law. You'll receive a lump sum benefit if you don't make an election by then.

We currently offer the following types of annuities:

A LIFE AND TEN YEARS CERTAIN ANNUITY is a fixed life income annuity with 10 years of payments guaranteed, funded through our general account.

A PERIOD CERTAIN ANNUITY provides for fixed payments to the Annuitant or the Annuitant's beneficiary for a fixed period. The amount is determined by the period you select when you select the type of annuity you want. If the Annuitant dies before the end of the period selected, the Annuitant's beneficiary can choose to receive the total present value of future payments in cash.

A PERIOD CERTAIN LIFE ANNUITY provides for fixed payments for at least the period selected and after that for the life of the Annuitant or the lives of the Annuitant and another annuitant under a joint and survivor annuity. If the Annuitant (or the Annuitant and the other annuitant under a joint and survivor annuity) dies before the period selected ends, the remaining payments will go to the Annuitant's beneficiary. The Annuitant's beneficiary can redeem the annuity and receive the present value of future guaranteed payments in a lump sum.

A LIFE INCOME ANNUITY provides fixed payments to the Annuitant for the life of the Annuitant, or until the last annuitant dies under a joint and survivor annuity.

ANNUITY PAYMENTS

Fixed annuity payments won't change and are based upon annuity rates provided in your contract. The size of payments will depend on the form of annuity that was chosen and, in the case of a life income annuity, on the Annuitant's age (or Annuitant and a joint annuitant in the case of a joint and survivor annuity) and sex (except under most tax-favored retirement programs). If our annuity rates then in effect would yield a larger payment, those rates will apply instead of the contract rates.

If the age or sex of an annuitant has been misstated, any benefits will be those that would have been purchased at the correct age and sex. Any overpayments or underpayments made by us will be charged or credited with interest at the rate of 6% per year. If we have made overpayments because of incorrect information about age or sex, we'll deduct the overpayment from the next payment or payments due. We add underpayments to the next payment.

TIMING OF PAYMENT

We normally apply your Adjusted Account Value to the purchase of an annuity within seven days after we receive the required form at our Administrative Office. We can defer our action, however, for any period during which:

(1)  the New York Stock Exchange has been closed or trading on it is restricted;

(2) an emergency exists so that disposal of securities isn't reasonably practicable or it isn't reasonably practicable for a Separate Account fairly to determine the value of its net assets; or

(3) the SEC, by order, permits us to defer action in order to protect persons with interests in the Separate Account. We can defer payment of your Fixed Accounts for up to six months, and interest will be paid on any such payment delayed for 30 days or more.

HOW YOU MAKE REQUESTS AND GIVE INSTRUCTIONS

When you write to our Administrative Office, use the address on the cover page of this prospectus. We can't honor your requests unless they are in proper and complete form. Whenever possible, use one of our printed forms, which you can get from our Administrative Office.

PART 6 - OPTIONAL CONTRACT FEATURES

For an additional charge, the following options are available to contract purchasers. These options must be elected at the time of application and will replace or supplement standard contract benefits. Charges for the optional benefits are in addition to the standard variable account charges. Be sure you understand the charges. Carefully consider whether you need the benefit. Also consider whether you can buy the benefit more cheaply as part of the variable annuity or with a separate policy. Please note that the fee for the Added Value Option is assessed against the variable and fixed accounts.

ADDED VALUE OPTION

For any premium payments made to the contract within the first 12 months the contract is in effect, Integrity will credit from 1% up to 5% of premium payments made into the annuity. For example, if $50,000 is deposited into the annuity in the first 12 months, and the 3% Added Value Option is selected, Integrity will credit $1500 to your

ACCOUNT VALUE. At ages 0-75 all five options are available. At ages 76-79 only the 1%-3% option is available. At age 80 and above the Added Value Option is not available.

The charge is .15% annually for each percentage of Added Value Option requested. For example, if the 3% option is selected, the annual charge will be .45%. This charge is subject to a minimum and maximum dollar amount. This charge is assessed quarterly to both the variable and fixed accounts and will be assessed against subsequent contributions that do not receive any Added Value Option credit when deposited. Integrity will discontinue deducting the charges three years from the date the contract was issued. Some or all of the Added Value Option will be recaptured by the company when total or partial withdrawals are taken out of the contract. See Section 1, "Table of Fees and Expenses," and for details on the recapture Section 4, "Recapture of Added Value Option."

Integrity uses this charge as well as a portion of mortality and expense risk charges to recover the cost of providing the Added Value Option. Integrity intends to make a profit from these charges. Under certain circumstances, such as periods of poor market performance, the cost associated with the Added Value Option may exceed the sum of the Added Value Option and any related earnings. Generally, if the average annual investment performance exceeds the percentages listed below, you will benefit from having the Added Value Option. Generally, if the average annual investment performance is below the percentages listed below, or you invest substantially in the fixed accounts, you will not benefit from the Added Value Option. The approximate average annual investment performance threshold needed to benefit from the Added Value Option is as follows:

AVO SELECTED               APPROXIMATE AVERAGE ANNUAL INVESTMENT PERFORMANCE THRESHOLD
------------               -----------------------------------------------------------
1%                                                    7.70%
2%                                                    8.05%
3%                                                    8.40%
4%                                                    8.75%
5%                                                    9.10%

Please see Appendix D for some additional examples of how market growth can affect the benefit of the Added Value Option. The Added Value Option will generally not benefit purchasers who invest substantially in the fixed account, who intend to take substantial withdrawals in the first seven years or use this contract to take minimum required distributions.

IF YOU ARE AGE 63 1/2 OR OLDER WHEN THIS ANNUITY IS PURCHASED, AND YOU INTEND TO USE THIS ANNUITY TO TAKE MINIMUM REQUIRED DISTRIBUTIONS, THEN YOU MAY NOT WANT TO SELECT THE ADDED VALUE OPTION. INTEGRITY DOES NOT WAIVE THE RECAPTURE OF THE ADDED VALUE OPTION FOR MINIMUM REQUIRED DISTRIBUTIONS. ANY PART OF THE ADDED VALUE OPTION DISTRIBUTED AS PART OF A MINIMUM REQUIRED DISTRIBUTION WILL BE SUBJECT TO THE RECAPTURE SCHEDULE ABOVE.

The Added Value Option may not be available in all states.

ENHANCED EARNINGS BENEFIT

The Enhanced Earnings Benefit ("EEB") is an optional death benefit where a percentage of the Gain in the contract is paid in addition to the standard or any optional death benefit. If there is a Gain in the contract when Integrity receives proof of the Annuitant's death, Integrity will pay up to an additional 40% of the Gain as an additional death benefit. This additional benefit is intended to help offset potential income tax payments made by your beneficiaries. The maximum available benefit is 150% of the Net Premium. If there is no Gain, no EEB benefit will be paid. The following is an example of how the EEB would work:

$100,000 Total Customer Contributions with no withdrawals.
$125,000 Account Value upon receipt of proof of death.
Assume a 40% benefit based on issue age.

Gain = $25,000 ($125,000-$100,000 =$25,000)

EEB Benefit Paid = $10,000  ($25,000 x 40%)

Please See Appendix E for additional examples of how the EEB works with other contract features.

The EEB is an optional death benefit and is available at an additional cost. The EEB must be selected at the time the contract is initially purchased and may not be cancelled once it is selected. The EEB automatically terminates upon annuitization or contract surrender. The cost and availability of the EEB is dependent upon the Annuitant's age at issue. The following chart summarizes the different costs and benefits.

         ISSUE AGE                          BENEFIT PAID                        ANNUAL COST*
         ---------                          ------------                        ------------
         0-59                               40% of Gain                         .20%
         60-69                              40% of Gain                         .40%
         70-79                              25% of Gain                         .50%
         80 +                               Not Available                       Not Available

* Integrity will assess the cost of the benefit on a calendar quarter basis against both the Fixed Accounts and Variable Account Options.

All Total Customer Contributions received in the first seven (7) contract years will be included for purposes of calculating the EEB payment. Total Customer Contributions received after the seventh (7th) contract anniversary will not be included in calculating the maximum EEB benefit until they have been in the contract for 6 months. MONIES RECEIVED FROM EXCHANGED CONTRACTS SHALL BE TREATED AS PREMIUM FOR PURPOSES OF THE EEB RIDER AND DETERMINATION OF THE BENEFIT PAID. THE GAIN IN THE EXCHANGED CONTRACT WILL NOT BE CARRIED OVER TO THE NEW CONTRACT FOR PURPOSES OF CALCULATING THE EEB BENEFIT. IT WILL BE CARRIED OVER FOR PURPOSES OF INCOME TAX OR EXCLUSION ALLOWANCE CALCULATIONS.

Based on our current interpretation of the tax law, the additional benefit provided by the EEB will be treated as earnings of the contract and subject to income taxes upon distribution. You may wish to consult your tax, legal advisor or investment professional to determine if the EEB will be of benefit to you or your beneficiaries.

A SPECIAL NOTE IF YOU ARE PURCHASING THIS ANNUITY FOR USE AS AN IRA

IF YOU ARE PURCHASING THIS CONTRACT AS AN IRA AND ARE ELECTING THE EEB RIDER THERE IS NO ASSURANCE THAT THE CONTRACT WILL MEET THE QUALIFICATION REQUIREMENTS FOR AN IRA. YOU WILL WANT TO CONSIDER CAREFULLY SELECTING THE EEB OPTION IF THIS CONTRACT IS AN IRA. CONSULT YOUR TAX OR LEGAL ADVISOR IF YOU ARE CONSIDERING USING THE EEB WITH AN IRA.

Under certain circumstances, a spouse may continue the contract and is substituted for the deceased spouse. The surviving spouse will become the new annuitant and may elect a new beneficiary to receive the death benefit. No adjustment is made to the Account Value at the death of the first spouse. The benefit payable does not change and shall remain based on the originals issue age of the youngest Annuitant. The annual charges for the EEB rider will continue along with the benefit. Upon the death of the second spouse, the death benefit and EEB will be paid.

Not all death benefit options may be available in all states.

PART 7 - VOTING RIGHTS

VOTING RIGHTS

Integrity is the legal owner of the shares of the Portfolios held by the Separate Account and, as such, has the right to vote on certain matters. Among other things, we may vote to elect the Portfolios' Boards of Directors, to ratify the selection of independent auditors for the Portfolios, and on any other matters described in the Portfolios' current prospectus or requiring a vote by shareholders under the 1940 Act.

Whenever a shareholder vote is taken, we give you the opportunity to tell us how to vote the number of shares purchased as a result of contributions to your contract. We'll send you Portfolio proxy materials and a form for giving us voting instructions.

If we don't receive instructions in time from all owners, we'll vote shares in a Portfolio for which we have not received instructions in the same proportion as we vote shares for which we have received instructions. Under eligible deferred compensation plans and certain Qualified Plans, your voting instructions must be communicated to us indirectly, through your employer, but we aren't responsible for any failure by your employer to ask for your instructions or to tell us what your instructions are. We'll vote any Portfolio shares that we're entitled to vote directly, because of amounts we have accumulated in our Separate Account, in the same proportion that other owners vote. If the federal securities laws or regulations or interpretations of them change so that we are permitted to vote shares of the Portfolios in our own right or to restrict owner voting, we may do so.

HOW WE DETERMINE YOUR VOTING SHARES

You vote only on matters concerning the Portfolios in which your contributions have been invested. We determine the number of Portfolio shares in each Variable Account Option under your contract by dividing the amount of your Account Value allocated to that Option by the net asset value of one share of the corresponding Portfolio as of the record date set by the Portfolios' Boards for the shareholders' meeting. We count fractional shares. The record date for this purpose can't be more than 60 days before the shareholders' meeting. After annuity payments have begun, voting rights are calculated in a similar manner based on the actuarially determined value of your interest in each Variable Account Option.

HOW PORTFOLIO SHARES ARE VOTED

All Portfolio shares are entitled to one vote; fractional shares have fractional votes. Voting is on a Portfolio-by-Portfolio basis, except for certain matters (for example, election of Directors) that require collective approval. On matters where the interests of the individual Portfolios differ, the approval of the shareholders in one Portfolio isn't needed to make a decision in another Portfolio. If shares of the Portfolios are sold to separate accounts of other insurance companies, the shares voted by those companies in accordance with instructions received from their contract holders will dilute the effect of voting instructions received by Integrity from its owners.

SEPARATE ACCOUNT VOTING RIGHTS

Under the 1940 Act, certain actions (such as some of those described under "Changes in How We Operate" in Part 2) may require owner approval. In that case, you'll be entitled to a number of votes based on the value you have in the Variable Account Options, as described above under "How We Determine Your Voting Shares." We'll cast votes attributable to amounts we have in the Variable Account Options in the same proportions as votes cast by owners.

PART 8 - TAX ASPECTS OF THE CONTRACTS

INTRODUCTION

The effect of federal income taxes on the amounts held under a contract, on annuity payments, and on the economic benefits to the owner, Annuitant, and the beneficiary or other payee may depend on Integrity's tax status, on the type of retirement plan, if any, for which the contract is purchased, and upon the tax and employment status of the individuals concerned.

The following discussion of the federal income tax treatment of the contract isn't designed to cover all situations and isn't intended to be tax advice. It is based upon our understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (IRS) and various courts. We cannot guarantee that the IRS or the courts will not change their views on the treatment of these contracts. Future legislation may affect annuity contracts adversely. Moreover, we have not attempted to consider any applicable state or other tax laws. Because of the complexity of the tax laws and the fact that tax results will vary according to the particular circumstances, any one considering buying a contract, or selecting annuity payments under the contract, or receiving annuity payments under a contract should consult a qualified tax adviser. INTEGRITY DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS, FEDERAL, STATE, OR LOCAL, OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS.

YOUR CONTRACT IS AN ANNUITY

Under federal tax law, anyone can purchase an annuity with after-tax dollars. Earnings under the contract will not generally be taxed until you make a withdrawal. An individual (or employer) may also purchase the annuity to fund a tax-favored retirement program (contributions are with pre-tax dollars), such as an IRA or qualified plan. Finally, an individual (or employer) may buy the Annuity to fund a Roth IRA (contributions are with after-tax dollars and earnings are excluded from taxable income at distribution).

This prospectus covers the basic tax rules that apply to an annuity purchased directly with after-tax dollars, (NONQUALIFIED ANNUITY), and some of the special tax rules that apply to an annuity purchased to fund a tax-favored retirement program (QUALIFIED ANNUITY). A qualified annuity may restrict your rights and benefits to qualify for its special treatment under the federal tax law.

TAXATION OF ANNUITIES GENERALLY

Section 72 of the Code governs the taxation of annuities. In general, contributions you put into the annuity (your "basis" or "investment" in the contract) will not be taxed when you receive those amounts back in a distribution. Also, an owner is not generally taxed on the annuity's earnings until some form of withdrawal or distribution is made under the contract. However, under certain circumstances, the increase in value may be subject to current federal income tax. For example, corporations, partnerships, and other non-natural persons can't defer tax on the annuity's income unless an exception applies. In addition, if an owner transfers an annuity as a gift to someone other than a spouse (or former spouse), all increases in its value are taxed at the time of transfer. The assignment or pledge of any portion of the value of a contract will be treated as a distribution of that portion of the value of the contract.

You can take withdrawals from the contract or you can wait to annuitize it when the annuitant reaches a certain age. The tax implications are different for each type of distribution. Section 72 of the Code states that the proceeds of a full or partial withdrawal from a contract before annuity payments begin are treated first as taxable income, but only to the extent of the increase of the Account Value. The rest of the withdrawal, representing your basis in the annuity, isn't taxable. Generally, the investment or basis in the contract equals the contributions made by you or on your behalf, minus any amounts previously withdrawn that weren't treated as taxable income. Special rules may apply if the contract includes contributions made prior to August 14, 1982 that were rolled over to the contract in a tax-free exchange.

If you take annuity payments over the lifetime of the annuitant, part of each payment is considered to be a tax-free return of your investment. This tax-free portion of each payment is determined using a ratio of the owner's investment to his or her expected return under the contract (exclusion Ratio). The rest of each payment will be ordinary income. That means that part of your payment is tax-free and part of it is taxable. When all of these tax-free portions add up to your investment in the annuity, future payments are entirely ordinary income. If the Annuitant dies before recovering the total investment, a deduction for the remaining basis will generally be allowed on the owner's final federal income tax return.

We may be required to withhold federal income taxes on all distributions unless the eligible recipients elect not to have any amounts withheld and properly notify us of that election.

The taxable portion of a distribution is treated as ordinary income and is taxed at ordinary income tax rates. In addition, you may be subject to a tax penalty of 10% on the taxable portion of a distribution unless it is:

(1)  on or after the date on which the taxpayer attains age 59 1/2;

(2)  as a result of the owner's death;

(3) part of a series of substantially equal periodic payments (paid at least annually) for the life (or life expectancy) of the taxpayer or joint lives (or joint life expectancies) of the taxpayer and beneficiary;

(4)  a result of the taxpayer becoming disabled within the meaning of Code
     Section 72(m)(7);

(5)  from certain qualified plans (note, however, other penalties may apply);

(6)  under a qualified funding asset (as defined in Section 130(d) of the Code);

(7) purchased by an employer on termination of certain types of qualified plans and held by the employer until the employee separates from service;

(8)  under an immediate annuity as defined in Code Section 72(u)(4);

(9)  for the purchase of a first home (distribution up to $10,000);

(10) for certain higher education expenses; or

(11) to cover certain deductible medical expenses.

Please note that items (9), (10) and (11) apply to IRAs only.

Any withdrawal provisions of your contract will also apply. See "Withdrawals" in
Part 5.

All annuity contracts issued by Integrity or its affiliates to one Annuitant during any calendar year are treated as a single contract in measuring the taxable income that results from surrenders and withdrawals under any one of the contracts.

DISTRIBUTION-AT-DEATH RULES

Under Section 72(s) of the Code, to be treated as an annuity, a contract must provide the following distribution rules: (a) if any owner dies on or after the Retirement Date and before the entire interest in the contract has been distributed, then the rest of that annuity must be distributed at least as quickly as the method in effect when the owner died; and (b) if any owner dies before the Retirement Date, the entire interest in the contract must be distributed within five years. However, any interest that is payable to a beneficiary may be annuitized over the life of that beneficiary or over a period not extending beyond the life expectancy of that beneficiary, so long as distributions begin within one year after the owner's death. If the beneficiary is the owner's spouse, the contract (along with the deferred tax status) may be continued in the spouse's name as the owner.

DIVERSIFICATION STANDARDS

Integrity manages the investments in the annuities under Section 817(h) of the Code to ensure that they will be taxed as described above.

TAX-FAVORED RETIREMENT PROGRAMS

An owner can use this annuity with certain types of retirement plans that receive favorable tax treatment under the Code. Numerous tax rules apply to the participants in qualified plans and to the contracts used in connection with those qualified plans. These tax rules vary according to the type of plan and the terms and conditions of the plan itself. owners, Annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, loans from qualified contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loans must be repaid. (owners should always consult their tax advisors and retirement plan fiduciaries before taking any loans from the plan.) Special rules also apply to the time at which distributions must begin and the form in which the distributions must be paid. THE SAI CONTAINS GENERAL INFORMATION ABOUT THE USE OF CONTRACTS WITH THE VARIOUS TYPES OF QUALIFIED PLANS.

INHERITED IRAS

This policy may be issued as an inherited IRA. This occurs if, after the death of the owner of an IRA, the named beneficiary (other than the IRA owner's spouse) directs that the IRA death proceeds be transferred to a new policy issued and titled as an inherited IRA. The named beneficiary of the original IRA policy will become the annuitant under the inherited IRA and may generally exercise all rights under the inherited IRA policy, including the right to name his or her own beneficiary in the event of death.

Special tax rules apply to an inherited IRA. The tax law does not permit additional premiums to be contributed to an inherited IRA policy. Also, in order to avoid certain income tax penalties, a minimum required distribution ("MRD") must be withdrawn each year from an inherited IRA. The first MRD must be taken on or before December 31 of the calendar year following the year of the original IRA owner's death. The tax penalty equals

50% of the excess of the MRD amount over the amounts, if any, actually withdrawn form the inherited IRA during the calendar year.

FEDERAL AND STATE INCOME TAX WITHHOLDING

Certain states have indicated that pension and annuity withholding will apply to payments made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. For more information concerning a particular state, call our Administrative Office at the toll-free number.

IMPACT OF TAXES ON INTEGRITY

The contracts allow Integrity to charge the Separate Account for taxes. Integrity can also set up reserves for taxes.

TRANSFERS AMONG INVESTMENT OPTIONS

There won't be any tax liability if you transfer any part of the Account Value among the Investment Options of your contract.

PART 9 - ADDITIONAL INFORMATION

SYSTEMATIC WITHDRAWALS

We offer a program that allows you to pre-authorize periodic withdrawals from your contract prior to your Retirement Date. You can choose to have withdrawals made monthly, quarterly, semi-annually or annually and can specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is to be made. You may specify a dollar amount for each withdrawal or an annual percentage to be withdrawn. The minimum systematic withdrawal currently is $100. Residents of Pennsylvania and South Carolina are required to keep a $3,000 minimum account balance. You may also specify an account for direct deposit of your systematic withdrawals. To enroll in our systematic withdrawal program, send the appropriate form to our Administrative Office. Withdrawals may begin as soon as one Business Day after we receive the form. You may terminate your participation in the program upon one day's prior written notice, and we may terminate or change the systematic withdrawal program at any time. If on any withdrawal date you don't have enough money in your Account to make all of the withdrawals you have specified, no withdrawal will be made and your enrollment in the program will be ended.

Amounts you withdraw under the systematic withdrawal program may be within the free withdrawal amount. If so, we won't deduct a contingent withdrawal charge and no Market Value Adjustment will be made. See "Contingent Withdrawal Charge" in Part 4. AMOUNTS WITHDRAWN UNDER THE SYSTEMATIC WITHDRAWAL PROGRAM IN EXCESS OF THE FREE WITHDRAWAL AMOUNT WILL BE SUBJECT TO A CONTINGENT WITHDRAWAL CHARGE AND A MARKET VALUE ADJUSTMENT IF APPLICABLE. WITHDRAWALS ALSO MAY BE SUBJECT TO THE 10% FEDERAL TAX PENALTY FOR EARLY WITHDRAWAL AND TO INCOME TAXATION. See
Part 7, "Tax Aspects of the Contract."

INCOME PLUS WITHDRAWAL PROGRAM

We offer an Income Plus Withdrawal Program that allows you to pre-authorize substantially equal periodic withdrawals, based on your life expectancy, from your contract prior to your reaching age 59 1/2. You won't have to pay any tax penalty for these withdrawals, but they will be subject to ordinary income tax. See "Taxation of Annuities Generally," in Part 7. Once you begin receiving distributions, they shouldn't be changed or stopped until the later of:

-    the date you reach age 59 1/2; or

-    five years from the date of the first distribution.

If you change or stop the distribution or take an additional withdrawal, you may have to pay a 10% penalty tax that would have been due on all prior distributions before you reached age 59 1/2 made under the Income Plus Withdrawal Program plus interest.

You can choose the Income Plus Withdrawal Program any time before you reach age 59 1/2. You can elect this option by sending the election form to our Administrative Office. You may choose to have withdrawals made monthly, quarterly, semi-annually or annually and may specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is to be made. We'll calculate the amount of the distribution under a method you select, subject to a minimum, which is currently $100. You must also specify an account for direct deposit of your withdrawals.

To enroll in our Income Plus Withdrawal Program, send the appropriate form to our Administrative Office. Withdrawals may begin as soon as one Business Day after we receive your form. You may end your participation in the program upon seven Business Day's prior written notice, and we may terminate or change the Income Plus Withdrawal Program at any time. If on any withdrawal date you don't have enough money in your Accounts to make all of the withdrawals you have specified, no withdrawal will be made and your enrollment in the program will be ended. This program isn't available in connection with the Systematic Withdrawal Program, Dollar Cost Averaging, Systematic Transfer Option or Asset Allocation and Rebalancing Program.

If you haven't used up your free withdrawals in any given contract year, amounts you withdraw under the Income Plus Withdrawal Program may be within the free withdrawal amount. If they are, no contingent withdrawal charge or Market Value Adjustment will be made. See "Contingent Withdrawal Charge" in Part 4.

AMOUNTS WITHDRAWN UNDER THE INCOME PLUS WITHDRAWAL PROGRAM IN EXCESS OF THE FREE WITHDRAWAL AMOUNT WILL BE SUBJECT TO A CONTINGENT WITHDRAWAL CHARGE AND A MARKET VALUE ADJUSTMENT IF APPLICABLE.

DOLLAR COST AVERAGING

We offer a dollar cost averaging program under which we transfer contributions that you have made to the VIP Money Market Option on a monthly, quarterly, semi-annual or annual basis to one or more other Variable Account Options. You must tell us how much you want to be transferred into each Variable Account Option. The current minimum transfer to each Option is $250. We won't charge a transfer charge under our dollar cost averaging program, and these transfers won't count towards your twelve free transfers.

To enroll in our dollar cost averaging program, send the appropriate form to our Administrative Office. You may terminate your participation in the program upon one day's prior written notice, and we may terminate or change the dollar cost averaging program at any time. If you don't have enough money in the VIP Money Market Option to transfer to each Variable Account Option specified, no transfer will be made and your enrollment in the program will be ended.

SYSTEMATIC TRANSFER PROGRAM

We also offer a systematic transfer program under which contributions to the STO are automatically transferred on a monthly or quarterly basis to one or more other Investment Options that you select. We'll transfer your STO contributions in equal installments of not less than $1,000 over a one-year period. If you don't have enough money in the STO to transfer to each Option specified, a final transfer will be made on a pro-rata basis and your enrollment in the program will be ended. Any money remaining in the STO at the end of the year during which transfers are required to be made will be transferred on a pro-rata basis at the end of that year to the Options you have chosen for this program. We won't charge a transfer charge for transfers under our systematic transfer program, and these transfers won't count towards your twelve free transfers.

To enroll in our systematic transfer program, send the appropriate form to our Administrative Office. We can terminate the systematic transfer program in whole or in part, or restrict contributions to the program. This program may not be currently available in some states.

CUSTOMIZED ASSET REBALANCING

We offer a Customized Asset Rebalancing program that allows you to determine how often rebalancing occurs. You can choose to rebalance monthly, quarterly, semi-annually or annually. The value in the Variable Account Options will automatically be rebalanced by transfers among your Investment Options, and you will receive a confirmation notice after each rebalancing. Transfers will occur only to and from those Variable Account Options where you have current contribution allocations. We won't charge a transfer charge for transfers under our Customized Asset Rebalancing program, and they won't count towards your twelve free transfers.

Fixed Accounts aren't eligible for the Customized Asset Rebalancing program.

To enroll in our Customized Asset Rebalancing program, send the appropriate form to our Administrative Office. You should be aware that other allocation programs, such as dollar cost averaging, as well as transfers and withdrawals that you make, may not work with the Customized Asset Rebalancing program. You should, therefore, monitor your use of other programs, transfers, and withdrawals while the Customized Asset Rebalancing program is in effect. You may terminate your participation in the program upon one day's prior written notice, and we may terminate or change the Customized Asset Rebalancing program at any time.

SYSTEMATIC CONTRIBUTIONS

We offer a program for systematic contributions that allows you to pre-authorize monthly, quarterly, or semi-annual withdrawals from your checking account to make your contributions. To enroll in this program, send the appropriate form to our Administrative Office. You may terminate your participation in the program upon 30 days' prior written notice. We may terminate your participation if your bank declines to make any payment. The minimum amount for systematic contributions is $100 per month.

LEGAL PROCEEDINGS

Integrity is a party to litigation and arbitration proceedings in the normal course of its business. None of these matters is expected to have a material adverse affect on Integrity.

PART 10 - PRIOR CONTRACTS

FOR CONTRACT ISSUED BEFORE MAY 1, 2002

The following fees, expenses, investment options and product features apply to contracts issued before May 1, 2002:

TABLE OF ANNUAL FEES AND EXPENSES

OWNER TRANSACTION EXPENSES

      Sales Load on Purchases                                                                            $0
      Deferred Sales Load (as a percentage of contributions)(1)                                  7% Maximum
      Exchange Fee(2)                                                                                    $0

ANNUAL ADMINISTRATIVE CHARGE

      Annual Administrative Charge*                                                                     $30
          * This charge applies only if the Account Value is less than $50,000 at the end of any contract year prior to your Retirement Date. See
          "Annual Administrative Charge" in Part 4.

Separate Account Annual Expenses
(AS A PERCENTAGE OF SEPARATE ACCOUNT VALUE)(3)

      Mortality and Expense Risk Fees                                                                 1.20%
      Administrative Expenses                                                                          .15%
                                                                                                      -----
      Total Separate Account Annual Expenses                                                          1.35%
                                                                                                      =====

---------------------

1. See "Deductions and Charges - Contingent Withdrawal Charge" in Part 4. You have a free withdrawal of up to 10% of the Account Value in any contract year.

2. After the first twelve transfers during a contract year, we can charge a transfer fee of $20 for each transfer. This charge doesn't apply to transfers made for dollar cost averaging, asset rebalancing, or systematic transfers. See "Deductions and Charges - Transfer Charge" in Part 4.

3.   See "Deductions and Charges - Separate Account Charges" in Part 4.


Portfolio Annual Expenses After Reimbursement
(AS A PERCENTAGE OF AVERAGE NET ASSETS)

PORTFOLIO                                                      MANAGEMENT          OTHER           12b-1       TOTAL ANNUAL
                                                                  FEES            EXPENSES          FEE          EXPENSES
Fidelity VIP Money Market: Initial Class
Fidelity VIP High Income: Initial Class
Fidelity VIP Equity-Income: Initial Class
Fidelity VIP Growth: Initial Class
Fidelity VIP Overseas: Initial Class
Fidelity VIP Investment Grade Bond: Initial Class
Fidelity VIP Asset Manager: Initial Class
Fidelity VIP Index 500: Initial Class
Fidelity VIP Contrafund(R): Initial Class
Fidelity VIP Asset Manager: Growth: Initial Class
Fidelity VIP Balanced: Initial Class
Fidelity VIP Growth Opportunities: Initial Class
Fidelity VIP Growth & Income: Initial Class
Fidelity VIP Mid Cap Portfolio: Service Class
Janus Aspen Series Aggressive Growth, Service Shares
Janus Aspen Series Growth, Service Shares
Janus Aspen Series Capital Appreciation, Service Shares
Janus Aspen Series Balanced, Service Shares
Janus Aspen Series Worldwide Growth, Service Shares
Janus Aspen Series International Growth, Service Shares
Janus Aspen Series Strategic Value, Service Shares
Janus Aspen Series Equity Income, Service Shares
MFS Capital Opportunities, Service Class
MFS Emerging Growth, Service Class
MFS Investors Trust, Service Class
MFS Mid Cap Growth, Service Class
MFS New Discovery, Service Class
MFS Investors Growth Stock, Service Class
MFS Total Return, Service Class
MFS Research, Service Class
Putnam VT Voyager Fund II-Class IB
Putnam VT International Growth Fund-Class IB
Putnam VT Technology Fund-Class IB
Putnam VT Growth and Income Fund-Class IB
Putnam VT Small Cap Value Fund-Class IB

EXAMPLES

The examples below show the expenses on a $1,000 investment, assuming a $40,000 average contract value and a 5% annual rate of return on assets.

EXPENSES PER $1,000 INVESTMENT IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE PERIOD SHOWN:

PORTFOLIO                                                       1 YEAR           3 YEARS          5 YEARS          10 YEARS
---------                                                       ------           -------          -------          --------
Fidelity VIP Money Market: Initial Class
Fidelity VIP High Income: Initial Class
Fidelity VIP Equity-Income: Initial Class
Fidelity VIP Growth: Initial Class
Fidelity VIP Overseas: Initial Class
Fidelity VIP Investment Grade Bond: Initial Class
Fidelity VIP Asset Manager: Initial Class
Fidelity VIP Index 500: Initial Class
Fidelity VIP Contrafund(R): Initial Class
Fidelity VIP Asset Manger: Growth: Initial Class
Fidelity VIP Balanced: Initial Class
Fidelity VIP Growth Opportunities: Initial Class
Fidelity VIP Growth & Income: Initial Class
Fidelity VIP Mid Cap: Service Class
Janus Aspen Aggressive Growth: Service Shares
Janus Aspen Growth: Service Shares
Janus Aspen Capital Appreciation: Service Shares
Janus Aspen Balanced: Service Shares
Janus Aspen Worldwide Growth: Service Shares
Janus Aspen International Growth: Service Shares
Janus Aspen Strategic Value: Service Shares
Janus Aspen Equity Income: Service Shares
MFS Capital Opportunities: Service Class
MFS Emerging Growth: Service Class
MFS Investor Trust: Service Class
MFS Mid Cap Growth: Service Class
MFS New Discovery: Service Class
MFS Investor Growth Stock: Service Class
MFS Total Return: Service Class
MFS Research: Service Class
Putnam VT Voyager Fund II-Class IB
Putnam VT International Growth Fund-Class IB
Putnam VT Technology Fund-Class IB
Putnam VT Growth and Income Fund-Class IB
Putnam VT Small Cap Value Fund-Class IB

EXPENSES PER $1,000 INVESTMENT IF YOU ELECT TO ANNUITIZE OR DON'T SURRENDER YOUR CONTRACT AT THE END OF THE PERIOD SHOWN:

PORTFOLIO                                                        1 YEAR           3 YEARS          5 YEARS          10 YEARS
---------                                                        ------           -------          -------          --------
Fidelity VIP Money Market: Initial Class
Fidelity VIP High Income: Initial Class
Fidelity VIP Equity-Income: Initial Class
Fidelity VIP Growth: Initial Class
Fidelity VIP Overseas: Initial Class
Fidelity VIP Investment Grade Bond: Initial Class
Fidelity VIP Asset Manager: Initial Class
Fidelity VIP Index 500: Initial Class
Fidelity VIP Contrafund(R): Initial Class
Fidelity VIP Asset Manager: Growth: Initial Class
Fidelity VIP Balanced: Initial Class
Fidelity VIP Growth Opportunities: Initial Class
Fidelity VIP Growth & Income: Initial Class
Fidelity VIP Mid Cap: Service Class
Janus Aspen Aggressive Growth: Service Shares
Janus Aspen Growth: Service Shares
Janus Aspen Capital Appreciation: Service Shares
Janus Aspen Balanced: Service Shares
Janus Aspen Worldwide Growth: Service Shares
Janus Aspen International Growth: Service Shares
Janus Aspen Strategic Value: Service Shares
Janus Aspen Equity Income: Service Shares
MFS Capital Opportunities: Service Class
MFS Emerging Growth: Service Class
MFS Investor Trust: Service Class
MFS Mid Cap Growth: Service Class
MFS New Discovery: Service Class
MFS Investor Growth Stock: Service Class
MFS Total Return: Service Class
MFS Research: Service Class
Putnam VT Voyager Fund II-Class IB
Putnam VT International Growth Fund-Class IB
Putnam VT Technology Fund-Class IB
Putnam VT Growth and Income Fund-Class IB
Putnam VT Small Cap Value Fund-Class IB

These examples assume that all of the fixed charges of the Separate Account and of the investment advisory fees and other expenses of the Portfolios will continue as they were for their most recent fiscal year or estimated expenses (after reimbursement), if applicable. ACTUAL PORTFOLIO EXPENSES MAY BE MORE OR LESS. The annual rate of return assumed in the examples isn't an estimate or guarantee of future investment performance. The table assumes an estimated $40,000 average contract value, so that the administrative charge per $1,000 of net asset value in the Separate Account is $0.75. This per $1,000 charge would be higher for smaller Account Values and lower for higher values.

The table and examples above are to help you understand the various costs and expenses that apply to your contract. These tables show expenses of the Separate Account as well as those of the Portfolios. Premium taxes may also apply when you receive a payout of your contributions.

SEPARATE ACCOUNT CHARGES

Integrity deducts a daily expense amount from the Unit Value equal to an effective annual rate of 1.35% of your Account Value in the Variable Account Options. We can't increase this daily expense rate without your consent. Of the 1.35% total charge, .15% is used to reimburse us for administrative expenses not covered by the annual administrative charge described below. We deduct the remaining 1.20% for assuming the expense risk (.85%) and the mortality risk (.35%) under the contract. The expense risk is the risk that our actual expenses of administering the contracts will exceed the annual administrative expense charge. Mortality risk, as used here, refers to the risk Integrity takes that annuitants, as a class of persons, will live longer than estimated and we will be required to pay out more annuity benefits than anticipated. The relative proportion of the mortality and expense risk charge may be changed, but the total 1.20% effective annual risk charge can't be increased.

Integrity may realize a gain from these daily charges if they aren't needed to meet the actual expenses incurred.

ANNUAL ADMINISTRATIVE CHARGE

If your Account Value is less than $50,000 on the last day of any contract year before your Retirement Date, we charge an annual administrative charge of $30. This charge is deducted pro-rata from your Account Value in each Investment Option. The part of the charge deducted from the Variable Account Options reduces the number of Units we credit to you. The part of the charge deducted from the Fixed Accounts is withdrawn in dollars. The annual administrative charge is pro-rated in the event of the Annuitant's retirement, death, annuitization, or contract termination during a contract year.

CONTINGENT WITHDRAWAL CHARGE

We don't deduct sales charges when you make a contribution to the contract. However, contributions withdrawn may be subject to a withdrawal charge of up to 7%. As shown below, the charge varies, depending upon the "age" of the contributions included in the withdrawal- that is, the number of years that have passed since each contribution was made. The maximum of 7% would apply if the entire amount of the withdrawal consisted of contributions made during your current contribution year. We don't deduct withdrawal charges when you withdraw contributions made more than three years prior to your withdrawal. To calculate the withdrawal charge, (1) the oldest contributions will be treated as the first withdrawn and more recent contributions next, and (2) partial withdrawals up to the free withdrawal amount aren't considered in the withdrawal charge calculation. For partial withdrawals, the total amount deducted from your Account will include the withdrawal amount requested, any Market Value Adjustment that applies, and any withdrawal charges that apply, so that the net amount you receive will be the amount you requested.

You may take up to 10% of your account value each year without any contingent withdrawal charge or Market Value Adjustment. This is referred to as your "free withdrawal." If you don't take any free withdrawals in one year, you can't add it to the next year's free withdrawal. If you aren't 59 1/2 , federal tax penalties may apply.

                      CONTRIBUTION YEAR IN WHICH        CHARGE AS A % OF THE
                      WITHDRAWN CONTRIBUTION WAS MADE   CONTRIBUTION WITHDRAWN
                              Current                           8%
                              First Prior                       7
                              Second Prior                      6
                              Third Prior                       5
                              Fourth Prior                      4
                              Fifth Prior                       3
                              Sixth Prior                       2
                              Seventh Prior and Earlier         0

We won't deduct a contingent withdrawal charge if you use the withdrawal to buy from Integrity either an immediate annuity benefit with life contingencies or an immediate annuity without life contingencies with a restricted prepayment option that provides for level payments over five or more years. Similarly, we won't deduct a charge if the Annuitant dies. See "Death Benefits and Similar Benefit Distributions" in Part 5.

DEATH BENEFIT

We'll pay a death benefit to the Annuitant's surviving beneficiary (or beneficiaries, in equal shares) if the last Annuitant dies before annuity payments have started. If the Annuitant dies at or over age 90 (or after the Contract's 10th anniversary date, if later), the death benefit is the Account Value at the end of the Business Day when we receive proof of death. Similarly, if the contract was issued on or after the youngest Annuitant's 86th birthday, the death benefit is the Account Value at the end of the Business Day when we receive proof of death.

For Contracts issued before the Annuitant's 86th birthday, if the Annuitant dies before age 90 (or the Contract's 10th anniversary date, if later) before annuity payments have started, the death benefit is the highest of:

(a) your highest Account Value on any contract anniversary before age 81, plus subsequent contributions and minus subsequent withdrawals (after being adjusted for associated charges and adjustments);

(b) total contributions, minus subsequent withdrawals (after being adjusted for associated charges and adjustments); and

(c)  your current Account Value.

The reductions in the death benefit described in (a) and (b) above for subsequent withdrawals will be calculated on a pro-rata basis with respect to Account Value at the time of withdrawal.

Death benefits and benefit distributions required because of a separate owner's death can be paid in a lump sum or as an annuity. If a benefit option hasn't been selected for the beneficiary at the Annuitant's death, the beneficiary can select an option.

The owner selects the beneficiary of the death benefit. An owner may change beneficiaries by sending the appropriate form to the Administrative Office. If an Annuitant's beneficiary doesn't survive the Annuitant, then the death benefit is generally paid to the Annuitant's estate. A death benefit won't be paid after the Annuitant's death if there is a contingent Annuitant. In that case, the contingent Annuitant becomes the new Annuitant under the contract.

DEATH BENEFIT INFORMATION FOR CONTRACTS ISSUED BEFORE JANUARY 1, 1997 (IDENTIFIED UNDER GRANDMASTER II MARKETING NAME)

This section shows the Death Benefit information for contracts issued before January 1, 1997. It may be different from other provisions in this prospectus.

For contracts issued before January 1, 1995, the amount of the death benefit is the greatest of:

-    your Adjusted Account Value
- the Account Value at the beginning of the seventh contract year, plus subsequent contributions and minus subsequent withdrawals
-    your total contributions less the sum of withdrawals.

For contracts issued during 1995, the amount of the death benefit is the greatest of:

-    your Adjusted Account Value
- the highest Account Value at the beginning of any contract year, plus subsequent contributions and minus subsequent withdrawals
-    your total contributions less the sum of withdrawals

For contracts issued during 1996, the amount of the death benefit is the greatest of:

-    your Account Value
- the highest Account Value at the beginning of any contract year, plus subsequent contributions and minus subsequent withdrawals

-    your total contributions less the sum of withdrawals

"Subsequent withdrawals" for purposes of calculation of a death benefit reflect any market value adjustments that apply to those withdrawals and reduce the death benefit on a pro rata basis.

FOR CONTRACTS ISSUED BEFORE FEBRUARY 15, 1997 (IDENTIFIED UNDER GRANDMASTER II MARKETING NAME) (2/27/97 IN WASHINGTON, 5/30/97 IN PENNSYLVANIA, 7/7/97 IN MARYLAND, 10/16/97 IN OREGON) THE FOLLOWING RULES APPLY EVEN IF THEY ARE DIFFERENT FROM OTHER PROVISIONS IN THIS PROSPECTUS:

CONTINGENT WITHDRAWAL CHARGE

There is a withdrawal charge of up to 7% on all contributions withdrawn. As shown below, this charge varies, depending upon the "age" of the contributions included in the withdrawal, that is, how long ago you made your contributions. The maximum of 7% would apply if the entire amount of the withdrawal consisted of contributions made during your current contract year. No withdrawal charge applies when you withdraw contributions made earlier than your fifth prior contribution year. For purposes of calculating the withdrawal charge, (1) the oldest contributions will be treated as the first withdrawn and more recent contributions next, and (2) partial withdrawals up to the free withdrawal amount won't be considered a withdrawal of any contributions. For partial withdrawals, the total amount deducted from your Account Value will include the withdrawal amount requested, any applicable Market Value Adjustment and any applicable withdrawal charge, so that the net amount you receive will be the amount requested.

No charge will be applied to your partial withdrawals that don't exceed the free withdrawal amount in any contract year. On any Business Day, the free withdrawal amount is the greater of (i) 10% of your Account Value and (ii) any investment gain during the prior contract year, less withdrawals during the current contract year. Investment gain is calculated as the increase in the Account Value during the prior contract year, minus contributions during that year, plus withdrawals made during that year. We'll deduct contingent withdrawal charges for any partial withdrawal amount that is over the free withdrawal amount. The contingent withdrawal charge is a sales charge to help pay our costs of selling and promoting the contracts. We don't expect revenues from contingent withdrawal charges to cover all of those costs. Any shortfall will be made up from our General Account assets, which may include profits from other charges under the contracts.

                  CONTRIBUTION YEAR IN WHICH               CHARGE AS A % OF THE
                  WITHDRAWN CONTRIBUTION WAS MADE          CONTRIBUTION  WITHDRAWN
                           Current                               7%
                           First Prior                           6
                           Second Prior                          5
                           Third Prior                           4
                           Fourth Prior                          3
                           Fifth Prior                           2
                           Sixth Prior and Earlier               0

  We won't deduct a contingent withdrawal charge if the Annuitant uses the withdrawal to buy from us either an immediate annuity benefit with life contingencies or an immediate annuity without life contingencies with a restricted prepayment option that provides for level payments over five or more years. Similarly, we won't deduct a charge if the Annuitant dies and the withdrawal is made by the Annuitant's beneficiary. See "Death Benefits and Similar Benefit Distributions" in Part 5.

RETIREMENT DATE

The Retirement Date will be the date you specify, but no later than your 85th birthday or the 10th Contract Anniversary, whichever is later.

TABLE OF ANNUAL FEES AND EXPENSES FOR CONTRACTS ISSUED BEFORE JANUARY 1, 1997.

OWNER TRANSACTION EXPENSES

      Sales Load on Purchases                                                                            $0
      Deferred Sales Load (as a percentage of contributions)(1)                                  7% Maximum
      Exchange Fee(2)                                                                                    $0

ANNUAL ADMINISTRATIVE CHARGE

      Annual Administrative Charge*                                                                     $30
          * This charge applies only if the Account Value is less than
          $50,000 at the end of any contract year prior to your Retirement
          Date. See "Annual Administrative Charge" in Part 4.

Separate Account Annual Expenses
(AS A PERCENTAGE OF SEPARATE ACCOUNT VALUE)(3)

      Mortality and Expense Risk Fees                                                                 1.20%
      Administrative Expenses                                                                          .15%
                                                                                                      -----
      Total Separate Account Annual Expenses                                                          1.35%
                                                                                                      =====

---------------------

1. See "Deductions and Charges - Contingent Withdrawal Charge" in Part 4. You have a free withdrawal of up to 10% of the Account Value in any contract year.

2. After the first twelve transfers during a contract year, we can charge a transfer fee of $20 for each transfer. This charge doesn't apply to transfers made for dollar cost averaging, asset rebalancing, or systematic transfers. See "Deductions and Charges - Transfer Charge" in Part 4.

3.   See "Deductions and Charges - Separate Account Charges" in Part 4.

Portfolio Annual Expenses After Reimbursement
(AS A PERCENTAGE OF AVERAGE NET ASSETS)

PORTFOLIO                                                      MANAGEMENT          OTHER           12b-1       TOTAL ANNUAL
                                                                  FEES            EXPENSES          FEE          EXPENSES
                                                                  ----            --------          ---          --------
Fidelity VIP Money Market: Initial Class
Fidelity VIP High Income: Initial Class
Fidelity VIP Equity-Income: Initial Class
Fidelity VIP Growth: Initial Class
Fidelity VIP Overseas: Initial Class
Fidelity VIP Investment Grade Bond: Initial Class
Fidelity VIP Asset Manager: Initial Class
Fidelity VIP Index 500: Initial Class
Fidelity VIP Contrafund(R): Initial Class
Fidelity VIP Asset Manager: Growth: Initial Class
Fidelity VIP Balanced: Initial Class
Fidelity VIP Growth Opportunities: Initial Class
Fidelity VIP Growth & Income: Initial Class
Fidelity VIP Mid Cap Portfolio: Service Class

EXAMPLES

The examples below show the expenses on a $1,000 investment, assuming a $40,000 average contract value and a 5% annual rate of return on assets.

EXPENSES PER $1,000 INVESTMENT IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE PERIOD SHOWN:

PORTFOLIO                                                       1 YEAR           3 YEARS          5 YEARS          10 YEARS
---------                                                       ------           -------          -------          --------
Fidelity VIP Money Market: Initial Class
Fidelity VIP High Income: Initial Class
Fidelity VIP Equity-Income: Initial Class
Fidelity VIP Growth: Initial Class
Fidelity VIP Overseas: Initial Class
Fidelity VIP Investment Grade Bond: Initial Class
Fidelity VIP Asset Manager: Initial Class
Fidelity VIP Index 500: Initial Class
Fidelity VIP Contrafund(R): Initial Class
Fidelity VIP Asset Manger: Growth: Initial Class
Fidelity VIP Balanced: Initial Class
Fidelity VIP Growth Opportunities: Initial Class
Fidelity VIP Growth & Income: Initial Class
Fidelity VIP Mid Cap: Service Class

EXPENSES PER $1,000 INVESTMENT IF YOU ELECT TO ANNUITIZE OR DON'T SURRENDER YOUR CONTRACT AT THE END OF THE PERIOD SHOWN:

PORTFOLIO                                                        1 YEAR           3 YEARS          5 YEARS          10 YEARS
---------                                                        ------           -------          -------          --------
Fidelity VIP Money Market: Initial Class
Fidelity VIP High Income: Initial Class
Fidelity VIP Equity-Income: Initial Class
Fidelity VIP Growth: Initial Class
Fidelity VIP Overseas: Initial Class
Fidelity VIP Investment Grade Bond: Initial Class
Fidelity VIP Asset Manager: Initial Class
Fidelity VIP Index 500: Initial Class
Fidelity VIP Contrafund(R): Initial Class
Fidelity VIP Asset Manager: Growth: Initial Class
Fidelity VIP Balanced: Initial Class
Fidelity VIP Growth Opportunities: Initial Class
Fidelity VIP Growth & Income: Initial Class
Fidelity VIP Mid Cap: Service Class

These examples assume that all of the fixed charges of the Separate Account and of the investment advisory fees and other expenses of the Portfolios will continue as they were for their most recent fiscal year or estimated expenses (after reimbursement), if applicable. ACTUAL PORTFOLIO EXPENSES MAY BE MORE OR LESS. The annual rate of return assumed in the examples isn't an estimate or guarantee of future investment performance. The table assumes an estimated $40,000 average contract value, so that the administrative charge per $1,000 of net asset value in the Separate Account is $0.75. This per $1,000 charge would be higher for smaller Account Values and lower for higher values.

The table and examples above are to help you understand the various costs and expenses that apply to your contract. These tables show expenses of the Separate Account as well as those of the Portfolios. Premium taxes may also apply when you receive a payout of your contributions.

CONDENSED FINANCIAL INFORMATION FOR THE SEPARATE ACCOUNT IS PROVIDED IN APPENDIX A.

HARDSHIP WAIVERS

Hardship Waivers aren't available.

CONTRACTS ISSUED TO OREGON RESIDENTS

If you are a resident of Oregon and your Contract was issued before 10/16/97 (Contract Form No. 11960CNQ-I-OR), additional contributions into Investment Options are accepted, including the 10-Year GRO Account, and the prospectus provisions relating to these items apply.

FOR CONTRACTS ISSUED BEFORE MAY 1, 1999

ANNUITY PAYMENTS

For contracts issued before May 1, 1999, additional annuitization options may have been available.

APPENDIX A

FINANCIAL INFORMATION FOR SEPARATE ACCOUNT I

The table below shows the Unit Value for certain Variable Account Options at inception, the number of Units outstanding at December 31 of each year since inception, and the Unit Value at the beginning and end of each period.

                             YEAR ENDED DECEMBER 31

                                                        2001    2000   1999   1998   1997   1996    1995    1994   1993  INCEPTION
                                                        ----    ----   ----   ----   ----   ----    ----    ----   ----  ---------
DEUTSCHE EAFE EQUITY INDEX FUND
Unit value at beginning of period                        -      -       -       -      -      -       -       -      -    $10.00
Unit value at end of period
Number of units outstanding at end of period

DEUTSCHE EQUITY 500 INDEX FUND
Unit value at beginning of period                        -      -       -       -      -      -       -       -      -    $10.00
Unit value at end of period
Number of units outstanding at end of period

DEUTSCHE SMALL CAP INDEX FUND
Unit value at beginning of period                        -      -       -       -      -      -       -       -      -    $10.00
Unit value at end of period
Number of units outstanding at end of period

FIDELITY AGGRESSIVE GROWTH FUND
Unit value at beginning of period                        -      -       -       -      -      -       -       -      -    $10.00
Unit value at end of period
Number of units outstanding at end of period

FIDELITY CONTRAFUND FUND
Unit value at beginning of period                        -      -       -       -      -      -       -       -      -    $10.00
Unit value at end of period
Number of units outstanding at end of period

FIDELITY DYNAMIC CAPITAL APPRECIATION FUND
Unit value at beginning of period                        -      -       -       -      -      -       -       -      -    $10.00
Unit value at end of period
Number of units outstanding at end of period

                             YEAR ENDED DECEMBER 31

                                                        2001    2000   1999   1998   1997   1996    1995    1994   1993  INCEPTION
                                                        ----    ----   ----   ----   ----   ----    ----    ----   ----  ---------
FIDELITY EQUITY INCOME FUND
Unit value at beginning of period                        -      -       -       -      -      -       -       -      -    $10.00
Unit value at end of period
Number of units outstanding at end of period

FIDELITY GROWTH FUND
Unit value at beginning of period                        -      -       -       -      -      -       -       -      -    $10.00
Unit value at end of period
Number of units outstanding at end of period

FIDELITY GROWTH & INCOME FUND
Unit value at beginning of period                        -      -       -       -      -      -       -       -      -    $10.00
Unit value at end of period
Number of units outstanding at end of period

FIDELITY GROWTH OPPORTUNITIES FUND
Unit value at beginning of period                        -      -       -       -      -      -       -       -      -    $10.00
Unit value at end of period
Number of units outstanding at end of period

FIDELITY MID-CAP FUND
Unit value at beginning of period                        -      -       -       -      -      -       -       -      -    $10.00
Unit value at end of period
Number of units outstanding at end of period

FIDELITY MONEY MARKET FUND
Unit value at beginning of period                        -      -       -       -     -      -       -       -      -     $10.00
Unit value at end of period
Number of units outstanding at end of period

JANUS ASPEN SERIES AGGRESSIVE GROWTH PORTFOLIO
Unit value at beginning of period                        -      -       -       -     -      -       -       -      -     $10.00
Unit value at end of period
Number of units outstanding at end of period

                             YEAR ENDED DECEMBER 31

                                                        2001    2000   1999   1998   1997   1996    1995    1994   1993  INCEPTION
                                                        ----    ----   ----   ----   ----   ----    ----    ----   ----  ---------
JANUS ASPEN SERIES BALANCED PORTFOLIO
Unit value at beginning of period                        -      -       -       -     -      -       -       -      -     $10.00
Unit value at end of period
Number of units outstanding at end of period

JANUS ASPEN SERIES CAPITAL APPRECIATION PORTFOLIO
Unit value at beginning of period                        -      -       -       -     -      -       -       -      -     $10.00
Unit value at end of period
Number of units outstanding at end of period

JANUS ASPEN SERIES CORE EQUITY PORTFOLIO
Unit value at beginning of period                        -      -       -       -      -      -       -       -      -    $10.00
Unit value at end of period
Number of units outstanding at end of period

JANUS ASPEN SERIES GROWTH PORTFOLIO
Unit value at beginning of period                        -      -       -       -      -      -       -       -      -    $10.00
Unit value at end of period
Number of units outstanding at end of period

JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO
Unit value at beginning of period                        -      -       -       -      -      -       -       -      -    $10.00
Unit value at end of period
Number of units outstanding at end of period

JANUS ASPEN SERIES STRATEGIC VALUE PORTFOLIO
Unit value at beginning of period                        -      -       -       -      -      -       -       -      -    $10.00
Unit value at end of period
Number of units outstanding at end of period

JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO
Unit value at beginning of period                        -      -       -       -      -      -       -       -      -    $10.00
Unit value at end of period
Number of units outstanding at end of period

                             YEAR ENDED DECEMBER 31

                                                        2001    2000   1999   1998   1997   1996    1995    1994   1993  INCEPTION
                                                        ----    ----   ----   ----   ----   ----    ----    ----   ----  ---------
J.P. MORGAN INTERNATIONAL OPPORTUNITIES PORTFOLIO
Unit value at beginning of period                        -      -       -       -      -      -       -       -      -    $10.00
Unit value at end of period
Number of units outstanding at end of period

J.P. MORGAN BOND PORTFOLIO
Unit value at beginning of period                        -      -       -       -      -      -       -       -      -    $10.00
Unit value at end of period
Number of units outstanding at end of period

J.P. MORGAN MID CAP VALUE PORTFOLIO
Unit value at beginning of period                        -      -       -       -      -      -       -       -      -    $10.00
Unit value at end of period
Number of units outstanding at end of period

LEGENDS FUND BARON SMALL CAP PORTFOLIO
Unit value at beginning of period                        -      -       -       -      -      -       -       -      -    $10.00
Unit value at end of period
Number of units outstanding at end of period

LEGENDS FUND GABELLI LARGE CAP VALUE PORTFOLIO
Unit value at beginning of period                        -      -       -       -      -      -       -       -      -    $10.00
Unit value at end of period
Number of units outstanding at end of period

LEGENDS FUND HARRIS BRETALL SULLIVAN & SMITH
EQUITY GROWTH PORTFOLIO                                  -      -       -       -      -      -       -       -      -    $10.00
Unit value at beginning of period
Unit value at end of period
Number of units outstanding at end of period

LEGENDS FUND THIRD AVENUE VALUE PORTFOLIO
Unit value at beginning of period                        -      -       -       -      -      -       -       -      -    $10.00
Unit value at end of period
Number of units outstanding at end of period

                             YEAR ENDED DECEMBER 31

                                                        2001    2000   1999   1998   1997   1996    1995    1994   1993  INCEPTION
                                                        ----    ----   ----   ----   ----   ----    ----    ----   ----  ---------
MFS FUNDS CAPITAL OPPORTUNITIES PORTFOLIO
Unit value at beginning of period                        -      -       -       -      -      -       -       -      -    $10.00
Unit value at end of period
Number of units outstanding at end of period

MFS FUNDS EMERGING GROWTH PORTFOLIO
Unit value at beginning of period                        -      -       -       -      -      -       -       -      -    $10.00
Unit value at end of period
Number of units outstanding at end of period

MFS FUNDS INVESTORS GROWTH STOCK PORTFOLIO
Unit value at beginning of period                        -      -       -       -      -      -       -       -      -    $10.00
Unit value at end of period
Number of units outstanding at end of period

MFS FUNDS INVESTORS TRUST PORTFOLIO
Unit value at beginning of period                        -      -       -       -      -      -       -       -      -    $10.00
Unit value at end of period
Number of units outstanding at end of period

MFS FUNDS MID CAP GROWTH PORTFOLIO
Unit value at beginning of period                        -      -       -       -      -      -       -       -      -    $10.00
Unit value at end of period
Number of units outstanding at end of period

MFS FUNDS NEW DISCOVERY PORTFOLIO
Unit value at beginning of period                        -      -       -       -      -      -       -       -      -    $10.00
Unit value at end of period
Number of units outstanding at end of period

MFS FUNDS RESEARCH PORTFOLIO
Unit value at beginning of period                        -      -       -       -      -      -       -       -      -    $10.00
Unit value at end of period
Number of units outstanding at end of period

                             YEAR ENDED DECEMBER 31

                                                        2001    2000   1999   1998   1997   1996    1995    1994   1993  INCEPTION
                                                        ----    ----   ----   ----   ----   ----    ----    ----   ----  ---------
MFS FUNDS TOTAL RETURN PORTFOLIO
Unit value at beginning of period                        -      -       -       -      -      -       -       -      -    $10.00
Unit value at end of period
Number of units outstanding at end of period

MORGAN STANLEY UIF EMERGING MARKETS DEBT PORTFOLIO
Unit value at beginning of period                        -      -       -       -      -      -       -       -      -    $10.00
Unit value at end of period
Number of units outstanding at end of period

MORGAN STANLEY UIF U.S. REAL ESTATE PORTFOLIO
Unit value at beginning of period                        -      -       -       -      -      -       -       -      -    $10.00
Unit value at end of period
Number of units outstanding at end of period

PUTNAM VT GROWTH AND INCOME FUND
Unit value at beginning of period                        -      -       -       -      -      -       -       -      -    $10.00
Unit value at end of period
Number of units outstanding at end of period

PUTNAM VT INTERNATIONAL GROWTH FUND
Unit value at beginning of period                        -      -       -       -      -      -       -       -      -    $10.00
Unit value at end of period
Number of units outstanding at end of period

PUTNAM VT SMALL CAP VALUE FUND
Unit value at beginning of period                        -      -       -       -      -      -       -       -      -    $10.00
Unit value at end of period
Number of units outstanding at end of period

PUTNAM VT TECHNOLOGY FUND
Unit value at beginning of period                        -      -       -       -      -      -       -       -      -    $10.00
Unit value at end of period
Number of units outstanding at end of period

                             YEAR ENDED DECEMBER 31

                                                        2001    2000   1999   1998   1997   1996    1995    1994   1993  INCEPTION
                                                        ----    ----   ----   ----   ----   ----    ----    ----   ----  ---------
PUTNAM VT VOYAGER FUND II
Unit value at beginning of period                        -      -       -       -      -      -       -       -      -    $10.00
Unit value at end of period
Number of units outstanding at end of period

TOUCHSTONE BALANCED FUND
Unit value at beginning of period                        -      -       -       -      -      -       -       -      -    $10.00
Unit value at end of period
Number of units outstanding at end of period

TOUCHSTONE BOND FUND
Unit value at beginning of period                        -      -       -       -      -      -       -       -      -    $10.00
Unit value at end of period
Number of units outstanding at end of period

TOUCHSTONE EMERGING GROWTH FUND
Unit value at beginning of period                        -      -       -       -      -      -       -       -      -    $10.00
Unit value at end of period
Number of units outstanding at end of period

TOUCHSTONE ENHANCED 30 FUND
Unit value at beginning of period                        -      -       -       -      -      -       -       -      -    $10.00
Unit value at end of period
Number of units outstanding at end of period

TOUCHSTONE EQUITY 30 FUND
Unit value at beginning of period                        -      -       -       -      -      -       -       -      -    $10.00
Unit value at end of period
Number of units outstanding at end of period

TOUCHSTONE GROWTH & INCOME FUND
Unit value at beginning of period                        -      -       -       -      -      -       -       -      -    $10.00
Unit value at end of period
Number of units outstanding at end of period

                             YEAR ENDED DECEMBER 31

                                                        2001    2000   1999   1998   1997   1996    1995    1994   1993  INCEPTION
                                                        ----    ----   ----   ----   ----   ----    ----    ----   ----  ---------
TOUCHSTONE GROWTH/VALUE FUND
Unit value at beginning of period                        -      -       -       -      -      -       -       -      -    $10.00
Unit value at end of period
Number of units outstanding at end of period

TOUCHSTONE HIGH YIELD FUND
Unit value at beginning of period                        -      -       -       -      -      -       -       -      -    $10.00
Unit value at end of period
Number of units outstanding at end of period

TOUCHSTONE INTERNATIONAL EQUITY FUND
Unit value at beginning of period                        -      -       -       -      -      -       -       -      -    $10.00
Unit value at end of period
Number of units outstanding at end of period

TOUCHSTONE MONEY MARKET FUND
Unit value at beginning of period                        -      -       -       -      -      -       -       -      -    $10.00
Unit value at end of period
Number of units outstanding at end of period

TOUCHSTONE SMALL CAP VALUE  FUND
Unit value at beginning of period                        -      -       -       -      -      -       -       -      -    $10.00
Unit value at end of period
Number of units outstanding at end of period

TOUCHSTONE VALUE PLUS FUND
Unit value at beginning of period                        -      -       -       -      -      -       -       -      -    $10.00
Unit value at end of period
Number of units outstanding at end of period

VAN KAMPEN BANDWIDTH & TELECOMMUNICATIONS PORTFOLIO
Unit value at beginning of period                        -      -       -       -      -      -       -       -      -    $10.00
Unit value at end of period
Number of units outstanding at end of period

                             YEAR ENDED DECEMBER 31

                                                        2001    2000   1999   1998   1997   1996    1995    1994   1993  INCEPTION
                                                        ----    ----   ----   ----   ----   ----    ----    ----   ----  ---------
VAN KAMPEN BIOTECHNOLOGY & PHARMACEUTICAL PORTFOLIO
Unit value at beginning of period                        -      -       -       -      -      -       -       -      -    $10.00
Unit value at end of period
Number of units outstanding at end of period

VAN KAMPEN INTERNET PORTFOLIO
Unit value at beginning of period                        -      -       -       -      -      -       -       -      -    $10.00
Unit value at end of period
Number of units outstanding at end of period

VAN KAMPEN MORGAN STANLEY HIGH - TECH35 PORTFOLIO
Unit value at beginning of period                        -      -       -       -      -      -       -       -      -    $10.00
Unit value at end of period
Number of units outstanding at end of period

VAN KAMPEN MORGAN STANLEY U.S. MULTINATIONAL
PORTFOLIO
Unit value at beginning of period                        -      -       -       -      -      -       -       -      -    $10.00
Unit value at end of period
Number of units outstanding at end of period

-------------------------------------------------------------------------------
*The unit value for each Variable Account Option at inception is $10.00. The inception date for the Harris Bretall Sullivan & Smith Equity Growth Option is December 8, 1992. The inception date for the Zweig Asset Allocation, Scudder Kemper Value and Zweig Equity Options is December 14, 1992. The inception date for the EAFE" Equity Index, Equity Index, Small Cap Index, VIP Equity-Income, VIP Contrafund, VIP Growth & Income, VIP Growth Opportunities, Janus Aspen Capital Appreciation, Janus Aspen Balanced, Janus Aspen Worldwide Growth, Janus Aspen Money Market, J.P.Morgan International Opportunities, J.P. Morgan Bond, Morgan Stanley UIF Emerging Markets Debt, Morgan Stanley UIF High Yield, and Morgan Stanley UIF U.S. Real Estate Options is October 1, 1997. The inception date for the VIP Growth Portfolio and VIP Mid Cap Portfolio is May 1, 1999. The inception date for the Janus Aspen Aggressive Growth, Janus Aspen Growth, MFS Capital Opportunities, MFS Emerging Growth, MFS Investors Trust, MFS Mid Cap Growth, and MFS New Discovery Portfolios is May 1, 2000. The inception date for the Janus Aspen Strategic Value Portfolio is July 10, 2000. The inception date for the Putnam VT Voyager II, Putnam VT International Growth, Putnam VT Growth and Income, Putnam VT Technology, Putnam VT Small Cap Value, Van Kampen Bandwidth & Telecommunications, Van Kampen Biotechnology & Pharmaceutical, Van Kampen Internet, Van Kampen Morgan Stanley High-Tech 35, Van Kampen Morgan Stanley U.S. Multinational , Fidelity VIP Dynamic Capital Appreciation, Fidelity VIP Money Market, Janus Aspen Core Equity, Janus Aspen International Growth, MFS Research, MFS Investors Growth Stock, and MFS Total Return Portfolios is February 5, 2002. Because the Putnam VT Voyager II, Putnam VT International Growth, Putnam VT Growth and Income, Putnam VT Technology, Putnam VT Small Cap Value, Van Kampen Bandwidth & Telecommunications, Van Kampen Biotechnology & Pharmaceutical, Van Kampen Internet, Van Kampen Morgan Stanley High-Tech 35, Van Kampen Morgan Stanley U.S. Multinational , Fidelity VIP Dynamic Capital Appreciation, Fidelity VIP Money Market , Janus Aspen Core Equity, Janus Aspen International Growth, MFS Research, MFS Investors Growth Stock, and MFS Total Return Portfolios had not yet begun operations as of the end of 2000, we have provided no data for these Variable Account Options.

APPENDIX B

ILLUSTRATION OF A MARKET VALUE ADJUSTMENT

                         Contribution:             $50,000.00

                         GRO Account duration:     7 Years

                         Guaranteed Interest Rate: 5% Annual Effective Rate

The following examples illustrate how the Market Value Adjustment and the contingent withdrawal charge may affect the values of a contract upon a withdrawal. The 5% assumed Guaranteed Interest Rate is the same rate used in the Example under "Table of Annual Fees and Expenses" in this Prospectus. In these examples, the withdrawal occurs at the end of the three year period after the initial contribution. The Market Value Adjustment operates in a similar manner for transfers. No contingent withdrawal charge applies to transfers.

The GRO Value for this $50,000 contribution is $69,947.92 at the expiration of the GRO Account. After three years, the GRO Value is $57,723.63. It is also assumed for the purposes of these examples that no prior partial withdrawals or transfers have occurred.

The Market Value Adjustment will be based on the rate we are then crediting (at the time of the withdrawal) on new contributions to GRO Accounts of the same duration as the time remaining in your GRO Account, rounded to the next lower number of complete months. If we don't declare a rate for the exact time remaining, we will use a formula to find a rate using GRO Accounts of durations closest to (next higher and next lower) the remaining period described above. Three years after the initial contribution, there would have been four years remaining in your GRO Account. These examples also show the withdrawal charge which would be calculated separately.

EXAMPLE OF A DOWNWARD MARKET VALUE ADJUSTMENT:

A downward Market Value Adjustment results from a full or partial withdrawal that occurs when interest rates have increased. Assume interest rates have increased three years after the initial contribution and we are then crediting 6.25% for a four-year GRO Account. Upon a full withdrawal, the Market Value Adjustment, applying the above formula would be:

                               48/12                      48/12
        -0.0551589 = [(1 + .05)      / (1 + .0625 + .0025)     ] - 1

The Market Value Adjustment is a reduction of $3,183.97 from the GRO Value:

        -$3,183.97 = -0.0551589 X $57,723.63

The Market Adjusted Value would be:

        $54,539.66 = $57,723.63 - $3,183.97

A withdrawal charge of 6% would be assessed against the $50,000 original contribution:

        $2,500 = $50,000.00 X .05

Thus, the amount payable on a full withdrawal would be:

        $52,039.66 = $57,723.63 - $3,183.97 - $2,500

If instead of a full withdrawal, $20,000 was requested, we would first determine the free withdrawal amount:

        $5,772.36 = $57,723.63 X .10

The non-free amount would be:

        $14,227.64 = $20,000.00 - $5,772.36

The Market Value Adjustment, which is only applicable to the non-free amount, would be

        - $784.78 = -0.0551589 X $14,227.64

The withdrawal charge would be:

        $957.18 = [($14,211.87+ $783.91)/(1 - .06)] - ($14,211.87+ 783.91)

Thus, the total amount needed to provide $20,000 after the Market Value Adjustment and withdrawal charge would be:

        $21,574.91 = $20,000.00 + $784.78 + $790.13

The ending Account Value would be:

        $36,148.72 = $57,723.63 - $21,574.91

EXAMPLE OF AN UPWARD MARKET VALUE ADJUSTMENT:

An upward Market Value Adjustment results from a full or partial withdrawal that occurs when interest rates have decreased. Assume interest rates have decreased three years after the initial contribution and we are then crediting 4% for a four-year GRO Account. Upon a full withdrawal, the Market Value Adjustment, applying the formula set forth in the prospectus, would be:

                             48/12                    48/12
        .0290890 = [(1 + .05)      / (1 + .04 + .0025)     ] - 1

The Market Value Adjustment is an increase of $1,679.12 to the GRO Value:

        $1,679.12 = .0290890 X $57,723.63

The Market Adjusted Value would be:

        $59,402.95 = $57,723.63 + $1,679.12

A withdrawal charge of 6% would be assessed against the $50,000 original contribution:

        $2,500 = $50,000.00 X .05

Thus, the amount payable on a full withdrawal would be:

        $56,902.75 = $57,723.63 + $1,679.12 - $2,500.00

If instead of a full withdrawal, $20,000 was requested, the free withdrawal amount and non-free amount would first be determined as above:

             Free Amount =    $ 5,772.36

         Non-Free Amount =    $14,227.64

The Market Value Adjustment would be:

        $413.87 = .0290890 X $14,227.64

The withdrawal charge would be:

        $727.04 = [($14,227.64 - $413.87)/(1 - .05)] - ($14,227.64 - $413.87)

Thus, the total amount needed to provide $20,000 after the Market Value Adjustment and withdrawal charge would be:

        $20,313.17 = $20,000.00 - $413.87 + $772.04

The ending Account Value would be:

        $37,410.46 = $57,723.63 - $20,313.17

Actual Market Value Adjustments may have more or less impact than shown in the examples, depending on the actual change in interest crediting rate and the timing of the withdrawal or transfer in relation to the time remaining in the GRO Account. Also, the Market Value Adjustment can never decrease the Account Value below premium plus 3% interest, before any applicable charges.

APPENDIX C

CALCULATING THE ADDED VALUE OPTION CHARGE

TO CALCULATE THE CHARGE FOR THE ADDED VALUE OPTION, FOLLOW THESE STEPS:

STEP 1, calculate the minimum and maximum dollar amount charge allowed.

Minimum = FIRST-YEAR TOTAL CONTRIBUTIONS (x) minimum Added Value Option charge Maximum = FIRST-YEAR TOTAL CONTRIBUTIONS (x) maximum Added Value Option charge

Divide the minimum or maximum by 4 to determine the minimum or maximum quarterly charge.

STEP 2, calculate the amount of the charge for the Added Value Option.

Contract value at the end of each calendar quarter (x) percentage charge for the Added Value Option.

STEP 3, determine if the fee goes above the maximum allowable dollar amount or below the minimum. If the fee is above the maximum dollar amount, the maximum dollar amount will be charged. If it is below the maximum, but above the minimum, that fee will be applied. If the charge is below the minimum dollar amount, the minimum dollar amount will be charged.

EXAMPLES:

EXAMPLES 1, 2, AND 3 ARE FOR A 3% ADDED VALUE OPTION CREDIT.

The following applies to examples 1,2 and 3:

First year premium:               $50,000
Credit amount of 3%:               $1,500
                                     ----
First-Year Total Contributions =  $51,500

Each example shows a policy at the point in time at the end of one policy year and is simply for illustrative purposes only. The charges are assessed quarterly.

EXAMPLE 1, MAXIMUM ADDED VALUE OPTION CHARGE

Account value at the end of 12 months = $68,212

STEP 1, calculate the minimum and maximum Added Value Option charge allowed.

$51,500 x .00435 = $224.03 annual / $56.01 quarterly minimum Added Value Option charge

$51,500 x .00546 = $281.19 annual / $70.30 quarterly maximum Added Value Option charge

STEP 2, calculate the percentage charge for the Added Value Option.

$68, 212 x .0045 = $306.95 annual / $76.74 quarterly

STEP 3, compare the percentage charge to the minimum and maximum to determine the actual charge.

Minimum charge = $224.03
Maximum charge = $281.19
Percentage charge = $306.95

Charge assessed against this account will be $281.19 / $70.30 quarterly

EXAMPLE 2, PERCENTAGE ADDED VALUE OPTION CHARGE

Account value at the end of 12 months = $54,900

STEP 1

Same as example 1

STEP 2, calculate the percentage charge for the Added Value Option.

$54,900 x .0045 = $247.05 annual / $61.76 quarterly

STEP 3, compare the percentage charge to the minimum and maximum to determine the actual charge.

Minimum charge = $224.03
Maximum charge = $281.19
Percentage charge = $247.05

Charge assessed against this account will be $247.05 annual / $61.76 quarterly

EXAMPLE 3, MINIMUM ADDED VALUE OPTION CHARGE

Account value at the end of 12 months = $43,208

STEP 1

Same as example 1

STEP 2, calculate the percentage charge for the Added Value Option.

$43,208 x .0045 = $194.44 annual / 48.61 quarterly

STEP 3, compare the percentage charge to the minimum and maximum to determine actual charge.

Minimum charge = $224.03
Maximum charge = $281.19
Percentage charge = $194.44

Charge assessed against this account will be $224.03 annual / $56.01 quarterly

EXAMPLES 4, 5, AND 6 ARE FOR A 5% ADDED VALUE OPTION CREDIT.

The following applies to examples 4, 5, and 6:

First year premium:                         $50,000
Credit amount of 5%:                         $2,500
                                               ----
FIRST-YEAR TOTAL CONTRIBUTIONS =            $52,500

Each example shows a policy at the point in time at the end of one policy year and is simply for illustrative purposes only. The charges are assessed quarterly.

EXAMPLE 4, MAXIMUM ADDED VALUE OPTION CHARGE

Account value at the end of 12 months = $69,537

STEP 1, calculate the minimum and maximum Added Value Option charge allowed.

$52,500 x .00725 = $380.63 annual / $95.16 quarterly minimum Added Value Option charge

$52,500 x .00910 = $477.75 annual / $119.44 quarterly maximum Added Value Option charge

STEP 2, calculate the percentage charge for the Added Value Option.

$69,537 x .0075 = $521.53 annual / $130.38 quarterly

STEP 3, compare the percentage charge to the minimum and maximum to determine the actual charge.

Minimum charge = $380.63
Maximum charge = $477.75
Percentage charge = $521.53

Charge assessed against this account will be $477.75 / $119.44 quarterly

EXAMPLE 5, PERCENTAGE ADDED VALUE OPTION CHARGE

Account value at the end of 12 months = $55,966

STEP 1

Same as example 1

STEP 2, calculate the percentage charge for the Added Value Option.

$55,966 x .0075 = $419.75 annual / $104.94 quarterly

STEP 3, compare the percentage charge to the minimum and maximum to determine the actual charge.

Minimum charge = $380.63
Maximum charge = $477.75
Percentage charge = $419.75

Charge assessed against this account will be $419.75 annual / $104.94 quarterly

EXAMPLE 6, MINIMUM ADDED VALUE OPTION CHARGE

Account value at the end of 12 months = $44,047

STEP 1

Same as example 1

STEP 2, calculate the percentage charge for the Added Value Option.

$44,047 x .0075 = $330.35 annual / 82.58 quarterly

STEP 3, compare the percentage charge to the minimum and maximum to determine actual charge.

Minimum charge = $380.63
Maximum charge = $477.75
Percentage charge = $330.35

Charge assessed against this account will be $380.63 annual / $95.16 quarterly

APPENDIX D

These examples show how stock market performance affects the Added Value Option. The examples below show a comparison between a policy with the Added Value Option (AVO) and without the Added Value Option depending upon how the market performs. The total first-year premium contributions are $50,000 and the 3% option was selected for a credit of $1500. Account values are for the end of each policy year.

The graphs below each example show how the charge for the Added Value Option works based on market performance and how the minimum and maximum charge is applied.

EXAMPLE 1: MARKET PERFORMS AT A HYPOTHETICAL 0% ANNUALIZED RATE OF RETURN.

POLICY YEAR        ACCOUNT VALUE WITHOUT AVO          ACCOUNT VALUE WITH AVO
1                        $49,175                                     $50,424
2                        $48,363                                     $49,369
3                        $47,563                                     $48,331
4                        $46,766                                     $47,309
5                        $46,001                                     $46,303
6                        $45,238                                     $45,313
7                        $44,487                                     $44,338


[CHART]

                          ILLUSTRATION OF AVO CHARGES
                         $1,500 BONUS ON $50,000 POLICY
                              0.0% RATE OF RETURN

                                     POLICY YEAR
                          1     2    3    4    5    6    7
45 bps per year          $229  $225 $220 $216 $212 $208 $203
Actual Charge per year   $229  $225 $224 $224 $224 $224 $224

EXAMPLE 2: MARKET PERFORMS AT A HYPOTHETICAL 4% ANNUALIZED RATE OF RETURN:

    POLICY YEAR            ACCOUNT VALUE WITHOUT AVO       ACCOUNT VALUE WITH AVO
         1                            $51,144                    $52,443
         2                            $52,315                    $53,404
         3                            $53,515                    $54,384
         4                            $54,743                    $55,382
         5                            $56,000                    $56,400
         6                            $57,287                    $57,437
         7                            $58,605                    $58,495

[CHART]

                          ILLUSTRATION OF AVO CHARGES
                         $1,500 BONUS ON $50,000 POLICY
                              4.0% RATE OF RETURN

                          1     2    3    4    5    6    7
45 bps per year          $235  $240 $244 $249 $254  $259 $264
Actual Charge per year   $235  $240 $244 $249 $254  $259 $264

EXAMPLE 3: MARKET PERFORMS AT A HYPOTHETICAL 8% ANNUALIZED RATE OF RETURN:


POLICY YEAR                  ACCOUNT VALUE WITHOUT AVO          ACCOUNT VALUE WITH AVO
           1                       $53,113                             $54,462
           2                       $56,423                             $57,597
           3                       $59,942                             $60,915
           4                       $63,684                             $64,432
           5                       $67,663                             $68,170
           6                       $71,893                             $72,145
           7                       $76,391                             $76,371


[CHART]

                          ILLUSTRATION OF AVO CHARGES
                         $1,500 BONUS ON $50,000 POLICY
                              8.0% RATE OF RETURN

                                     POLICY YEAR
                          1     2    3    4    5    6    7
45 bps per year          $241  $255 $270 $286 $303 $321 $340
Actual Charge per year   $241  $255 $270 $281 $281 $281 $281

EXAMPLE 4: MARKET PERFORMS AT A HYPOTHETICAL 12% ANNUALIZED RATE OF RETURN.

POLICY YEAR                         ACCOUNT VALUE WITHOUT AVO          ACCOUNT VALUE WITH AVO
           1                                $55,082                             $56,481
           2                                $60,686                             $61,948
           3                                $66,864                             $67,965
           4                                $73,677                             $74,599
           5                                $81,190                             $81,914
           6                                $89,473                             $89,980
           7                                $98,606                             $98,874


[CHART]

                          ILLUSTRATION OF AVO CHARGES
                         $1,500 BONUS ON $50,000 POLICY
                              12.0% RATE OF RETURN

                                     POLICY YEAR
                          1     2    3    4    5    6    7
45 bps per year          $246  $270 $297 $326 $359 $394 $434
Actual Charge per year   $246  $270 $281 $281 $281 $281 $281

APPENDIX E

Enhanced Earnings Benefit Calculation Examples

The following are some additional examples of how the Enhanced Earnings Benefit ("EEB") will be calculated and paid along with other contract features.

A.   EEB with Highest Anniversary Death Benefit

    Net Premium = $50,000
    Account Value upon presentation of proof of death = $60,000
    Highest Anniversary Value = $70,000
    Gain = $10,000 ($60,000 - $50,000)
    Assume a 40% benefit based on issue age
    EEB Benefit = $4,000 (40% x $10,000)
    Total Payment to Beneficiaries $74,000 ($70,000 + $4,000)

B.  EEB with Added Value Option ("AVO")

    $100,000 deposit
    5% AVO selected = $5,000 (This is immediately credited to the Account Value) Assume a 40% benefit based on issue age
    Standard Death Benefit
    No Withdrawals

    Net Premium = $100,000
    Account Value upon presentation of proof of death = $105,000
    Gain = $5,000 ($105,000 - $100,000)
    EEB Benefit = $2,000 (40% x $5,000)
    Total Payments to Beneficiary = $107,000 ($105,000 + $2,000)

APPENDIX F

SAI TABLE OF CONTENTS

Part 1 - Integrity and Custodian                                                                1
Part 2 - Distribution of the Contracts                                                          1
Part 3 - Performance Information                                                                2
Part 4 - Determination of Accumulation Values                                                   8
Part 5 - Tax-Favored Retirement Programs                                                        8
      Traditional Individual Retirement Annuities                                               8
      Roth Individual Retirement Annuities                                                      8
      SIMPLE Individual Retirement Annuities                                                    8
      Tax Sheltered Annuities                                                                   8
      Simplified Employee Pensions                                                              9
      Corporate and Self-Employed (H.R. 10 and Keogh) Pension
        and Profit Sharing Plans                                                                9
      Deferred Compensation Plans of State and Local Governments
        and Tax-Exempt Organizations                                                            9
       Distributions Under Tax-Favored Retirement Programs                                      9
Part 6 - Financial Statements                                                                  10
Appendix A                                                           SEC Standardized Performance
Appendix B                                                           Non-Standardized Performance

If you would like to receive a copy of the Statement of Additional Information, please complete the form below and send it to:

Administrative Office
Integrity Life Insurance Company
P.O. Box 740074
Louisville, KY 40201-0074
ATTN: Request for SAI of Separate Account I (GrandMaster 4)

Name: ______________________________________________

Address: ____________________________________________

City: ________________________ State: ______ Zip: _______

                       STATEMENT OF ADDITIONAL INFORMATION

                                   MAY 1, 2002

                                       FOR

                                  GRANDMASTER 4

                        FLEXIBLE PREMIUM VARIABLE ANNUITY

                                    ISSUED BY

                        INTEGRITY LIFE INSURANCE COMPANY

                                       AND

                      FUNDED THROUGH ITS SEPARATE ACCOUNT I


                                TABLE OF CONTENTS

                                                                                                             Page
Part 1 - Integrity and Custodian                                                                                1
Part 2 - Distribution of the Contracts                                                                          1
Part 3 - Performance Information                                                                                2
Part 4 - Determination of Accumulation Values                                                                   6
Part 5 - Tax Favored Retirement Programs                                                                        6
     Traditional Individual Retirement Annuities                                                                6
     Roth Individual Retirement Annuities                                                                       7
     SIMPLE Individual Retirement Annuities                                                                     7
     Tax Sheltered Annuities                                                                                    7
     Simplified Employee Pensions                                                                               7
     Corporate and Self-Employed (H.R.10 and Keogh) Pension and Profit Sharing Plans                            7
     Deferred Compensation Plans of State and Local Governments and Tax-Exempt Organizations                    8
     Distributions Under Tax Favored Retirement Programs                                                        8
Part 6 - Financial Statements                                                                                   8
Appendix A                                                                           SEC Standardized Performance
Appendix B                                                                           Non-Standardized Performance

This Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the prospectus for the contracts, dated May 1, 2002. For definitions of special terms used in the SAI, please refer to the prospectus.

A copy of the prospectus to which this SAI relates is available at no charge by writing the Administrative Office at Integrity Life Insurance Company ("Integrity"), P.O. Box 740074, Louisville, Kentucky 40201-0074, or by calling 1-800-325-8583.

PART 1 - INTEGRITY AND CUSTODIAN

Integrity Life Insurance Company is an Ohio stock life insurance company organized in 1966 that sells life insurance and annuities. Its principal executive offices are located at 551 West Market Street, Louisville, Kentucky 40202. Integrity, the depositor of Separate Account I, is a wholly owned subsidiary of The Western and Southern Life Insurance Company ("W&S"), a mutual life insurance company originally organized under the laws of the State of Ohio on February 23, 1888. Until March 3, 2000, Integrity was an indirect wholly owned subsidiary of ARM Financial Group, Inc. ("ARM").

ARM provided substantially all of the services required to be performed on behalf of Separate Account I since 1994. Total fees paid to ARM by Integrity for management services, including services applicable to the Registrant, in 1997 were $19,307,552, in 1998 were $27,158,002, in 1999 were $32,545,978 and in 2000 were $3,001,867.

Integrity is the custodian for the shares of the Funds owned by the Separate Account. The Funds' shares are held in book-entry form.

Reports and marketing materials, from time to time, may include information concerning the rating of Integrity, as determined by A.M. Best Company, Moody's Investor Service, Standard & Poor's Corporation, Duff & Phelps Corporation, or other recognized rating services. Integrity is currently rated "A" (Excellent) by A.M. Best Company, "AAA" (Extremely Strong) by Standard & Poor's Corporation, "Aa2" (Excellent) by Moody's Investors Service, Inc., and "AAA" (Highest) by Duff and Phelps Credit Rating Company. However, Integrity doesn't guarantee the investment performance of the portfolios, and these ratings don't reflect protection against investment risk.

During 1999, prior to acquisition by W&S, the following actions were taken by state insurance departments: 1) Integrity's Hawaii certificate of authority was cancelled September 16, 1999 and was reinstated during the fourth quarter of 1999; 2) Integrity agreed effective September 8, 1999 that it would not accept new applications from residents of the state of Colorado without the approval of the Commissioner of the Colorado Division of Insurance; 3) Integrity agreed effective January 20, 2000 that it would not write any general account or guaranteed separate account business in the State of California, and that upon the closing of the W&S acquisition that Integrity would request the consent of the California Insurance Commissioner prior to resumption of writing such business in California; 4) Integrity's certificate of authority was suspended in the State of Nevada effective September 21, 1999, however, the Nevada Division of Insurance advised of the rescission of such Order on March 10, 2000 and a formal Order rescinding such suspension is expected; 5) Integrity agreed effective January 7, 2000 that it would not write any general account business in the State of Florida until the closing of the acquisition by W&S and upon meeting certain statutory surplus requirements; (6) Integrity's North Carolina certificate of authority was restricted to "no new business" effective September 29, 1999. Integrity expects all such remaining restrictions to be lifted once the state insurance departments involved have completed their review of the W&S acquisition of Integrity.

TAX STATUS OF INTEGRITY

Integrity is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code of 1986, as amended (the CODE). Since the Separate Account isn't a separate entity from Integrity and its operations form a part of Integrity, it isn't taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the accumulation value. Under existing federal income tax law, the Separate Account's investment income, including realized net capital gains, isn't taxed to Integrity. Integrity can make a tax deduction if federal tax laws change to include these items in our taxable income.

PART 2 - DISTRIBUTION OF THE CONTRACTS

Touchstone Securities, Inc. ("Touchstone Securities"), 221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202, and indirect subsidiary of W&S and an affiliate of Integrity, is the principal underwriter of the contracts. Touchstone Securities is registered with the SEC as a broker-dealer and is a member in good standing of the National Association of Securities Dealers, Inc. The contracts are offered through Touchstone Securities on a continuous basis.

We generally pay a maximum distribution allowance of 7.5% of initial contribution and 7% of additional contributions, plus .50% trail commission paid on Account Value after the 8th Contract Year. The amount of distribution allowances paid to Touchstone Securities, the principal underwriter since March 3, 2000was $501,732 for the year ended December 31, 2000. The amount of distribution allowances paid to ARM securities Corporation, the principal underwriter for the contract prier to March 3, 2000, was $39,822 for the year ended December 31, 2000, $2,933,356 for the year ended December 31, 1999, $7,795,349 for the year ended December 31, 1998, and $6,750,503 for the year ended December 31, 1997. Distribution allowances weren't retained by either ARM Securities Corporation or Touchstone Securities, as applicable, during these years. Integrity may from time to time pay or allow additional promotional incentives, in the form of cash or other compensation, to broker-dealers that sell contracts. In some instances, those types of incentives may be offered only to certain broker-dealers that sell or are expected to sell certain minimum amounts of the contracts during specified time periods.

PART 3 - PERFORMANCE INFORMATION

Each Variable Account Option may from time to time include the Average Annual Total Return, the Cumulative Total Return, and Yield of its shares in advertisements or in information furnished to shareholders. The VIP Money Market Option may also from time to time include the Yield and Effective Yield of its shares in information furnished to shareholders. Performance information is computed separately for each Option in accordance with the formulas described below. At any time in the future, total return and yields may be higher or lower than in the past and we can't guarantee that any historical results will continue.

TOTAL RETURNS

Total returns reflect all aspects of an Option's return, including the automatic reinvestment by the Option of all distributions and the deduction of all charges that apply to the Option on an annual basis, including mortality risk and expense charges, the annual administrative charge and other charges against contract values. For purposes of charges not based upon a percentage of contract values, an average account value of $40,000 has been used. Quotations also will assume a termination (surrender) at the end of the particular period and reflect the deductions of the contingent withdrawal charge, if they would apply. Any total return calculation will be based upon the assumption that the Option corresponding to the investment portfolio was in existence throughout the stated period and that the applicable contractual charges and expenses of the Option during the stated period were equal to those that currently apply under the contract. Total returns may be shown at the same time that do not take into account deduction of the contingent withdrawal charge, and/or the annual administrative charge.

AVERAGE ANNUAL TOTAL RETURNS are calculated by determining the growth or decline in value of a hypothetical historical investment in the Option over certain periods, including 1, 3, 5, and 10 years (up to the life of the Option), and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Investors should realize that the Option's performance is not constant over time, but changes from year to year, and that the average annual returns represent the averages of historical figures as opposed to the actual historical performance of an Option during any portion of the period shown. Average annual returns are calculated pursuant to the following formula: P(1+T)TO THE POWER OF n = ERV, where P is a hypothetical initial payment of $1,000, T is the average annual total return, n is the number of years, and ERV is the withdrawal value at the end of the period.

CUMULATIVE TOTAL RETURNS are UNAVERAGED and reflect the simple percentage change in the value of a hypothetical investment in the Option over a stated period of time. In addition to the period since inception, cumulative total returns may be calculated on a year-to-date basis at the end of each calendar month in the current calendar year. The last day of the period for year-to-date returns is the last day of the most recent calendar month at the time of publication.

YIELDS

Some Options may advertise yields. Yields quoted in advertising reflect the change in value of a hypothetical investment in the Option over a stated period of time, not taking into account capital gains or losses or any contingent withdrawal charge. Yields are annualized and stated as a percentage.

CURRENT YIELD and EFFECTIVE YIELD are calculated for the VIP Money Market Option. Current Yield is based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less a hypothetical charge reflecting deductions from contract values during the period (the BASE PERIOD), and stated as a percentage of the investment at the start of the base period (the BASE PERIOD RETURN). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. Effective yield assumes that all dividends received during an annual period have been reinvested. This compounding effect causes effective yield to be higher than current yield. Calculation of effective yield begins with the same base period return used in the calculation of current yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

                                            365/7
Effective Yield = {(Base Period Return) + 1)     } - 1

PLEASE SEE APPENDIX A FOR SEC STANDARDIZED PERFORMANCE DATA AND APPENDIX B FOR NON-STANDARDIZED PERFORMANCE DATA.

PERFORMANCE COMPARISONS

Performance information for an Option may be compared, in reports and advertising, to: (1) Standard & Poor's Stock Index (S&P 500), Dow Jones Industrial Averages, (DJIA), Donoghue Money Market Institutional Averages, or other unmanaged indices generally regarded as representative of the securities markets; (2) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, Inc. or the Variable Annuity Research and Data Service, which are widely used independent research firms that rank mutual funds and other investment companies by overall performance, investment objectives, and assets; and (3) the Consumer Price Index (measure of inflation) to assess the real rate of return from an investment in a contract. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for annuity charges, investment management costs, brokerage costs and other transaction costs that are normally paid when directly investing in securities.

Each Option may from time to time also include the ranking of its performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services (LIPPER) as having the same or similar investment objectives or by similar services that monitor the performance of mutual funds. Each Option may also from time to time compare its performance to average mutual fund performance figures compiled by Lipper in LIPPER PERFORMANCE ANALYSIS. Advertisements or information furnished to present shareholders or prospective investors may also include evaluations of an Option published by nationally recognized ranking services and by financial publications that are nationally recognized such as BARRON'S, BUSINESS WEEK, CDA TECHNOLOGIES, INC., CHANGING TIMES, CONSUMER'S DIGEST, DOW JONES INDUSTRIAL AVERAGE, FINANCIAL PLANNING, FINANCIAL TIMES, FINANCIAL WORLD, FORBES, FORTUNE, GLOBAL INVESTOR, HULBERT'S FINANCIAL DIGEST, INSTITUTIONAL INVESTOR, INVESTORS DAILY, MONEY, MORNINGSTAR MUTUAL FUNDS, THE NEW YORK TIMES, PERSONAL INVESTOR, STANGER'S INVESTMENT ADVISER, VALUE LINE, THE WALL STREET JOURNAL, WIESENBERGER INVESTMENT COMPANY SERVICE AND USA TODAY.

The performance figures described above may also be used to compare the performance of an Option's shares against certain widely recognized standards or indices for stock and bond market performance. The following are the indices against which the Options may compare performance:

The Standard & Poor's Composite Index of 500 Stocks (the S&P 500) is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 Index is composed almost entirely of common stocks of companies listed on the NYSE, although the common stocks of a few companies listed on the American Stock Exchange or traded OTC are included. The 500 companies represented include 400 industrial, 60 transportation and 50 financial services concerns. The S&P 500 Index represents about 80% of the market value of all issues traded on the NYSE.

The Dow Jones Composite Average (or its component averages) is an unmanaged index composed of 30 blue-chip industrial corporation stocks (Dow Jones Industrial Average), 15 utilities company stocks and 20 transportation stocks. Comparisons of performance assume reinvestment of dividends.

The New York Stock Exchange composite or component indices are unmanaged indices of all industrial, utilities, transportation and finance company stocks listed on the New York Stock Exchange.

The Wilshire 5000 Equity Index (or its component indices) represents the return of the market value of all common equity securities for which daily pricing is available. Comparisons of performance assume reinvestment of dividends.

The Morgan Stanley Capital International EAFE Index is an arithmetic, market value-weighted average of the performance of over 900 securities on the stock exchanges of countries in Europe, Australia and the Far East.

The Morgan Stanley Capital International World Index - An arithmetic, market value-weighted average of the performance of over 1,470 securities listed on the stock exchanges of countries in Europe, Australia, the Far East, Canada and the United States.

The Goldman Sachs 100 Convertible Bond Index currently includes 67 bonds and 33 preferred stocks. The original list of names was generated by screening for convertible issues of $100 million or greater in market capitalization. The index is priced monthly.

The Lehman Brothers Government Bond Index (the LEHMAN GOVERNMENT INDEX) is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage-backed securities, flower bonds and foreign targeted issues are not included in the Lehman Government Index.

The Lehman Brothers Government/Corporate Bond Index (the LEHMAN
GOVERNMENT/CORPORATE INDEX) is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1 million, which have at least one year to maturity and are rated "Baa" or higher (INVESTMENT GRADE) by a nationally recognized statistical rating agency.

The Lehman Brothers Government/Corporate Intermediate Bond Index (the LEHMAN GOVERNMENT/ CORPORATE INTERMEDIATE INDEX) is composed of all bonds covered by the Lehman Brothers Government/Corporate Bond Index with maturities between one and 9.99 years. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

The Lehman Brothers Intermediate Treasury Bond Index includes bonds with maturities between one and ten years with a face value currently in excess of $1 million, that are rated investment grade or higher by a nationally recognized statistical rating agency.

The Shearson Lehman Long-Term Treasury Bond Index is composed of all bonds covered by the Shearson Lehman Hutton Treasury Bond Index with maturities of 10 years or greater.

The National Association of Securities Dealers Automated Quotation System (NASDAQ) Composite Index covers 4,500 stocks traded over the counter. It represents many small company stocks but is heavily influenced by about 100 of the largest NASDAQ stocks. It is a value-weighted index calculated on price change only and does not include income.

The NASDAQ Industrial Index is composed of more than 3,000 industrial issues. It is a value-weighted index calculated on price change only and does not include income.

The Value Line (Geometric) Index is an unweighted index of the approximately 1,700 stocks followed by the VALUE LINE INVESTMENT SURVEY.

The Salomon Brothers GNMA Index includes pools of mortgages originated by private lenders and guaranteed by the mortgage pools of the Government National Mortgage Association.

The Salomon Brothers' World Market Index is a measure of the return of an equally weighted basket of short-term (three month U.S. Government securities and bank deposits) investments in eight major currencies: the U.S. dollars, UK pounds sterling, Canadian dollars, Japanese yen, Swiss francs, French francs, German deutsche mark and Netherlands guilder.

The Salomon Brothers Broad Investment-Grade Bond Index contains approximately 3,800 Treasury and agency, corporate and mortgage bonds with a rating of BBB or higher, a stated maturity of at least one year, and a par value outstanding of $25 million or more. The index is weighted according to the market value of all bond issues included in the index.

The Salomon Brothers High Grade Corporate Bond Index consists of publicly issued, non-convertible corporate bonds rated AA or AAA. It is a value-weighted, total return index, including approximately 800 issues with maturities of 12 years or grater.

The Salomon Brothers World Bond Index measures the total return performance of high-quality securities in major sectors of the international bond market. The index covers approximately 600 bonds from 10 currencies: Australian dollars, Canadian dollars, European Currency Units, French francs, Japanese yen, Netherlands guilder, Swiss francs, UK pounds sterling, U.S. dollars, and German deutsche marks.

The J.P. Morgan Global Government Bond Index is a total return, market capitalization weighted index, rebalanced monthly consisting of the following countries: Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, Netherlands, Spain, Sweden, United Kingdom and United States.

The 50/50 Index assumes a static mix of 50% of the S&P 500 Index and 50% of the Lehman Government Corporate Index.

Other Composite Indices: 70% S&P 500 Index and 30% NASDAQ Industrial Index; 35% S&P 500 Index and 65% Salomon Brothers High Grade Bond Index; and 65% S&P Index and 35% Salomon Brothers High Grade Bond Index.

The SEI Median Balanced Fund Universe measures a group of funds with an average annual equity commitment and an average annual bond - plus - private - placement commitment greater than 5% each year. SEI must have at least two years of data for a fund to be considered for the population.

The Russell 2000/Small Stock Index comprises the smallest 2000 stocks in the Russell 3000 Index, and represents approximately 11% of the total U.S. equity market capitalization. The Russell 3000 Index comprises the 3,000 largest U.S. companies by market capitalization. The smallest company has a market value of roughly $20 million.

The Russell 2500 Index is comprised of the bottom 500 stocks in the Russell 1000 Index, which represents the universe of stocks from which most active money managers typically select; and all the stocks in the Russell 2000 Index. The largest security in the index has a market capitalization of approximately 1.3 billion.

The Consumer Price Index (or Cost of Living Index), published by the United States Bureau of Labor Statistics is a statistical measure of change, over time, in the price of goods and services in major expenditure groups.

STOCKS, BONDS, BILLS AND INFLATION, published by Hobson Associates, presents an historical measure of yield, price and total return for common and small company stocks, long-term government bonds, Treasury bills and inflation. Savings and Loan Historical Interest Rates as published in the United States Savings & Loan League Fact Book.

Historical data supplied by the research departments of First Boston Corporation, the J.P. Morgan companies, Salomon Brothers, Merrill Lynch, Pierce, Fenner & Smith, Shearson Lehman Hutton and Bloomberg L.P.

The MSCI Combined Far East Free ex Japan Index is a market-capitalization weighted index comprising stocks in Hong Kong, Indonesia, Korea, Malaysia, Philippines, Singapore and Thailand. Korea is included in the MSCI Combined Far East Free ex Japan Index at 20% of its market capitalization.

The First Boston High Yield Index generally includes over 180 issues with an average maturity range of seven to ten years with a minimum capitalization of $100 million. All issues are individually trader-priced monthly.

In reports or other communications to shareholders, the Fund may also describe general economic and market conditions affecting the Options and may compare the performance of the Options with (1) that of mutual funds included in the rankings prepared by Lipper or similar investment services that monitor the performance of insurance company separate accounts or mutual funds, (2) IBC/Donoghue's Money Fund Report, (3) other appropriate indices of investment securities and averages for peer universe of funds which are described in this Statement of Additional Information, or (4) data developed by Integrity or any of the Sub-Advisers derived from such indices or averages.

INDIVIDUALIZED COMPUTER GENERATED ILLUSTRATIONS

Integrity may from time to time use computer-based software available through Morningstar, CDA/Wiesenberger and/or other firms to provide registered representatives and existing and/or potential owners of the contracts with individualized hypothetical performance illustrations for some or all of the Variable Account Options. Such illustrations may include, without limitation, graphs, bar charts and other types of formats presenting the following information: (i) the historical results of a hypothetical investment in a single Option; (ii) the historical fluctuation of the value of a single Option (actual and hypothetical); (iii) the historical results of a hypothetical investment in more than one Option; (iv) the historical performance of two or more market indices in relation to one another and/or one or more Options; (v) the historical performance of two or more market indices in comparison to a single Option or a group of Options; (vi) a market risk/reward scatter chart showing the historical risk/reward relationship of one or more mutual funds or Options to one or more indices and a broad category of similar anonymous variable annuity subaccounts; and (vii) Option data sheets showing various information about one or more Options (such as information concerning total return for various periods, fees and expenses, standard deviation, alpha and beta, investment objective, inception date and net assets). We reserve the right to republish figures independently provided by Morningstar or any similar agency or service.

PART 4 - DETERMINATION OF ACCUMULATION UNIT VALUES

The accumulation unit value of an Option will be determined on each day the New York Stock Exchange is open for trading. The accumulation units are valued as of the close of business on the New York Stock Exchange, which currently is 4:00 p.m., Eastern time. Each Option's accumulation unit value is calculated separately. For all Options, the accumulation unit value is computed by dividing the value of the securities held by the Option plus any cash or other assets, less its liabilities, by the number of outstanding units. Securities are valued using the amortized cost method of valuation, which approximates market value. Under this method of valuation, the difference between the acquisition cost and value at maturity is amortized by assuming a constant (straight-line) accretion of a discount or amortization of a premium to maturity. Cash, receivables and current payables are generally carried at their face value.

PART 5 - TAX FAVORED RETIREMENT PROGRAMS

The contracts described in the prospectus may be used in connection with certain tax-favored retirement programs, for groups and individuals. Following are brief descriptions of various types of qualified plans in connection with which Integrity may issue a contract. Integrity reserves the right to change its administrative rules, such as minimum contribution amounts, as needed to comply with the Code as to tax-favored retirement programs.

TRADITIONAL INDIVIDUAL RETIREMENT ANNUITIES

Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as a Traditional IRA. An individual who receives compensation and who has not reached age 70-1/2 by the end of the tax year may establish a Traditional IRA and make contributions up to the deadline for filing his or her federal income tax return for that year (without extensions). Traditional IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible, and on the time when distributions may begin. An individual may also rollover amounts distributed from another Traditional IRA, Roth IRA or another tax-favored retirement program to a Traditional IRA contract. Your Traditional IRA contract will be issued with a rider outlining the special terms of your contract that apply to Traditional IRAs. The Owner will be deemed to have consented to any other amendment unless the Owner notifies us that he or she does not consent within 30 days from the date we mail the amendment to the Owner.

ROTH INDIVIDUAL RETIREMENT ANNUITIES

Section 408(A) of the Code permits eligible individuals to contribute to an individual retirement program known as a Roth IRA. An individual who receives compensation may establish a Roth IRA and make contributions up to the deadline for filing his or her federal income tax return for that year (without extensions). Roth IRAs are subject to limitations on the amount that may be contributed, the persons who are eligible to contribute, and on the time when a tax-favored distribution may begin. An individual may also rollover amounts distributed from another Roth IRA or Traditional IRA to a Roth IRA contract. Your Roth IRA contract will be issued with a rider outlining the special terms of your contract which apply to Roth IRAs. Any amendment made for the purpose of complying with provisions of the Code and related regulations may be made without the consent of the Owner. The Owner will be deemed to have consented to any other amendment unless the Owner notifies us that he or she does not consent within 30 days from the date we mail the amendment to the Owner.

SIMPLE INDIVIDUAL RETIREMENT ANNUITIES

Currently, we do not issue Individual Retirement Annuities known as a "SIMPLE IRA" as defined in Section 408(p) of the Code.

TAX SHELTERED ANNUITIES

Section 403(b) of the Code permits the purchase of tax-sheltered annuities (TSA) by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. The contract is not intended to accept other than employee contributions. Such contributions are excluded from the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the TSA is limited to certain maximums imposed by Code sections 403(b), 415 and 402(g). Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment. Your contract will be issued with a rider outlining the special terms that apply to a TSA.

SIMPLIFIED EMPLOYEE PENSIONS

Section 408(k) of the Code allows employers to establish simplified employee pension plans (SEP-IRAS) for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. Employers intending to use the contract in connection with such plans should seek competent advice. The SEP-IRA will be issued with a rider outlining the special terms of the contract.



CORPORATE AND SELF-EMPLOYED (H.R. 10 AND KEOGH) PENSION AND PROFIT SHARING PLANS

Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh," permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the contract in order to provide benefits under the plans. Employers intending to use the contract in connection with these plans should seek competent advice. The Company can request documentation to substantiate that a qualified plan exists and is being properly administered. Integrity does not administer such plans.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS

Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. To the extent the contracts are used in connection with an eligible plan, employees are considered general creditors of the employer and the employer as Owner of the contract has the sole right to the proceeds of the contract. However, Section 457(g), as added by the Small Business and Jobs Protection Act (SBJPA) of 1996, provides that on and after August 20, 1996, a plan maintained by an eligible governmental employer must hold all assets and income of the plan in a trust, custodial account, or annuity contract for the exclusive benefit of participants and their beneficiaries. Plans in existence on August 20, 1996, should have established a trust, custodial account, or annuity contract by January 1, 1999. Loans to employees may be permitted under such plans; however, a Section 457 plan is not required to allow loans. Contributions to a contract in connection with an eligible government plan are subject to limitations. Those who intend to use the contracts in connection with such plans should seek competent advice. The Company can request documentation to substantiate that a qualified plan exists and is being properly administered. Integrity does not administer such plans.

DISTRIBUTIONS UNDER TAX FAVORED RETIREMENT PROGRAMs

Distributions from tax-favored plans are subject to certain restrictions. Participants in qualified plans, with the exception of five-percent owners, must begin receiving distributions by April 1 of the calendar year following the later of either (i) the year in which the employee reaches age 70-1/2 or (ii) the calendar year in which the employee retires. Participants in Traditional IRAs must begin receiving distributions by April 1 of the calendar year following the year in which the employee reaches age 70-1/2. Additional distribution rules apply after the participant's death. If you don't take mandatory distributions you may owe a 50% penalty tax on any difference between the required distribution amount and the amount distributed. Owners of traditional IRAs and five percent owners must begin distributions by age 70-1/2.

The Taxpayer Relief Act of 1997 creating Roth IRAs eliminates mandatory distribution at age 70 1/2 for Roth IRAs.

Distributions from a tax-favored plan (not including a Traditional IRA subject to Code Section 408(a) Roth IRA) to an employee, surviving spouse, or former spouse who is an alternate payee under a qualified domestic relations order, in the form of a lump sum settlement or periodic annuity payments for a fixed period of fewer than 10 years are subject to mandatory income tax withholding of 20% of the taxable amount of the distribution, unless (1) the distributee directs the transfer of such amounts in cash to another plan or Traditional IRA; or (2) the payment is a minimum distribution required under the Code. The taxable amount is the amount of the distribution less the amount allocable to after-tax contributions. All other types of taxable distributions are subject to withholding unless the distributee elects not to have withholding apply.

We are not permitted to make distributions from a contract unless a request has been made. It is therefore your responsibility to comply with the minimum distribution rules. You should consult your tax adviser regarding these rules and their proper application.

The above description of the federal income tax consequences of the different types of tax-favored retirement plans which may be funded by the contract is only a brief summary and is not intended as tax advice. The rules governing the provisions of plans are extremely complex and often difficult to comprehend. Anything less than full compliance with all applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering adoption of a plan and purchase of a contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the contract as an investment vehicle for the plan.

PART 6 - FINANCIAL STATEMENTS

Ernst & Young LLP is our independent auditor and serves as independent auditor of the Separate Account. Ernst & Young LLP on an annual basis will audit certain financial statements prepared by management and express an opinion on such financial statements based on their audits.

The financial statements of the Separate Account as of December 31, 2001, and for the periods indicated in the financial statements and the statutory basis financial statements of Integrity as of and for the years ended December 31, 2001 and 2000 included in this SAI have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports included herein.

The financial statements of Integrity should be distinguished from the financial statements of the Separate Account and should be considered only as they relate to the ability of Integrity to meet its obligations under the contract. They should not be considered as relating to the investment performance of the assets held in the Separate Account.

                                     PART C

                                OTHER INFORMATION


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)       FINANCIAL STATEMENTS INCLUDED IN PART A:

          Section 1 - Condensed Financial Information for the Portfolios

          FINANCIAL STATEMENTS INCLUDED IN PART B:

          INTEGRITY LIFE SEPARATE ACCOUNT I:

          Report of Independent Auditors
          Statements of Assets and Liabilities as of December 31, 2001 Statement of Operations for the Year Ended December 31, 2001 Statements of Changes in Net Assets for the Years Ended
          December 31, 2001 and 2000
          Notes to Financial Statements

          INTEGRITY LIFE INSURANCE COMPANY:

          Report of Independent Auditors
          Balance Sheets (Statutory Basis) as of December 31, 2001 and 2000 Statements of Income (Statutory Basis) for the Years Ended December 31, 2001 and 2000
          Statements of Changes in Capital and Surplus (Statutory Basis) for the Years Ended December 31, 2001 and 2000
          Statements of Cash Flows (Statutory Basis) for the Years Ended December 31, 2001 and 2000
          Notes to Financial Statements (Statutory Basis)

(b)       EXHIBITS:

          The following exhibits are filed herewith:

          1. Resolutions of the Board of Directors of Integrity Life Insurance Company (INTEGRITY) authorizing the establishment of Separate Account I, the Registrant. Incorporated by reference from Registrant's Form N-4 registration statement (File No. 33-8903), filed on September 19, 1986.

          2.        Not applicable.

          3.(a) Form of Selling/General Agent Agreement between Integrity and broker dealers. Incorporated by reference from post-effective amendment no. 5 to Registrant's Form N-4 registration statement (File No. 33-8903), filed on February 28, 1992.

          3.(b) Form of Variable Contract Principal Underwriter Agreement with Touchstone Securities, Inc. ("Touchstone Securities"). Incorporated by reference from Post Effective Amendment No.5 to Registrant's Form N-4 registration statement (File No. 33-56654) filed May 1, 2000.

          4.(a) Form of trust agreement. Incorporated by reference from Registrant's Form N-4 registration statement (File No. 33-51268), filed on August 24, 1992.

          4.(b) Form of group variable annuity contract. Incorporated by reference from pre-effective amendment no. 1 to Registrant's Form N-4 registration statement (File No. 33-51268), filed on November 9, 1992.

          4.(c) Form of variable annuity certificate. Incorporated by reference from Registrant's Form S-1 registration statement (File No. 33-51270), filed on August 24, 1992.

          4.(d) Forms of riders to certificate for qualified plans. Incorporated by reference from pre-effective amendment no. 1 to Registrant's Form N-4 registration statement (File No. 33-51268), filed on November 9, 1992.

          4.(e) Form of individual variable annuity contract. Incorporated by reference to pre-effective amendment no. 1 to Registrant's Form S-1 registration statement (File No. 33-51270), filed on November 10, 1992.

          4.(f) Form of rider for use in certain states eliminating the Guarantee Period Options. Incorporated by reference to Registrant's Form N-4 registration statement filed on December 31, 1992.

          4.(g) Alternate form of variable annuity contract for use in certain states. Incorporated by reference from Registrant's Form N-4 registration statement (File No. 33-56654), filed on May 1, 1996.

          5. Form of application. Incorporated by reference to Form N-4 registration statement (File No. 33-56658), filed on December 31, 1992.

          6.(a) Certificate of Incorporation of Integrity. Incorporated by reference to post-effective amendment no. 4 to Registrant's Form N-4 registration statement (File No. 33-56654), filed on April 28, 1995.

          6.(b) By-Laws of Integrity. Incorporated by reference to post-effective amendment no. 4 to Registrant's Form N-4 registration statement (File No. 33-56654), filed on April 28, 1995.

          7. Reinsurance Agreement between Integrity and Connecticut General Life Insurance Company (CIGNA) effective January 1, 1995. Incorporated by reference from Registrant's Form N-4 registration statement (File No. 33-56654), filed on May 1, 1996.

          8.(a) Participation Agreement Among Variable Insurance Products Fund, Fidelity Distributors Corporation ("FDC") and Integrity, dated November 20, 1990. Incorporated by reference from post-effective amendment no. 5 to Registrant's Form N-4 registration statement (File No. 33-8903), filed on February 28, 1992.

          8.(b) Participation Agreement Among Variable Insurance Products Fund II, FDC and Integrity, dated November 20, 1990. Incorporated by reference from post-effective amendment no. 5 to Registrant's Form N-4 registration statement (File No. 33-8903), filed on February 28, 1992.

          8.(c) Amendment No. 1 to Participation Agreements Among Variable Insurance Products Fund, Variable Insurance Products Fund II, FDC, and Integrity. Incorporated by reference from Registrant's Form N-4 registration statement (File No. 33-56654), filed on May 1, 1996.

          8.(d) Form of Participation Agreement Among Variable Insurance Products Fund III, FDC and Integrity, dated February 1, 1997. Incorporated by reference from Registrant's Form N-4 registration statement (File No. 33-56658), filed on May 1, 1997.

          8.(e) Form of participation Agreement among The Legends Funds, Inc. (formerly known as the Integrity Series Fund, Inc.) Touchstone Securities, Inc. (successor in interest to Integrity Financial Services, Inc.) and Integrity, incorporated by reference to Registrant's registration statement on Form N-4 (File No. 33-51268) filed August 24, 1992.

          8.(f)     Form of Participation Agreement among Putnam Variable
                    Trust, Putnam Mutual Fund Corp., Touchstone Securities, Inc. and Integrity, incorporated by reference to Registrant's registration statement on Form N-4 (File No. 33-44876) file November 13, 2000.

          8.(g) Form of Participation Agreement among Van Kampen Funds, Inc., Touchstone Securities, Inc. and Integrity, incorporated by reference to Registrant's registration statement on Form N-4 (File No. 33-44876) filed November 13, 2000.

          8.(h) Form of Participation Agreement among Touchstone Variable Series Trust, Touchstone Securities, Inc. and Integrity incorporated by reference to Registrant's registration statement on Form N-4 (File No. 333-44876) filed May 1, 2001.

          9.        Opinion and Consent of G. Stephen Wastek.

          10.       Consent of Ernst and Young

          11.       Not applicable.

          12.       Not applicable.

          13. Schedule for computation of performance quotations. Incorporated by reference from Registrant's Form N-4 registration statement (File No. 33-56654), filed on May 1, 1996.


ITEM 25.   DIRECTORS AND OFFICERS OF THE DEPOSITOR

           Set forth below is information regarding the directors and principal officers of Integrity, the Depositor.

DIRECTORS:

NAME AND PRINCIPAL BUSINESS ADDRESS                     POSITION AND OFFICES WITH DEPOSITOR
-----------------------------------                     -----------------------------------
John F. Barrett(2)                                      Director

Dennis L. Carr(1)                                       Director, Executive Vice President & Chief Actuary

John R. Lindholm(1)                                     Director and President

Robert L. Walker(2)                                     Director

William J. Williams(2)                                  Director

Donald J. Wuebbling(2)                                  Director


OFFICERS

NAME AND PRINCIPAL BUSINESS ADDRESS                     POSITION AND OFFICES WITH DEPOSITOR
-----------------------------------                     -----------------------------------
William J. Williams(2)                                  Chairman of the Board

John F. Barrett(2)                                      Vice Chairman of the Board

John R. Lindholm(1)                                     Director and President

Dennis L. Carr(1)                                       Executive Vice President & Chief Actuary

James G. Kaiser                                         Executive Vice President
333 Ludlow Street, Stamford, Connecticut 06902

Don W. Cummings(1)                                      Senior Vice President & Chief Financial Officer

William F. Ledwin(1)                                    Senior Vice President & Chief Investment Officer

William H. Guth(1)                                      Senior Vice President

Edward J. Haines(1)                                     Senior Vice President

Kevin L. Howard(1)                                      Senior Vice President

Jill R. Keinsley(1)                                     Senior Vice President

Kenneth A. Palmer(1)                                    Senior Vice President, Producer & Client Services

Laurel Durham(1)                                        Vice President, National Sales

David G. Ennis(2)                                       Vice President, Auditor

Phillip E. King(1)                                      Vice President

Paul M. Kruth(1)                                        Vice President

Mark W. Murphy(1)                                       Vice President

Richard K. Taulbee(2)                                   Vice President, Taxes

James J. Vance(2)                                       Vice President & Treasurer

M. Lisa Cooper(1)                                       Product Compliance Officer

Elizabeth A. Rubin(2)                                   Administrative Officer

David L. DiMartino(1)                                   Managing Actuary

Michael W. Collier(1)                                   Director of New Business

Lisa C. Heffley(1)                                      Director, Agent Licensing & Commissions

Joseph F. Vap(1)                                        Director, Financial Operations

Edward J. Babbitt(2)                                    Secretary

Meredith Hettinger(1)                                   Assistant Secretary

Robert F. Morand(2)                                     Assistant Secretary

Lee Ann Risner(1)                                       Assistant Secretary

G. Stephen Wastek(1)                                    Assistant Secretary

Jeffery D. Meek(2)                                      Assistant Treasurer

Heather G. Napier(2)                                    Assistant Treasurer

Elaine M. Reuss(2)                                      Assistant Treasurer

Timothy D. Speed(2)                                     Assistant Treasurer

 (1) Principal Business Address: 515 West Market Street, Louisville, Kentucky 40202
 (2) Principal Business Address: 400 Broadway, Cincinnati, Ohio 45202


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH INTEGRITY OR REGISTRANT

The Western and Southern Life Insurance Company ("WSLIC"); Ohio corporation

     Western-Southern Life Assurance Company ("WSLAC"); Ohio corporation; 100% owned by WSLIC

          Courtyard Nursing Care, Inc.; Ohio corporation; 100% owned by WSLAC;
               ownership and operation of real estate.

          IFS Financial Services, Inc. ("IFS"); Ohio corporation; 100% owned by
               WSLAC; development and marketing of financial products for distribution through financial institutions.

               IFS Systems, Inc.; Delaware corporation; 100% owned by IFS;
                    development, marketing and support of software systems.

               IFS Insurance Agency, Inc.; Ohio corporation; 99% owned by IFS,
                    1% owned by William F. Ledwin; general insurance agency.

               Touchstone Securities, Inc.; Nebraska corporation; 100% owned by
                    IFS; securities broker-dealer.

               Touchstone Advisors, Inc.; Ohio corporation; 100% owned by IFS;
                    registered investment adviser.

               IFS Agency Services, Inc.; Pennsylvania corporation; 100% owned by IFS; general insurance agency.

               IFS Agency, Inc.; Texas corporation; 100% owned by an
                    individual; general insurance agency.

               IFS General Agency, Inc.; Pennsylvania corporation; 100% owned by William F. Ledwin; general insurance agency.

               Ft. Washington Brokerage Services, Inc.; Ohio corporation; 100%
                    owned by IFS Financial Services, Inc.; registered investment advisor and broker dealer.

               IFS Fund Distributors, Inc.; Ohio corporation; 100% owned by IFS
                    Financial Services, Inc.; registered broker dealer

               Integrated Fund Services, Inc.; Ohio corporation; 100% owned by
                    IFS Financial Services, Inc; registered transfer agent.

Integrity Life Insurance Company; Ohio corporation; 100% owned by WSLIC.

     National Integrity Life Insurance Company; New York corporation; 100% owned by Integrity Life Insurance Company.

Seasons Congregate Living, Inc.; Ohio corporation; 100% owned by WSLIC;
     ownership and operation of real estate.

Latitudes at the Moors, Inc.; Florida corporation; 100% owned by WSLIC;
     ownership and operation of real estate.

WestAd Inc.; Ohio corporation; 100% owned by WSLIC, general advertising, book-selling and publishing.

Fort Washington Investment Advisors, Inc.; Ohio corporation; 100% owned by
     WSLIC; registered investment adviser.

     Todd Investment Advisors, Inc.; Kentucky corporation; 100% owned by Fort
          Washington Investment Advisors, Inc.; registered investment adviser.

     Columbus Life Insurance Company; Ohio corporation; 100% owned by WSLIC;
          insurance.

          Colmain Properties, Inc.; Ohio corporation; 100% owned by Columbus
               Life Insurance Company; acquiring, owning, managing, leasing, selling real estate.

               Colpick, Inc.; Ohio corporation; 100% owned by Colmain
                    Properties, Inc.; acquiring, owning, managing, leasing and selling real estate.

          CAI Holding Company, Inc.; Ohio corporation; 100% owned by Columbus
               Life Insurance Company; holding company.

               Capital Analysts Incorporated; Delaware corporation; 100% owned by CAI Holding Company; securities broker-dealer and registered investment advisor.

               Capital Analysts Agency, Inc.; Ohio corporation; 99% owned by
                          Capital Analysts Incorporated, 1% owned by William F. Ledwin; general insurance agency.

               Capital Analysts Agency, Inc.; Texas corporation; 100% owned by an individual who is a resident of Texas, but under contractual association with Capital Analysts Incorporated; general insurance agency.

               Capital Analysts Insurance Agency, Inc.; Massachusetts
                          corporation; 100% owned by Capital Analysts
                          Incorporated; general insurance agency.

          CLIC Company I; Delaware corporation; 100% owned by Columbus Life
               Insurance Company; holding company.

          CLIC Company II; Delaware corporation; 100% owned by Columbus Life
               Insurance Company; holding company.

     Eagle Properties, Inc.; Ohio corporation; 100% owned by WSLIC; ownership, development and management of real estate.

          Seasons Management Company; Ohio corporation; 100 % owned by Eagle
               Properties, Inc.; management of real estate.

     Waslic Company II; Delaware corporation; 100% owned by WSLIC; holding company.

     WestTax, Inc.; Ohio corporation, 100% owned by WSLIC; preparation and electronic filing of tax returns.

     Florida Outlet Marts, Inc.; Florida corporation; 100% owned by WSLIC;
          ownership and operation of real estate.

     AM Concepts Inc.; Delaware corporation, 100% owned by WSLIC; venture capital investment in companies engaged in alternative marketing of financial products.

     Western-Southern Agency, Inc.; Ohio corporation; 99% owned by WSLIC; 1% owned by William F. Ledwin; general insurance agency.

     Western-Southern Agency Services, Inc.; Pennsylvania corporation; 100% owned by WSLIC; general insurance agency.

     W-S Agency of Texas, Inc.; Texas corporation; 100% owned by an individual;
          general insurance agency.

ITEM 27.  NUMBER OF CONTRACT OWNERS

          As of December 11, 2001 there were 10,948 contract owners of Separate Account I of Integrity.

ITEM 28.  INDEMNIFICATION

BY-LAWS OF INTEGRITY. Integrity's By-Laws provide, in Article V, as follows:

     Section 5.1 INDEMNIFICATION OF DIRECTORS, OFFICERS, EMPLOYEES AND INCORPORATORS. To the extent permitted by the laws of the State of Ohio, subject to all applicable requirements thereof:

     (a) The Corporation shall indemnify or agree to indemnify any person who was or is a party or is threatened to be made a party, to any threatened, pending, or completed action, suit, r proceeding, whether civil, criminal, administrative, or investigative, other than an action by or in the right of the Corporation, by reason of the fact that he is or was a Director, officer, employee, or agent of the Corporation or is or was serving at the request of the Corporation as a Director, trustee, officer, employee, or agent of another corporation, domestic or foreign, non-profit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorney's fees ,judgements, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement, or conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation and, with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful.

     (b) The Corporation shall indemnify or agree to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he is or was a Director, officer, employee, or agent of the Corporation, or is or was serving at the request of the Corporation as a Director, trustee, officer, employee, or agent of another corporation, domestic or foreign, non-profit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorney's fees, actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, except that no indemnification shall be made in respect to any of the following:

          (1) Any claim, issue, or matter as to which such person is adjudged to be liable for negligence or misconduct in the performance of his duty to the Corporation unless, and only to the extent the court of common pleas or the court in which such action or suit was brought determines upon application that, despite the adjudication of liability, but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses as the court of common pleas or such other court shall deem proper;

          (2) Any action of suit in which the only liability asserted against a Director is pursuant to Section 1701.95 of the Ohio Revised Code.

     (c) To the extent that a Director, trustee, officer, employee, or agent has been successful in the merits or otherwise in defense of any action, suit, or proceeding referred to in division (a) and (b) of this Article, or in defense of any claim, issue or matter therein, he shall be indemnified against expenses, including attorney's fees, actually and reasonably incurred by him in connection with the action, suit, or proceeding.

     (d) Any indemnification under divisions (a) and (b) of this Article, unless ordered by a court, shall be made by the Corporation only as authorized in the specific case upon the determination that indemnification of the Director, officer, employee, or agent is proper in the circumstances because he has met the applicable standard of conduct set forth in divisions (a) and (b) of this Article. Such determination shall be made as follows:

          (1) By a majority vote of a quorum consisting of Directors of the Corporation who were not and are not parties to or threatened with any such action, suit, or proceeding;

          (2) If the quorum described in division (d)(1) of this Article is not obtainable or if a majority vote of a quorum of disinterested Directors so directs, in a written opinion by independent legal counsel other than an attorney, or a firm having associated with it an attorney, who has been retained by or who has performed services for the Corporation or any person to be indemnified within the past five years;

                    (3) By the Shareholders; or

                    (4) By the court of common pleas or the court in which such action, suit or proceeding was brought.

                    Any determination made by the disinterested Directors under Article (d)(1) or by independent legal counsel under Article (d)(2) shall be promptly communicated to the person who threatened or brought the action or suit by in the right of the Corporation under (b) of this Article, and within ten days after receipt of such notification, such person shall have the right to petition the court of common pleas or the court in which such action or suit was brought to review the reasonableness of such determination.

          (e)(1) Expenses, including attorney's fees, incurred by a Director in defending the action, suit, or proceeding shall be paid by the Corporation as they are incurred, in advance of the final disposition of the action, suit, or proceeding upon receipt of an undertaking by or on behalf of the Director in which he agrees to do both of the following:

                    (i) Repay such amount if it is proved by clear and convincing evidence in a court of competent jurisdiction that his action or failure to act involved an act or omission undertaken with deliberate intent to cause injury to the Corporation or undertaken with reckless disregard for the best interests of the Corporation;

                    (ii) Reasonably cooperate with the Corporation concerning the action, suit or proceeding.

          (2) Expenses, including attorney's fees, incurred by a Director, officer, employee, or agent in defending any action, suit, or proceeding referred to in divisions (a) and (b) of this Article, may be paid by the Corporation as they are incurred, in advance of the final disposition of the action, suit, or proceeding as authorized by the Directors in the specific case upon receipt of an undertaking by or on behalf of the Director, officer, employee, or agent to repay such amount, if it ultimately is determined that he is not entitled to be indemnified by the Corporation.

          (f) The indemnification authorized by this section shall not be exclusive of, and shall be in addition to, any other rights granted to those seeking indemnification under the Articles or the Regulations for any agreement, vote of Shareholders or disinterested Directors, or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a Director, officer, employee, or agent and shall inure to the benefit of the heirs, executors, and administrators of such a person.

          (g) The Corporation may purchase and maintain insurance or furnish similar protection, including but not limited to trust funds, letters of credit, or self insurance, on behalf of or for any person who is or was a Director, officer, employee, or agent of the Corporation, or is or was serving at the request of the Corporation as a Director, officer, employee, or agent of another corporation, domestic or foreign, non-profit or for profit, partnership, joint venture, trust, or other enterprise, against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the Corporation would have the power to indemnify him against such liability under this section. Insurance may be purchased from or maintained with a person in which the Corporation has a financial interest.

ITEM 29.  PRINCIPAL UNDERWRITERS

(a) Touchstone Securities is the principal underwriter for Separate Account I. Touchstone Securities also serves as an underwriter for the contracts issued under Integrity's Separate Accounts II, VUL and Ten; National Integrity Life Insurance Company's Separate Accounts I, II, and VUL; contracts issued under Western-Southern Life Assurance Company's Separate Accounts 1 and 2; The Legends Fund, Inc.; and for the shares of several series (Funds) of Touchstone Series Trust (formerly Select Advisors Trust A), Touchstone Strategic Trust, Touchstone Investment Trust and Touchstone Tax-Free Trust; each of which is affiliated with the Depositor. Integrity is the Depositor of Separate
Accounts I, II, Ten and VUL.

(b) The names and business addresses of the officers and directors of, and their positions with, Touchstone Securities are as follows:

DIRECTORS:

NAME AND PRINCIPAL BUSINESS ADDRESS        POSITION AND OFFICES WITH TOUCHSTONE SECURITIES
-----------------------------------        -----------------------------------------------
 James N. Clark(1)                         Director

 Jill T. McGruder(3)                       Director, Chief Executive Officer and President

 Edward S. Heenan(1)                       Director and Controller

 William F. Ledwin(1)                      Director

 Donald J. Wuebbling(1)                    Director


 OFFICERS:

 Jill T McGruder(3)                        President and CEO

 Richard K. Taulbee(1)                     Vice President

 Robert F. Morand(1)                       Secretary

 Patricia Wilson(1)                        Chief Compliance Officer

 Edward S. Heenan(1)                       Controller

 James J. Vance(1)                         Vice President and Treasurer

 Robert F. Morand(1)                       Secretary

 Terrie A. Wiedenheft(3)                   Chief Financial Officer

 Don W. Cummings(2)                        Vice President

 Elaine M. Reuss(1)                        Assistant Treasurer

 Jospeh Vap(2)                             Assistant Treasurer

 David L. Anders(2)                        Assistant Vice President

 Laurel S. Durham(2)                       Assistant Vice President

 Lisa C. Heffley(2)                        Assistant Vice President

 Patricia L. Tackett(2)                    Assistant Vice President

 Mark Murphy(2)                            Assistant Vice President

 (1) Principal Business Address: 400 Broadway, Cincinnati, Ohio 45202
 (2) Principal Business Address: 515 W. Market St. Louisville, Kentucky 40241
 (3) Principal Business Address: 221 East Fourth St., Suite 300, Cincinnati, Ohio 45202

 (c)        Not applicable.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

          The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Integrity at 515 West Market Street, Louisville, Kentucky 40202.

ITEM 31.  MANAGEMENT SERVICES

There are currently no management-related services provided to the Registrant.

ITEM 32.  UNDERTAKINGS

The Registrant hereby undertakes:

(a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Integrity represents that the aggregate charges under variable annuity contracts described in this Registration Statement are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Integrity.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and the Depositor certify that they meet all of the requirements for effectiveness of this post-effective amendment to their Registration Statement pursuant to Rule 485 under the Securities Act of 1933 and have duly caused this amendment to the Registration Statement to be signed on their behalf, in the City of Louisville and State of Kentucky on this 15th day of February, 2002.

                              SEPARATE ACCOUNT I OF
                        INTEGRITY LIFE INSURANCE COMPANY
                                  (Registrant)

                      By: Integrity Life Insurance Company
                                   (Depositor)


                             By:/s/ John R. Lindholm
                                John R. Lindholm
                                    President


                        INTEGRITY LIFE INSURANCE COMPANY
                                   (Depositor)


                            By: /s/ John R. Lindholm
                                John R. Lindholm
                                    President

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City of Louisville and State of Kentucky on this 15th day of February, 2002.

                        INTEGRITY LIFE INSURANCE COMPANY
                                   (Depositor)


                            By: /s/ John R. Lindholm
                                John R. Lindholm
                                    President

As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.


PRINCIPAL EXECUTIVE OFFICER:  /s/ John R. Lindholm
                              John R. Lindholm, President
                              Date: 2/15/2002


PRINCIPAL FINANCIAL OFFICER:  /s/ Don W. Cummings
                              Don Cummings, Senior Vice President and
                              Chief Financial Officer
                              Date: 2/15/2002


PRINCIPAL ACCOUNTING OFFICER: /s/ Joseph F. Vap
                              Joseph F. Vap, Director, Financial Operations
                              Date: 2/15/2002


DIRECTORS:

/s/ John F. Barrett                              /s/ William J. Williams
John F. Barrett                                  William J. Williams
Date: 2/15/2002                                  Date: 2/15/2002


/s/ Dennis L. Carr                               /s/ Donald J. Wuebbling
Dennis L. Carr                                   Donald J. Wuebbling
Date: 2/15/2002                                  Date: 2/15/2002


/s/ John R. Lindholm
John R. Lindholm
Date: 2/15/2002


/s/ Robert L. Walker
Robert L. Walker
Date: 2/15/2002

                                  EXHIBIT INDEX

EXHIBIT NUMBER

9.           Opinion and Consent of G. Stephen Wastek